Quarterly Holdings Report
for
Fidelity® Total Market Index Fund
May 31, 2025
STI-NPRT1-0725
1.816022.120
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	39,817	611,589
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)	23,738	13,533
TOTAL AUSTRALIA		625,122
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	192,417	3,628,985
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	426,519	28,495,734
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	185,624	1,787,559
Liberty Global Ltd Class C (b)	411,591	4,066,519

TOTAL BELGIUM		5,854,078
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd	4,319	109,745
RenaissanceRe Holdings Ltd	91,404	22,797,986

TOTAL BERMUDA		22,907,731
CANADA - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	177,942	1,110,359
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	20,041	13,427
TOTAL CONSUMER STAPLES		1,123,786

Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	42,778	550,125
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	47,252	144,591
TuHURA Biosciences Inc rights (b)(c)(d)	87,127	0
		144,591
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)	26,294	26,819
TOTAL HEALTH CARE		171,410

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	341,615	35,972,060
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)	387,014	6,319,939
Hut 8 Corp (United States) (b)(c)	152,134	2,323,086
		8,643,025
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	53,120	69,056
Metals & Mining - 0.0%
McEwen Mining Inc (b)	83,358	669,365
US Goldmining Inc (b)	5,216	47,257
		716,622
TOTAL MATERIALS		785,678

TOTAL CANADA		47,246,084
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	306,606	812,506
Software - 0.0%
Nukkleus Inc (b)	5,132	69,590
TOTAL CHINA		882,096
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)	3,863	3,052
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)(c)	2,453	7,531
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	106,922	1,164,381
Paper & Forest Products - 0.0%
Mercer International Inc	80,558	288,397
TOTAL GERMANY		1,452,778
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	866,483	1,438,362
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	1,438	3,020
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	49,696	872,662
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	15,245	74,700
TOTAL HONG KONG		947,362
IRELAND - 0.4%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	71,742	329,296
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	28,867	1,277,653
Information Technology - 0.4%
IT Services - 0.4%
Accenture PLC Class A	1,159,700	367,416,155
TOTAL IRELAND		369,023,104
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	183,712	2,985,320
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	243,745	6,178,936
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	9,170	30,169
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	31,513	277,000
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	25,581	49,371
TOTAL KOREA (SOUTH)		326,371
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	92,318	1,335,841
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	471,268	90,073,453
TOTAL NETHERLANDS		91,409,294
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)(c)	32,317	536,462
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	53,788	264,099
Liberty Latin America Ltd Class C (b)	238,123	1,190,615
		1,454,714
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	301,810	6,030,164
Ofg Bancorp	85,321	3,510,106
Popular Inc	130,151	13,474,533
		23,014,803
Financial Services - 0.0%
EVERTEC Inc	118,189	4,281,987
TOTAL FINANCIALS		27,296,790

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)	20,850	103,416
TOTAL PUERTO RICO		28,854,920
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	44,440	1,085,225
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)(c)	8,572	43,889
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	98,348	3,161,888
TOTAL SINGAPORE		4,291,002
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	133,836	13,761,018
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	172,361	3,376,552
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	7,197	12,522
TOTAL SWEDEN		17,150,092
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	222,515	2,358,659
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	158,628	5,756,610
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	552,902	88,503,023
TOTAL SWITZERLAND		96,618,292
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	28,086	603,849
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	66,917	15,582,962
TOTAL THAILAND		16,186,811
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	330,219	83,446,341
Soho House & Co Inc Class A (b)(c)	65,842	415,463
		83,861,804
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	787,474	24,529,815
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,612	0
F-star Therapeutics Inc rights (b)(d)	1,612	0
Zura Bio Ltd Class A (b)	66,248	66,911
		66,911
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	40,195	16,025
TOTAL HEALTH CARE		82,936

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	95,205	109
Machinery - 0.0%
Luxfer Holdings PLC	49,263	563,077
TOTAL INDUSTRIALS		563,186

TOTAL UNITED KINGDOM		109,037,741
UNITED STATES - 99.2%
Communication Services - 8.9%
Diversified Telecommunication Services - 0.7%
Anterix Inc (b)	35,202	936,021
AST SpaceMobile Inc Class A (b)(c)	297,540	6,864,248
AT&T Inc	13,309,258	369,997,373
Atn International Inc	19,578	278,203
Bandwidth Inc Class A (b)	48,706	682,858
Cogent Communications Holdings Inc (c)	78,570	3,591,435
Frontier Communications Parent Inc (b)	407,796	14,774,449
GCI Liberty Inc Class A (b)(d)	149,409	0
Globalstar Inc (b)	92,251	1,702,953
IDT Corp Class B	38,238	2,355,078
Iridium Communications Inc	202,064	5,132,426
Lumen Technologies Inc (b)	1,882,730	7,380,302
NextPlat Corp (b)(c)	41,429	27,136
Shenandoah Telecommunications Co	86,152	1,083,792
Verizon Communications Inc	7,805,966	343,150,266
		757,956,540
Entertainment - 1.7%
AMC Entertainment Holdings Inc Class A (b)(c)	709,275	2,525,019
Atlanta Braves Holdings Inc Class A (b)(c)	22,087	959,680
Atlanta Braves Holdings Inc Class C (b)	65,864	2,674,737
Cinemark Holdings Inc (c)	197,517	6,670,149
Cineverse Corp (b)	22,039	77,137
CuriosityStream Inc Class A	54,806	373,777
Dolphin Entertainment Inc (b)	3,621	3,874
Electronic Arts Inc	439,772	63,230,418
Eventbrite Inc Class A (b)	134,758	318,029
Gaia Inc Class A (b)	30,063	154,223
Golden Matrix Group Inc (b)(c)	60,940	113,348
Kartoon Studios Inc (b)	55,659	45,885
Liberty Media Corp-Liberty Formula One Class A (b)	52,975	4,668,157
Liberty Media Corp-Liberty Formula One Class C (b)	404,713	39,066,946
Liberty Media Corp-Liberty Live Class A (b)	23,303	1,674,554
Liberty Media Corp-Liberty Live Class C (b)	98,341	7,173,976
Lionsgate Studios Corp	421,720	3,049,036
Live Nation Entertainment Inc (b)	290,486	39,851,774
LiveOne Inc (b)	160,756	118,799
Madison Square Garden Entertainment Corp Class A (b)	75,865	2,815,350
Madison Square Garden Sports Corp Class A (b)	30,747	5,838,548
Marcus Corp/The	45,554	841,838
Mega Matrix Inc Class A (c)	61,149	57,853
Motorsport Games Inc Class A (b)	314	970
Netflix Inc (b)	793,084	957,434,798
Playstudios Inc Class A (b)	196,560	263,390
Playtika Holding Corp	98,969	469,113
PodcastOne Inc (b)	5,883	11,531
Reading International Inc Class A (b)	27,122	36,886
Reading International Inc Class B (b)	2,945	30,039
Reservoir Media Inc (b)	60,086	468,671
ROBLOX Corp Class A (b)	1,008,786	87,744,206
Roku Inc Class A (b)	239,116	17,326,345
Skillz Inc Class A (b)	21,239	133,593
Snail Inc Class A (b)(c)	4,029	3,586
Sphere Entertainment Co Class A (b)(c)	50,005	1,885,189
Starz Entertainment Corp	23,124	484,679
Take-Two Interactive Software Inc (b)	311,670	70,524,688
TKO Group Holdings Inc Class A	123,451	19,481,802
Vivid Seats Inc Class A (b)(c)	167,466	261,247
Walt Disney Co/The	3,351,832	378,891,090
Warner Bros Discovery Inc (b)	4,148,284	41,358,391
Warner Music Group Corp Class A	267,169	7,031,888
		1,766,145,209
Interactive Media & Services - 5.8%
Alphabet Inc Class A	10,815,420	1,857,440,231
Alphabet Inc Class C	8,764,498	1,514,943,479
Angi Inc Class A (b)	82,288	1,287,807
Arena Group Holdings Inc/The (b)	51,379	219,388
Bumble Inc Class A (b)(c)	163,622	919,556
BuzzFeed Inc Class A (b)	31,977	68,751
Cargurus Inc Class A (b)	163,078	5,110,865
Cars.com Inc (b)	109,828	1,125,737
DHI Group Inc (b)	30,632	65,859
EverQuote Inc Class A (b)	49,410	1,138,901
fuboTV Inc (b)	632,070	2,313,376
Getty Images Holdings Inc Class A (b)(c)	74,999	133,498
Giftify Inc (b)	17,157	29,510
IAC Inc Class A (b)	132,616	4,768,871
Intelligent Protection Management Corp (b)	752	1,602
IZEA Worldwide Inc (b)	695	2,002
Match Group Inc	465,323	13,931,771
MediaAlpha Inc Class A (b)	58,291	594,568
Meta Platforms Inc Class A	4,060,216	2,628,949,258
Nextdoor Holdings Inc Class A (b)	353,601	541,010
Outbrain Inc (b)	47,445	122,408
Pinterest Inc Class A (b)	1,105,530	34,393,038
PSQ Holdings Inc Class A (b)(c)	38,733	83,276
QuinStreet Inc (b)	106,815	1,631,065
Reddit Inc Class A (b)	197,938	22,238,334
Rumble Inc Class A (b)(c)	225,196	2,029,016
Shutterstock Inc	47,524	876,818
Snap Inc Class A (b)	2,009,307	16,576,783
Society Pass Inc (b)	288	376
Super League Enterprise Inc (b)	3,151	613
System1 Inc Class A (b)	36,571	12,961
Travelzoo (b)(c)	15,081	208,721
TripAdvisor Inc Class A	204,862	2,917,235
TrueCar Inc (b)	97,359	141,171
Trump Media & Technology Group Corp (b)(c)	171,800	3,664,494
Vimeo Inc Class A (b)	289,174	1,260,799
Yelp Inc Class A (b)	126,635	4,833,658
Zedge Inc Class B (b)	19,872	46,898
Ziff Davis Inc (b)	83,454	2,707,248
ZipRecruiter Inc Class A (b)	130,434	778,691
ZoomInfo Technologies Inc (b)	501,724	4,791,464
		6,132,901,107
Media - 0.5%
Advantage Solutions Inc Class A (b)	97,448	115,963
Altice USA Inc Class A (b)	444,428	1,026,629
AMC Networks Inc Class A (b)	59,044	390,281
Asset Entities Inc Class A (b)(c)	9,327	65,382
Boston Omaha Corp (b)	39,846	585,736
Cable One Inc (c)	8,502	1,244,098
Cardlytics Inc (b)(c)	94,503	171,050
Charter Communications Inc Class A (b)	178,951	70,912,913
Clear Channel Outdoor Holdings Inc (b)	625,627	669,421
Comcast Corp Class A	6,993,452	241,763,636
comScore Inc (b)	7,225	33,163
Creative Realities Inc (b)	9,621	30,114
DallasNews Corp Class A (b)	7,534	32,170
Direct Digital Holdings Inc Class A (b)	5,555	2,902
EchoStar Corp Class A (b)	222,975	3,953,347
Emerald Holding Inc (c)	37,867	173,431
Entravision Communications Corp Class A	122,142	252,834
EW Scripps Co/The Class A (b)	110,002	244,204
Fluent Inc (b)	12,325	22,185
Fox Corp Class A	490,829	26,966,145
Fox Corp Class B	150,304	7,557,285
Gannett Co Inc (b)	217,654	770,495
Gray Media Inc	156,842	622,663
Gray Media Inc Class A	9,277	81,452
Harte Hanks Inc (b)	11,062	51,660
Ibotta Inc Class A (b)(c)	12,098	604,779
iHeartMedia Inc Class A (b)	206,500	270,515
Integral Ad Science Holding Corp (b)	135,025	1,099,104
Interpublic Group of Cos Inc/The	692,544	16,593,354
John Wiley & Sons Inc Class A	77,510	3,032,191
Lee Enterprises Inc (b)	8,331	51,236
Lendway Inc (b)	2,977	15,747
Liberty Broadband Corp Class A (b)	34,425	3,198,083
Liberty Broadband Corp Class C (b)	204,270	19,160,526
LQR House Inc (b)	960	1,228
Magnite Inc (b)	230,892	3,777,393
Marchex Inc Class B (b)	69,067	110,507
Mediaco Holding Inc Class A (b)	6,615	8,202
National CineMedia Inc (c)	173,283	944,392
New York Times Co/The Class A	302,498	17,278,686
News Corp Class A	694,156	19,602,966
News Corp Class B	211,092	6,906,930
Nexstar Media Group Inc	54,075	9,215,462
Omnicom Group Inc	364,302	26,754,339
Paramount Global Class A (c)	101,847	2,306,835
Paramount Global Class B (c)	964,214	11,666,989
PubMatic Inc Class A (b)	72,168	844,366
Saga Communications Inc Class A	9,035	110,679
Scholastic Corp (c)	44,890	775,250
Sinclair Inc Class A (c)	70,654	991,276
Sirius XM Holdings Inc (c)	410,017	8,889,169
SPAR Group Inc (b)	25,695	26,594
Stagwell Inc Class A (b)	190,417	849,260
TechTarget Inc/old	49,157	397,680
TEGNA Inc	299,912	5,014,529
Thryv Holdings Inc (b)	74,833	995,279
Townsquare Media Inc Class A	23,456	161,846
Trade Desk Inc (The) Class A (b)	834,135	62,743,635
Urban One Inc Class A (b)	10,957	18,846
Urban One Inc Class D (b)	38,428	26,900
WideOpenWest Inc (b)	90,511	381,051
		582,564,983
Wireless Telecommunication Services - 0.2%
Gogo Inc (b)(c)	112,069	1,189,052
Kore Group Holdings Inc (b)	14,534	36,335
NII Holdings Inc (b)(d)	149,032	0
Spok Holdings Inc	41,534	672,851
SurgePays Inc (b)	23,947	65,854
T-Mobile US Inc	889,097	215,339,293
Telephone and Data Systems Inc	180,313	6,195,555
United States Cellular Corp (b)	25,882	1,603,908
		225,102,848
TOTAL COMMUNICATION SERVICES		9,464,670,687

Consumer Discretionary - 10.6%
Automobile Components - 0.1%
Adient PLC (b)	154,804	2,413,394
American Axle & Manufacturing Holdings Inc (b)	218,193	957,867
BorgWarner Inc	409,447	13,548,602
Cooper-Standard Holdings Inc (b)	31,799	732,649
Dana Inc	238,095	3,959,520
Dorman Products Inc (b)	50,074	6,475,069
Fox Factory Holding Corp (b)	76,720	1,967,868
Gentex Corp	419,176	9,041,627
Gentherm Inc (b)	56,585	1,548,449
Goodyear Tire & Rubber Co/The (b)	531,002	6,058,733
Holley Inc Class A (b)	101,683	197,265
LCI Industries	46,960	4,092,094
Lear Corp	98,830	8,936,209
Luminar Technologies Inc Class A (b)(c)	47,738	171,379
Modine Manufacturing Co (b)	97,945	8,893,406
Motorcar Parts of America Inc (b)	35,012	390,034
Patrick Industries Inc	61,811	5,307,092
Phinia Inc (c)	75,076	3,258,298
QuantumScape Corp Class A (b)(c)	705,058	2,820,232
Solid Power Inc (b)(c)	260,327	406,110
Standard Motor Products Inc	38,183	1,156,945
Stoneridge Inc (b)	47,733	239,620
Strattec Security Corp (b)	6,836	382,679
Superior Industries International Inc (b)	41,602	21,325
Sypris Solutions Inc (b)	27,379	53,937
Visteon Corp (b)	50,669	4,277,730
Worksport Ltd (b)(c)	4,672	13,268
XPEL Inc (b)(e)	41,703	1,500,057
		88,821,458
Automobiles - 1.9%
AYRO Inc (b)(c)	4,270	1,670
Cenntro Inc (b)	23,564	20,147
Envirotech Vehicles Inc (b)(c)	23,755	4,516
Faraday Future Intelligent Electric Inc Class A (b)(c)	125,300	144,095
Ford Motor Co	7,219,695	74,940,434
General Motors Co	1,844,978	91,529,359
Harley-Davidson Inc	212,579	5,146,538
Lucid Group Inc Class A (b)(c)	2,177,790	4,856,472
Rivian Automotive Inc Class A (b)(c)	1,354,048	19,674,317
Tesla Inc (b)	5,188,489	1,797,603,899
Thor Industries Inc (c)	98,436	7,992,019
Volcon Inc (b)(c)	1,156	655
Winnebago Industries Inc	53,243	1,806,535
Workhorse Group Inc (b)(c)	3,077	2,754
		2,003,723,410
Broadline Retail - 3.5%
1stdibs.Com Inc (b)	58,680	147,287
Amazon.com Inc (b)	17,487,648	3,585,142,716
ContextLogic Inc Class A (b)	48,197	395,215
Dillard's Inc Class A (c)	5,485	2,172,170
eBay Inc (c)	888,021	64,976,497
Etsy Inc (b)	207,868	11,505,494
Groupon Inc (b)(c)	45,931	1,337,970
Kohl's Corp (c)	207,112	1,683,821
Macy's Inc	519,094	6,172,028
Ollie's Bargain Outlet Holdings Inc (b)	114,056	12,711,541
QVC Group Inc Class A (b)	13,376	54,842
Savers Value Village Inc (b)(c)	49,422	495,208
		3,686,794,789
Distributors - 0.1%
A-Mark Precious Metals Inc	33,258	656,180
AMCON Distributing Co	261	28,707
Cheetah Net Supply Chain Service Inc Class A (b)	3,470	4,754
Educational Development Corp (b)	5,163	7,022
Genuine Parts Co	258,262	32,675,308
Kaival Brands Innovations Group Inc (b)	4,964	2,735
LKQ Corp	482,765	19,537,500
Pool Corp	70,696	21,250,511
Weyco Group Inc (c)	13,404	420,349
		74,583,066
Diversified Consumer Services - 0.2%
ADT Inc	743,618	6,186,902
Adtalem Global Education Inc (b)	68,745	9,076,402
Allurion Technologies Inc (b)(c)	2,686	7,145
American Public Education Inc (b)	33,040	973,028
Beachbody Co Inc/The Class A (b)	4,639	17,110
Bright Horizons Family Solutions Inc (b)	107,565	13,897,398
Carriage Services Inc	24,409	1,061,792
Chegg Inc (b)	190,569	194,380
Coursera Inc (b)	229,958	2,035,128
Duolingo Inc Class A (b)	70,243	36,498,965
European Wax Center Inc Class A (b)	63,637	323,912
Frontdoor Inc (b)	140,101	7,706,956
Graham Holdings Co Class B	6,344	6,054,777
Grand Canyon Education Inc (b)	53,634	10,611,219
H&R Block Inc	248,299	14,140,628
KinderCare Learning Cos Inc (b)	45,014	552,322
Laureate Education Inc (b)	247,721	5,573,723
Legacy Education Inc	5,105	46,149
Lincoln Educational Services Corp (b)	52,936	1,259,877
Matthews International Corp Class A (c)	58,168	1,247,704
Mister Car Wash Inc (b)	173,073	1,225,357
Nerdy Inc Class A (b)(c)	148,432	253,819
Perdoceo Education Corp	113,769	3,872,697
Regis Corp (b)	4,164	90,609
Service Corp International/US	267,863	20,893,314
Strategic Education Inc	44,710	4,078,893
Stride Inc (b)(c)	78,952	11,952,543
Udemy Inc (b)	165,029	1,208,012
Universal Technical Institute Inc (b)	79,791	2,834,974
Wag! Group Co (b)(c)	16,732	2,571
XWELL Inc (b)	7,012	6,381
		163,884,687
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment Inc Class A (b)	100,048	1,122,539
Airbnb Inc Class A (b)	802,756	103,555,524
Allied Gaming & Entertainment Inc (b)	25,037	75,361
Aramark	491,718	19,914,579
Ark Restaurants Corp	4,977	52,856
Bally's Corp	13,344	133,840
Biglari Holdings Inc Class A (b)	34	40,902
Biglari Holdings Inc Class B (b)	1,552	383,562
BJ's Restaurants Inc (b)	42,040	1,875,404
Bloomin' Brands Inc (c)	140,682	1,073,404
Booking Holdings Inc	61,357	338,624,988
Boyd Gaming Corp	122,000	9,146,340
Brinker International Inc (b)	82,301	14,207,622
Caesars Entertainment Inc (b)	395,184	10,622,546
Canterbury Park Holding Corp	4,962	88,125
Carnival Corp (b)	1,941,050	45,071,181
Cava Group Inc (b)	151,252	12,292,250
Century Casinos Inc (b)	44,571	88,251
Cheesecake Factory Inc/The (c)	87,012	4,800,452
Chipotle Mexican Grill Inc (b)	2,512,734	125,837,719
Choice Hotels International Inc (c)	41,206	5,219,976
Churchill Downs Inc	136,608	13,041,966
Cracker Barrel Old Country Store Inc (c)	41,455	2,381,175
Darden Restaurants Inc	217,248	46,536,694
Dave & Buster's Entertainment Inc (b)(c)	57,574	1,264,325
Denny's Corp (b)(c)	94,473	360,887
Dine Brands Global Inc	29,221	703,057
Domino's Pizza Inc	63,948	30,299,841
DoorDash Inc Class A (b)	629,047	131,250,657
DraftKings Inc Class A (b)	908,285	32,589,266
Dutch Bros Inc Class A (b)	215,819	15,582,132
El Pollo Loco Holdings Inc (b)	45,068	473,214
Empire Resorts Inc (b)(d)	2,836	0
Everi Holdings Inc (b)	154,978	2,186,740
Expedia Group Inc Class A	228,678	38,132,057
FAT Brands Inc Class A (c)	20,783	45,515
FAT Brands Inc Class B	2,371	6,046
First Watch Restaurant Group Inc (b)	75,339	1,163,234
Flanigan's Enterprises Inc	1,647	45,064
Full House Resorts Inc (b)(c)	65,268	207,552
GEN Restaurant Group Inc Class A (b)	7,597	25,070
Global Business Travel Group I Class A (b)	154,133	963,331
Golden Entertainment Inc	37,992	1,083,912
Good Times Restaurants Inc (b)	14,346	23,097
Hall of Fame Resort & Entertainment Co (b)(c)	4,049	3,506
Hilton Grand Vacations Inc (b)	114,414	4,367,182
Hilton Worldwide Holdings Inc	446,018	110,808,712
Hyatt Hotels Corp Class A (c)	79,501	10,496,517
Inspirato Inc Class A (b)(c)	6,136	22,335
Inspired Entertainment Inc (b)	44,084	344,737
Jack in the Box Inc (c)	35,921	681,242
Krispy Kreme Inc (c)	158,445	457,906
Kura Sushi USA Inc Class A (b)	10,646	703,275
Las Vegas Sands Corp	637,205	26,227,358
Life Time Group Holdings Inc (b)	175,386	5,016,040
Light & Wonder Inc Class A (b)	163,909	14,771,479
Lindblad Expeditions Holdings Inc (b)	69,353	728,207
Lottery.com Inc (b)(c)	18,720	27,893
Lucky Strike Entertainment Corp Class A (c)	47,766	412,221
Marriott International Inc/MD Class A1	424,168	111,908,243
Marriott Vacations Worldwide Corp	60,383	3,976,824
McDonald's Corp	1,328,461	416,937,485
MGM Resorts International (b)	414,824	13,129,180
Monarch Casino & Resort Inc	23,308	1,951,812
Nathan's Famous Inc	5,320	569,134
Noodles & Co Class A (b)	62,961	48,940
Norwegian Cruise Line Holdings Ltd (b)	815,093	14,386,391
ONE Group Hospitality Inc/The (b)(c)	43,850	150,844
Papa John's International Inc (c)	60,733	2,748,168
Penn Entertainment Inc (b)	276,478	4,100,169
Planet Fitness Inc Class A (b)	156,186	16,060,606
Playa Hotels & Resorts NV (b)	178,916	2,408,209
PlayAGS Inc (b)	68,456	836,532
Portillo's Inc Class A (b)	107,552	1,290,624
Potbelly Corp (b)	47,066	502,194
Rave Restaurant Group Inc (b)	25,802	71,214
Rci Hospitality Holdings Inc	14,958	601,760
Red Robin Gourmet Burgers Inc (b)	34,452	175,705
Red Rock Resorts Inc Class A	91,191	4,383,551
Royal Caribbean Cruises Ltd	459,033	117,957,710
Rush Street Interactive Inc Class A (b)	154,184	1,956,595
Sabre Corp (b)	713,653	1,798,406
Serve Robotics Inc (b)(c)	50,189	587,211
Shake Shack Inc Class A (b)	74,065	9,612,896
Six Flags Entertainment Corp	174,198	5,846,085
Sonder Holdings Inc (b)(c)	17,930	31,736
Starbucks Corp	2,106,006	176,799,204
Sweetgreen Inc Class A (b)	190,930	2,562,281
Target Hospitality Corp (b)	61,462	449,287
Texas Roadhouse Inc	123,700	24,147,477
Travel + Leisure Co	125,984	6,119,043
Twin Hospitality Group Inc Class A (c)	4,510	19,799
United Parks & Resorts Inc (b)(c)	52,594	2,355,685
Vail Resorts Inc	69,667	11,158,563
Wendy's Co/The (c)	318,784	3,634,138
Wingstop Inc	54,179	18,512,964
Wyndham Hotels & Resorts Inc	144,001	11,920,403
Wynn Resorts Ltd (c)	166,140	15,042,316
Xponential Fitness Inc Class A (b)	43,407	391,097
Yoshiharu Global Co Class A (b)	1,212	16,301
Yum! Brands Inc	517,143	74,437,563
		2,269,255,208
Household Durables - 0.4%
Aterian Inc (b)(c)	10,022	15,333
Bassett Furniture Industries Inc	14,046	234,147
Beazer Homes USA Inc (b)	52,032	1,067,697
Cavco Industries Inc (b)	14,924	6,470,972
Century Communities Inc	49,633	2,574,464
Champion Homes Inc (b)	97,910	6,403,314
Cricut Inc Class A (c)	87,159	528,184
DR Horton Inc	525,744	62,069,337
Dream Finders Homes Inc Class A (b)(c)	49,617	1,035,011
Emerson Radio Corp (b)	16,730	6,942
Ethan Allen Interiors Inc	41,635	1,087,923
Flexsteel Industries Inc	6,375	193,609
Garmin Ltd	284,649	57,775,208
Gopro Inc Class A (b)	225,207	149,312
Green Brick Partners Inc (b)	55,897	3,267,180
Hamilton Beach Brands Holding Co Class A (c)	10,693	195,361
Helen of Troy Ltd (b)	42,117	1,132,526
Hooker Furnishings Corp (c)	18,281	179,519
Hovnanian Enterprises Inc Class A (b)	8,514	768,644
Installed Building Products Inc (c)	42,812	6,827,658
iRobot Corp (b)(c)	54,264	166,590
KB Home	129,851	6,697,715
Koss Corp (b)	11,514	67,011
La-Z-Boy Inc	75,928	3,180,624
Landsea Homes Corp Class A (b)	30,995	349,314
Legacy Housing Corp (b)	19,680	438,667
Leggett & Platt Inc	250,779	2,272,058
Lennar Corp Class A	420,897	44,648,754
Lennar Corp Class B (c)	37,821	3,831,267
LGI Homes Inc (b)	37,682	1,887,868
Lifetime Brands Inc	21,681	72,198
Live Ventures Inc (b)	2,263	49,039
Lovesac Co/The (b)	26,720	511,421
M/I Homes Inc (b)	49,834	5,312,803
Meritage Homes Corp	134,592	8,561,397
Mohawk Industries Inc (b)	96,468	9,705,645
Newell Brands Inc	768,741	4,074,327
Nova Lifestyle Inc (b)(c)	738	767
NVR Inc (b)	5,537	39,400,904
PulteGroup Inc	374,854	36,746,938
Purple Innovation Inc Class A (b)	101,448	80,813
Smith Douglas Homes Corp Class A (b)(c)	15,808	296,874
Somnigroup International Inc	382,322	24,873,869
Sonos Inc (b)	219,959	2,261,179
Taylor Morrison Home Corp (b)	191,631	10,784,993
Toll Brothers Inc	184,985	19,284,686
TopBuild Corp (b)	54,486	15,413,545
Traeger Inc (b)	118,053	162,913
Tri Pointe Homes Inc (b)	175,209	5,165,161
United Homes Group Inc Class A (b)	25,492	76,986
Universal Electronics Inc (b)	18,831	124,473
Whirlpool Corp (c)	102,541	8,007,427
Yunhong Green CTI Ltd (b)	2,514	2,066
		406,492,633
Leisure Products - 0.0%
Acushnet Holdings Corp (c)	50,629	3,454,923
American Outdoor Brands Inc (b)	24,360	282,089
Brunswick Corp/DE	122,121	6,181,765
Clarus Corp	53,184	169,125
Escalade Inc	14,604	216,723
Funko Inc Class A (b)	66,031	276,670
Hasbro Inc	244,154	16,287,514
JAKKS Pacific Inc (c)	16,494	332,024
Johnson Outdoors Inc Class A (c)	10,000	271,900
Latham Group Inc (b)	72,496	409,602
Malibu Boats Inc Class A (b)	36,579	1,102,491
Marine Products Corp (c)	21,723	180,518
MasterCraft Boat Holdings Inc (b)	23,744	403,885
Mattel Inc (b)	622,772	11,795,303
Outdoor Holding Co (b)	162,256	235,271
Peloton Interactive Inc Class A (b)	691,516	4,909,764
Polaris Inc (c)	97,590	3,827,480
Smith & Wesson Brands Inc	80,939	770,539
Sturm Ruger & Co Inc	31,552	1,142,182
Topgolf Callaway Brands Corp (b)	262,830	1,666,342
YETI Holdings Inc (b)	156,859	4,793,611
		58,709,721
Specialty Retail - 2.0%
1-800-Flowers.com Inc Class A (b)(c)	47,662	234,497
Abercrombie & Fitch Co Class A (b)	93,826	7,364,403
Academy Sports & Outdoors Inc	128,538	5,258,490
Advance Auto Parts Inc (c)	110,080	5,276,134
aka Brands Holding Corp (b)	1,300	16,172
America's Car-Mart Inc/TX (b)	14,626	727,790
American Eagle Outfitters Inc	324,080	3,551,917
Arhaus Inc Class A (b)	99,959	897,632
Arko Corp (c)	134,357	575,048
Asbury Automotive Group Inc (b)	36,124	8,233,021
AutoNation Inc (b)	47,558	8,743,538
AutoZone Inc (b)	31,099	116,093,811
BARK Inc (b)	218,526	281,899
Barnes & Noble Education Inc (b)	29,597	356,052
Bath & Body Works Inc	401,975	11,303,537
Best Buy Co Inc	361,564	23,964,462
Beyond Inc (b)	77,321	495,628
Big 5 Sporting Goods Corp	38,160	45,792
Boot Barn Holdings Inc (b)	56,666	9,084,126
Brilliant Earth Group Inc Class A (b)	18,862	26,030
Buckle Inc/The	55,876	2,380,876
Build-A-Bear Workshop Inc	22,571	1,152,024
Burlington Stores Inc (b)	116,546	26,603,955
Caleres Inc	63,257	850,807
Camping World Holdings Inc Class A	111,353	1,810,600
CarMax Inc (b)	285,664	18,413,901
Carparts Com Inc (b)	90,615	79,551
Carvana Co Class A (b)	219,199	71,713,145
Cato Corp/The Class A	32,322	82,744
Chewy Inc Class A (b)	307,213	13,901,388
Children's Place Inc/The (b)(c)	23,976	145,774
Citi Trends Inc (b)	14,080	372,838
Designer Brands Inc Class A (c)	67,247	238,727
Destination XL Group Inc (b)	91,975	103,932
Dick's Sporting Goods Inc	107,671	19,309,717
Duluth Holdings Inc Class B (b)	26,423	49,147
Envela Corp (b)	9,594	55,645
EVgo Inc Class A (b)	191,414	756,085
Five Below Inc (b)	102,162	11,909,024
Floor & Decor Holdings Inc Class A (b)	199,271	14,285,738
Foot Locker Inc (b)	152,771	3,629,839
GameStop Corp Class A (b)(c)	753,186	22,444,943
Gap Inc/The	413,429	9,223,601
Genesco Inc (b)	19,726	428,646
Group 1 Automotive Inc	23,968	10,160,515
Grove Collaborative Holdings Class A (b)	53,153	73,351
GrowGeneration Corp (b)	100,702	108,758
Guess? Inc (c)	51,460	539,301
Haverty Furniture Cos Inc (c)	24,834	520,521
Haverty Furniture Cos Inc Class A	2,445	50,538
Home Depot Inc/The	1,841,457	678,190,199
J Jill Inc (c)	13,282	212,512
Kirklands Inc (b)(c)	24,917	26,661
Lands' End Inc (b)	21,948	184,802
Lazydays Holdings Inc (b)(c)	211,183	58,287
Leslie's Inc (b)	356,178	268,451
Lithia Motors Inc Class A	49,415	15,660,108
Lowe's Cos Inc	1,046,613	236,251,952
Lulu's Fashion Lounge Holdings Inc (b)	14,593	5,983
MarineMax Inc (b)	37,507	795,148
Monro Inc	58,028	889,569
Murphy USA Inc	33,754	14,405,870
National Vision Holdings Inc (b)	147,028	2,912,625
Nxu Inc Class A (b)	1	0
O'Reilly Automotive Inc (b)	106,532	145,682,510
ODP Corp/The (b)	56,710	932,880
OneWater Marine Inc Class A (b)(c)	26,051	384,773
Penske Automotive Group Inc	34,383	5,645,001
Petco Health & Wellness Co Inc Class A (b)(c)	160,327	588,400
PetMed Express Inc (b)	36,059	133,418
RealReal Inc/The (b)(c)	170,894	965,551
Rent the Runway Inc Class A (b)	3,838	20,725
Restoration Hardware Inc (b)	27,856	5,045,000
Revolve Group Inc Class A (b)	70,881	1,460,149
Ross Stores Inc	611,814	85,709,023
RumbleON Inc Class B (b)	43,894	69,353
Sally Beauty Holdings Inc (b)	189,766	1,652,862
Shoe Carnival Inc (c)	33,544	644,716
Signet Jewelers Ltd	80,389	5,351,496
Sleep Number Corp (b)(c)	43,054	463,261
Sonic Automotive Inc Class A	27,286	1,908,110
Sportsman's Warehouse Holdings Inc (b)	70,532	133,305
Stitch Fix Inc Class A (b)	190,934	843,928
Tandy Leather Factory Inc	1,643	5,109
ThredUp Inc Class A (b)	160,532	1,155,830
Tile Shop Holdings Inc (b)	43,689	278,299
Tilly's Inc Class A (b)(c)	37,883	54,173
TJX Cos Inc/The	2,083,679	264,418,865
Torrid Holdings Inc (b)(c)	22,496	116,079
Tractor Supply Co (c)	990,924	47,960,722
Ulta Beauty Inc (b)	86,157	40,619,579
Upbound Group Inc	95,349	2,187,306
Urban Outfitters Inc (b)	104,028	7,271,557
Valvoline Inc (b)	235,014	8,129,134
Victoria's Secret & Co (b)	145,732	3,090,976
Warby Parker Inc Class A (b)	165,396	3,501,433
Wayfair Inc Class A (b)(c)	184,563	7,611,378
Williams-Sonoma Inc	228,285	36,927,382
Winmark Corp	5,389	2,289,355
Zumiez Inc (b)	29,516	368,655
		2,067,408,070
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds Inc Class A (b)(c)	9,080	64,014
Capri Holdings Ltd (b)	220,130	3,988,756
Carter's Inc (c)	66,795	2,095,359
Columbia Sportswear Co (c)	59,285	3,781,197
Crocs Inc (b)	104,097	10,617,894
Crown Crafts Inc	9,852	31,920
Culp Inc (b)	23,004	97,767
Deckers Outdoor Corp (b)	281,502	29,704,091
Figs Inc Class A (b)	241,413	1,050,147
Fossil Group Inc (b)	81,491	120,607
G-III Apparel Group Ltd (b)	71,036	2,063,596
Hanesbrands Inc (b)	653,466	3,234,657
Kontoor Brands Inc	91,717	6,291,786
Lakeland Industries Inc	16,772	319,674
Levi Strauss & Co Class A	180,497	3,131,623
Lululemon Athletica Inc (b)	207,756	65,790,093
Movado Group Inc	29,715	481,383
NIKE Inc Class B	2,189,835	132,682,103
Oxford Industries Inc	27,610	1,482,105
PLBY Group Inc (b)	125,033	197,552
PVH Corp	103,691	8,686,195
Ralph Lauren Corp Class A	74,013	20,487,539
Rocky Brands Inc	13,293	302,416
Skechers USA Inc Class A (b)	244,235	15,152,339
Steven Madden Ltd	133,327	3,286,511
Superior Group of Cos Inc	21,807	215,017
Tapestry Inc	383,438	30,119,055
Under Armour Inc Class A (b)	263,442	1,767,696
Under Armour Inc Class C (b)	334,321	2,106,222
Unifi Inc (b)	27,563	138,366
Vera Bradley Inc (b)(c)	36,866	74,469
VF Corp	614,459	7,656,159
Vince Holding Corp (b)(c)	3,162	4,552
Wolverine World Wide Inc	148,560	2,534,434
		359,757,294
TOTAL CONSUMER DISCRETIONARY		11,179,430,336

Consumer Staples - 5.6%
Beverages - 1.1%
Amaze Holdings Inc (b)(c)	18,221	6,536
Boston Beer Co Inc/The Class A (b)	15,924	3,660,131
Brown-Forman Corp Class A	106,665	3,544,478
Brown-Forman Corp Class B (c)	332,782	11,094,952
Celsius Holdings Inc (b)	292,891	11,094,711
Coca-Cola Co/The	7,177,705	517,512,531
Coca-Cola Consolidated Inc	109,440	12,547,296
Constellation Brands Inc Class A	288,179	51,379,434
Keurig Dr Pepper Inc	2,518,096	84,784,292
MGP Ingredients Inc	26,792	788,221
Molson Coors Beverage Co Class B	319,156	17,103,570
Monster Beverage Corp (b)	1,296,936	82,939,057
National Beverage Corp	43,469	1,966,103
PepsiCo Inc	2,543,215	334,305,612
Primo Brands Corp Class A	469,438	15,524,315
Splash Beverage Group Inc (b)	1,032	3,911
Vita Coco Co Inc/The (b)	72,370	2,575,648
Willamette Valley Vineyards Inc (b)	6,462	37,609
Zevia PBC Class A (b)	95,999	261,117
		1,151,129,524
Consumer Staples Distribution & Retail - 2.1%
Albertsons Cos Inc Class A	749,353	16,658,117
Andersons Inc/The	59,522	2,113,626
BJ's Wholesale Club Holdings Inc (b)	245,310	27,771,545
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	20,436	0
Casey's General Stores Inc	68,946	30,181,801
Chefs' Warehouse Inc/The (b)	65,287	4,164,005
Costco Wholesale Corp	823,004	856,072,301
Dollar General Corp	408,070	39,684,808
Dollar Tree Inc (b)	374,704	33,820,783
Grocery Outlet Holding Corp (b)	179,439	2,436,782
Guardian Pharmacy Services Inc Class A (b)	30,957	655,360
HF Foods Group Inc (b)	71,802	273,566
Ingles Markets Inc Class A	27,361	1,704,590
Kroger Co/The	1,235,097	84,270,668
Mangoceuticals Inc (b)	3,245	7,074
Maplebear Inc (b)	300,531	13,725,251
Natural Grocers by Vitamin Cottage Inc	19,430	948,767
Performance Food Group Co (b)	290,120	25,983,147
PriceSmart Inc	46,007	4,967,836
Reborn Coffee Inc (b)	1,232	3,239
SpartanNash Co	64,387	1,252,971
Sprouts Farmers Market Inc (b)	185,552	32,074,519
Sysco Corp	907,248	66,229,104
Target Corp	849,347	79,847,111
United Natural Foods Inc (b)	109,692	3,353,284
US Foods Holding Corp (b)	426,832	33,770,948
Village Super Market Inc Class A	12,378	477,543
Walgreens Boots Alliance Inc	1,335,617	15,025,691
Walmart Inc	8,042,946	793,999,629
Weis Markets Inc	30,542	2,315,084
		2,173,789,150
Food Products - 0.6%
Alico Inc	10,111	326,080
Arcadia Biosciences Inc (b)	1,626	7,756
Archer-Daniels-Midland Co	887,485	42,838,901
B&G Foods Inc (c)	153,117	644,623
Barfresh Food Group Inc (b)	17,987	44,968
Beyond Meat Inc (b)(c)	148,062	433,822
BranchOut Food Inc (b)	11,784	20,858
BRC Inc Class A (b)(c)	89,800	160,742
Bridgford Foods Corp (b)	2,758	21,402
Bunge Global SA	247,053	19,307,192
Cal-Maine Foods Inc (c)	79,747	7,650,130
Calavo Growers Inc	31,629	871,379
CIMG Inc (b)(c)	616	294
Coffee Holding Co Inc (b)	10,309	41,958
Conagra Brands Inc	886,237	20,285,965
Darling Ingredients Inc (b)	295,749	9,215,539
Farmer Bros Co (b)	43,993	67,309
Flowers Foods Inc	363,116	6,136,660
Fresh Del Monte Produce Inc	62,240	2,198,317
Freshpet Inc (b)	89,754	7,194,681
General Mills Inc	1,023,821	55,552,527
Hain Celestial Group Inc (b)	171,409	320,535
Hershey Co/The	273,804	43,997,565
Hormel Foods Corp	543,473	16,673,752
Ingredion Inc	119,833	16,671,167
J & J Snack Foods Corp	28,826	3,319,890
JM Smucker Co	197,444	22,234,169
John B Sanfilippo & Son Inc	16,870	1,048,302
Kellanova	497,033	41,069,837
Kraft Heinz Co/The	1,619,582	43,291,427
Laird Superfood Inc (b)	14,596	93,852
Lamb Weston Holdings Inc	264,926	14,777,572
Lancaster Colony Corp	35,516	5,945,378
Lifeway Foods Inc (b)	9,341	211,060
Limoneira Co	28,378	448,089
Local Bounti Corp (b)	5,099	10,733
Mama's Creations Inc (b)	60,957	506,553
McCormick & Co Inc/MD	469,335	34,134,735
Mission Produce Inc (b)	80,761	902,908
Mondelez International Inc	2,398,296	161,860,997
Pilgrim's Pride Corp	74,357	3,655,390
Post Holdings Inc (b)	84,350	9,328,267
Rocky Mountain Chocolate Factory Inc (b)(c)	4,766	5,719
S&W Seed Co (b)	1,107	6,188
Sadot Group Inc (b)	7,085	8,006
Seaboard Corp	457	1,223,471
Seneca Foods Corp Class A (b)	9,778	922,163
Simply Good Foods Co/The (b)	169,749	5,858,038
SOW GOOD INC (b)	3,063	2,325
SRX Health Solutions Inc (b)(c)	408	221
The Campbell's Company (c)	363,860	12,385,794
Tootsie Roll Industries Inc Class A	30,670	1,093,386
TreeHouse Foods Inc (b)	83,957	1,885,674
Tyson Foods Inc Class A	529,877	29,757,892
Utz Brands Inc Class A	135,705	1,795,377
Vital Farms Inc (b)	56,800	1,808,512
Westrock Coffee Co (b)(c)	69,078	475,257
WK Kellogg Co (c)	123,281	2,085,915
		652,837,219
Household Products - 1.0%
Central Garden & Pet Co (b)(c)	86,369	3,114,466
Central Garden & Pet Co Class A (b)	16,092	514,461
Church & Dwight Co Inc	456,920	44,919,805
Clorox Co/The	227,861	30,050,309
Colgate-Palmolive Co	1,504,166	139,797,188
Energizer Holdings Inc	122,927	2,862,970
Kimberly-Clark Corp	614,980	88,409,525
Oil-Dri Corp of America	19,378	972,194
Procter & Gamble Co/The	4,347,811	738,649,612
Reynolds Consumer Products Inc	101,754	2,246,728
Spectrum Brands Holdings Inc	48,842	2,821,602
WD-40 Co	25,145	6,126,076
		1,060,484,936
Personal Care Products - 0.1%
AXIL Brands Inc (b)	1,020	6,273
Beauty Health Co/The Class A (b)	147,365	240,205
BellRing Brands Inc (b)	237,115	14,926,389
Coty Inc Class A (b)	679,596	3,350,408
Edgewell Personal Care Co	89,115	2,461,356
elf Beauty Inc (b)(c)	104,978	11,808,975
Estee Lauder Cos Inc/The Class A	435,420	29,147,015
FitLife Brands Inc (b)	7,968	116,652
Herbalife Ltd (b)	188,777	1,474,348
Honest Co Inc/The (b)	133,527	671,641
Interparfums Inc	33,215	4,524,547
Kenvue Inc	3,553,368	84,818,895
Lifevantage Corp (c)	18,885	246,449
Mannatech Inc (b)	422	3,925
Medifast Inc (b)	19,401	272,972
Natural Alternatives International Inc (b)	4,595	15,301
Nature's Sunshine Products Inc (b)	22,254	344,047
Nu Skin Enterprises Inc Class A	94,200	812,946
Olaplex Holdings Inc (b)	216,240	285,437
Safety Shot Inc (b)(c)	77,026	21,968
United-Guardian Inc	3,746	31,092
Upexi Inc (b)(c)	122	1,298
USANA Health Sciences Inc (b)	21,153	631,840
		156,213,979
Tobacco - 0.7%
Altria Group Inc	3,142,551	190,470,016
Ispire Technology Inc (b)	34,845	87,809
Philip Morris International Inc	2,882,646	520,577,041
Turning Point Brands Inc	33,029	2,454,715
Universal Corp/VA	46,204	3,021,280
		716,610,861
TOTAL CONSUMER STAPLES		5,911,065,669

Energy - 3.1%
Energy Equipment & Services - 0.3%
Archrock Inc	323,116	8,045,588
Aris Water Solutions Inc Class A (c)	48,753	1,074,516
Atlas Energy Solutions Inc (c)	133,296	1,619,546
Baker Hughes Co Class A	1,836,159	68,029,691
Bristow Group Inc (b)	44,796	1,310,731
Cactus Inc Class A	123,109	5,047,469
ChampionX Corp	352,865	8,493,461
Core Laboratories Inc (c)	87,309	938,572
DMC Global Inc (b)	34,412	222,302
Drilling Tools International Corp (b)	11,008	28,841
Energy Services of America Corp (c)	20,424	204,853
Expro Group Holdings NV (b)	195,179	1,623,889
Flowco Holdings Inc Class A	37,253	641,124
Forum Energy Technologies Inc (b)	21,198	312,459
Geospace Technologies Corp (b)	22,103	128,639
Gulf Island Fabrication Inc (b)	23,644	151,794
Halliburton Co	1,612,780	31,594,360
Helix Energy Solutions Group Inc (b)	263,328	1,630,000
Helmerich & Payne Inc	183,808	2,803,072
Innovex International Inc (b)	71,896	992,165
KLX Energy Services Holdings Inc (b)(c)	24,150	41,538
Kodiak Gas Services Inc	72,712	2,567,461
Liberty Energy Inc Class A	299,370	3,469,698
Mammoth Energy Services Inc (b)	41,653	109,964
MIND Technology Inc (b)	15,188	92,191
Nabors Industries Ltd (b)(c)	17,211	444,216
Natural Gas Services Group Inc (b)	17,428	417,749
NCS Multistage Holdings Inc (b)	1,778	52,024
Nine Energy Service Inc (b)(c)	50,838	24,147
Noble Corp PLC (c)	243,231	6,024,832
NOV Inc	709,880	8,518,560
NPK International Inc (b)	161,051	1,302,903
Oceaneering International Inc (b)	186,358	3,553,847
Oil States International Inc (b)	110,157	479,183
Patterson-UTI Energy Inc (c)	653,261	3,606,001
ProFrac Holding Corp Class A (b)(c)	40,042	333,950
ProPetro Holding Corp (b)	148,561	802,229
Ranger Energy Services Inc Class A	28,510	303,632
RPC Inc (c)	154,977	688,098
Schlumberger NV	2,597,667	85,852,894
SEACOR Marine Holdings Inc (b)	44,473	237,486
Select Water Solutions Inc Class A	172,594	1,387,656
Smart Sand Inc	49,067	93,227
Solaris Energy Infrastructure Inc Class A (c)	66,188	1,815,537
TETRA Technologies Inc (b)	220,025	589,667
Tidewater Inc (b)(c)	89,140	3,539,749
Transocean Ltd (b)(c)	1,441,146	3,588,454
Valaris Ltd (b)(c)	120,585	4,536,408
Weatherford International PLC	136,373	5,945,863
		275,312,236
Oil, Gas & Consumable Fuels - 2.8%
Aemetis Inc (b)(c)	93,214	159,396
American Resources Corp (b)(c)	92,737	59,194
Amplify Energy Corp (b)(c)	70,572	202,542
Antero Midstream Corp	620,396	11,651,037
Antero Resources Corp (b)	543,169	20,341,679
APA Corp	686,592	11,678,930
Barnwell Industries Inc (b)	2,008	2,489
Battalion Oil Corp (b)(c)	7,306	9,922
Berry Corp	149,341	356,925
California Resources Corp	131,467	5,806,897
Calumet Inc (c)	126,958	1,774,873
Centrus Energy Corp Class A (b)(c)	27,549	3,496,519
Cheniere Energy Inc	415,843	98,550,633
Chevron Corp	3,098,377	423,548,136
Chord Energy Corp	114,449	10,300,410
Civitas Resources Inc	166,506	4,557,269
Clean Energy Fuels Corp (b)	329,913	590,544
Clean Energy Technologies Inc (b)	38,725	9,894
CNX Resources Corp (b)	274,957	8,875,612
Comstock Inc (b)(c)	35,933	104,565
Comstock Resources Inc (b)(c)	167,695	3,907,294
ConocoPhillips	2,365,706	201,913,007
Core Natural Resources Inc	94,483	6,547,672
Coterra Energy Inc	1,363,591	33,148,897
Crescent Energy Co Class A	338,847	2,842,926
CVR Energy Inc (c)	63,917	1,495,019
Delek US Holdings Inc	118,968	2,290,134
Devon Energy Corp	1,219,480	36,901,465
Diamondback Energy Inc	346,478	46,618,615
Dorian LPG Ltd	67,942	1,454,638
DT Midstream Inc	187,991	19,690,177
Empire Petroleum Corp (b)(c)	47,928	235,806
EOG Resources Inc	1,042,770	113,213,539
Epsilon Energy Ltd	42,881	304,455
EQT Corp	1,105,741	60,959,501
Evolution Petroleum Corp	64,940	291,581
Excelerate Energy Inc Class A	43,227	1,215,976
Expand Energy Corp	389,789	45,266,197
Exxon Mobil Corp	8,070,096	825,570,821
FutureFuel Corp	50,740	200,423
Gevo Inc (b)(c)	425,379	540,231
Granite Ridge Resources Inc (c)	98,253	552,182
Green Plains Inc (b)	123,075	511,992
Gulfport Energy Corp (b)	23,000	4,404,500
Hallador Energy Co (b)	58,815	1,014,559
Hess Corp	512,353	67,727,943
HF Sinclair Corp	295,498	10,676,343
HighPeak Energy Inc Class A (c)	46,070	455,632
Houston American Energy Corp (b)(c)	17,123	7,722
Infinity Natural Resources Inc Class A	24,823	414,048
International Seaways Inc	74,982	2,778,083
Kinder Morgan Inc	3,582,111	100,442,392
Kinetik Holdings Inc Class A	70,012	3,118,334
Lightbridge Corp (b)(c)	28,670	431,484
Magnolia Oil & Gas Corp Class A	353,199	7,593,779
Marathon Petroleum Corp	585,931	94,182,549
Matador Resources Co	215,169	9,254,419
Mexco Energy Corp (b)	470	3,191
Murphy Oil Corp	254,045	5,317,162
NACCO Industries Inc Class A	7,012	251,450
New Fortress Energy Inc Class A (c)	237,538	591,470
NextDecade Corp (b)	254,911	2,110,663
Northern Oil & Gas Inc	183,773	4,884,686
Occidental Petroleum Corp	1,252,422	51,073,769
ONEOK Inc	1,150,157	92,978,692
OPAL Fuels Inc Class A (b)(c)	43,846	155,653
Ovintiv Inc	484,837	17,366,861
Par Pacific Holdings Inc (b)	104,659	2,259,588
PBF Energy Inc Class A	180,137	3,431,610
Peabody Energy Corp	225,084	2,962,105
PEDEVCO Corp (b)	44,800	28,717
Permian Resources Corp Class A	1,194,523	15,062,935
Phillips 66	765,908	86,915,240
PHX Minerals Inc Class A	55,398	239,319
Prairie Operating Co (b)(c)	32,744	126,719
PrimeEnergy Resources Corp (b)	944	182,286
Range Resources Corp	448,361	17,055,652
REX American Resources Corp (b)	28,771	1,212,410
Riley Exploration Permian Inc (c)	16,755	429,933
Ring Energy Inc (b)	201,157	148,373
Sable Offshore Corp (b)(c)	134,174	3,861,528
SandRidge Energy Inc	61,907	607,308
Sitio Royalties Corp Class A	147,628	2,520,010
SM Energy Co	212,973	4,987,828
Stabilis Solutions Inc (b)	7,752	43,489
Summit Midstream Corp Class A	17,618	442,917
Talos Energy Inc (b)	230,669	1,854,579
Targa Resources Corp	404,328	63,855,521
Texas Pacific Land Corp (c)	34,901	38,880,761
Trio Petroleum Corp (b)(c)	1,649	1,780
Uranium Energy Corp (b)	781,684	4,635,386
US Energy Corp (b)(c)	19,967	24,360
VAALCO Energy Inc (c)	195,815	620,734
Valero Energy Corp	587,094	75,717,513
Venture Global Inc Class A (c)	132,931	1,538,012
Verde Clean Fuels Inc Class A (b)	7,946	27,493
Viper Energy Inc Class A	242,870	9,639,510
Vital Energy Inc (b)(c)	49,762	740,459
Vitesse Energy Inc (c)	52,918	1,107,574
Vivakor Inc (b)	25,244	28,778
W&T Offshore Inc (c)	200,741	297,097
Williams Cos Inc/The	2,259,429	136,718,049
World Kinect Corp	107,508	2,944,644
		2,966,135,615
TOTAL ENERGY		3,241,447,851

Financials - 14.7%
Banks - 3.7%
1st Source Corp	31,268	1,893,590
ACNB Corp	19,792	822,753
Affinity Bancshares Inc	10,442	189,000
Amalgamated Financial Corp	39,055	1,180,242
Amerant Bancorp Inc Class A (c)	66,564	1,166,867
Ameris Bancorp	118,723	7,297,903
AmeriServ Financial Inc	10,594	29,769
Ames National Corp	16,974	295,348
Arrow Financial Corp	27,578	710,134
Associated Banc-Corp	302,045	6,998,383
Atlantic Union Bankshares Corp	241,627	7,253,643
Auburn National BanCorp Inc	4,810	98,172
Axos Financial Inc (b)	99,944	6,950,106
Banc of California Inc	254,846	3,496,487
BancFirst Corp	36,694	4,539,231
Bancorp Inc/The (b)	88,532	4,523,985
Bank First Corp	16,558	1,925,695
Bank of America Corp	12,276,469	541,760,577
Bank of Hawaii Corp	74,194	4,934,643
Bank of Marin Bancorp	26,975	574,837
Bank of the James Financial Group Inc	7,587	106,977
Bank OZK	194,695	8,630,829
Bank7 Corp	7,501	289,689
BankFinancial Corp	19,849	238,982
BankUnited Inc	138,439	4,704,157
Bankwell Financial Group Inc	12,065	418,776
Banner Corp	63,698	3,926,982
Bar Harbor Bankshares	28,843	838,754
BayCom Corp	19,358	510,858
Bayfirst Financial Corp	7,164	112,045
BCB Bancorp Inc	27,237	220,620
Berkshire Hills Bancorp Inc	86,505	2,141,864
Blue Foundry Bancorp (b)	35,843	324,738
Blue Ridge Bankshares Inc (b)	79,689	276,521
Bogota Financial Corp (b)	8,117	57,712
BOK Financial Corp	42,145	3,979,331
Bridgewater Bancshares Inc (b)	34,990	512,254
Broadway Financial Corp/DE (b)	11,168	69,912
Brookline Bancorp Inc	167,738	1,732,734
Burke & Herbert Financial Services Corp	24,710	1,406,493
Business First Bancshares Inc	52,142	1,240,458
BV Financial Inc (b)	18,710	291,876
Byline Bancorp Inc	45,459	1,176,024
C&F Financial Corp	5,702	379,411
Cadence Bank	341,942	10,360,843
California BanCorp (b)	43,594	651,294
Camden National Corp	31,873	1,253,884
Capital Bancorp Inc	22,363	722,325
Capital City Bank Group Inc	25,536	963,729
Capitol Federal Financial Inc	229,372	1,309,714
Carter Bankshares Inc (b)	43,288	712,088
Carver Bancorp Inc (b)	1,876	2,672
Catalyst Bancorp Inc (b)	7,168	87,521
Cathay General Bancorp	131,210	5,623,005
CB Financial Services Inc	8,707	253,722
Central Pacific Financial Corp	51,356	1,371,205
Central Plains Bancshares Inc (b)	7,534	109,921
CF Bankshares Inc Class A	7,197	172,260
CFSB Bancorp Inc (b)	1,191	16,209
Chain Bridge Bancorp Inc Class A	3,737	100,899
Chemung Financial Corp	6,819	319,607
ChoiceOne Financial Services Inc	15,429	456,390
Citigroup Inc	3,480,432	262,146,138
Citizens & Northern Corp	29,537	547,911
Citizens Community Bancorp Inc/WI	16,807	249,248
Citizens Financial Group Inc	810,007	32,683,782
Citizens Financial Services Inc	8,075	493,786
City Holding Co	27,360	3,225,470
Civista Bancshares Inc	29,633	668,224
CNB Financial Corp/PA	38,971	844,502
Coastal Financial Corp/WA Class A (b)	22,497	1,977,261
Colony Bankcorp Inc	29,192	446,346
Columbia Banking System Inc	387,702	9,064,473
Columbia Financial Inc (b)	48,930	700,188
Comerica Inc	242,767	13,859,568
Commerce Bancshares Inc/MO	224,838	14,167,042
Community Financial System Inc	97,397	5,477,607
Community Trust Bancorp Inc	28,779	1,469,168
Community West Bancshares	33,153	590,123
Connectone Bancorp Inc	66,169	1,519,902
Cullen/Frost Bankers Inc	118,539	15,052,082
Customers Bancorp Inc (b)	53,899	2,746,693
CVB Financial Corp	242,574	4,548,263
Dime Community Bancshares Inc	73,087	1,875,412
Eagle Bancorp Inc	56,965	1,002,584
Eagle Bancorp Montana Inc	14,856	252,106
Eagle Financial Services Inc	8,343	262,721
East West Bancorp Inc	257,846	23,515,555
Eastern Bankshares Inc	349,216	5,238,240
ECB Bancorp Inc/MD (b)	14,294	232,278
Enterprise Bancorp Inc/MA	17,194	662,829
Enterprise Financial Services Corp	68,748	3,639,519
Equity Bancshares Inc Class A	28,433	1,107,181
Esquire Financial Holdings Inc (c)	12,480	1,132,435
ESSA Bancorp Inc	16,409	301,762
Farmers & Merchants Bancorp Inc/Archbold OH	22,708	540,677
Farmers National Banc Corp	71,578	946,977
FB Bancorp Inc	37,157	415,044
FB Financial Corp	64,205	2,802,548
Fidelity D&D Bancorp Inc	8,648	352,665
Fifth District Bancorp Inc	8,924	111,282
Fifth Third Bancorp	1,245,282	47,557,320
Financial Institutions Inc	36,889	952,474
Finward Bancorp	6,538	190,844
Finwise Bancorp (b)	16,064	230,358
First Bancorp Inc/The	17,602	425,792
First Bancorp/Southern Pines NC	76,718	3,173,824
First Bank/Hamilton NJ	37,326	542,347
First Busey Corp	153,476	3,394,889
First Business Financial Services Inc	13,874	676,635
First Capital Inc	6,048	297,199
First Citizens BancShares Inc/NC Class A	21,402	39,569,730
First Commonwealth Financial Corp	189,115	2,953,976
First Community Bankshares Inc	29,679	1,115,930
First Community Corp/SC	15,282	362,183
First Financial Bancorp	176,146	4,255,687
First Financial Bankshares Inc	237,263	8,365,893
First Financial Corp	20,091	1,041,517
First Foundation Inc (b)	143,666	741,317
First Guaranty Bancshares Inc	11,609	102,740
First Hawaiian Inc	234,259	5,594,105
First Horizon Corp	971,900	19,321,372
First Interstate BancSystem Inc Class A	159,054	4,318,316
First Interstate Bank of Calif	14,545	352,716
First Merchants Corp	107,599	4,056,482
First Mid Bancshares Inc	38,041	1,342,086
First National Corp/VA	15,474	312,575
First Northwest Bancorp	14,454	127,195
First of Long Island Corp/The	41,627	494,112
First Savings Financial Group Inc	9,990	265,634
First Seacoast Bancorp Inc (b)	7,703	86,659
First United Corp	11,395	342,420
First US Bancshares Inc	9,690	121,706
First Western Financial Inc (b)	12,992	270,753
Firstsun Capital Bancorp (b)	20,623	738,922
Five Star Bancorp	30,239	845,482
Flagstar Financial Inc (c)	558,059	6,428,840
Flushing Financial Corp	64,276	773,240
FNB Corp/PA	660,220	9,157,251
Franklin Financial Services Corp	8,212	315,341
FS Bancorp Inc	13,333	512,121
Fulton Financial Corp	335,806	5,792,654
FVCBankcorp Inc (b)	26,607	310,238
German American Bancorp Inc	69,504	2,656,095
Glacier Bancorp Inc	209,636	8,693,605
Glen Burnie Bancorp	5,980	29,242
Great Southern Bancorp Inc	16,363	915,346
Greene County Bancorp Inc	12,846	278,630
Guaranty Bancshares Inc/TX	17,249	713,074
Hancock Whitney Corp	158,397	8,659,564
Hanmi Financial Corp	56,600	1,297,272
Hanover Bancorp Inc/NY	8,230	186,163
Harborone Northeast Bancorp Inc	68,885	783,911
Hawthorn Bancshares Inc	11,830	340,941
HBT Financial Inc	23,162	541,991
Heritage Commerce Corp	117,507	1,088,115
Heritage Financial Corp Wash	64,520	1,508,478
Hilltop Holdings Inc	85,243	2,541,946
Hingham Institution For Savings The	3,475	842,375
Home Bancorp Inc	13,057	658,073
Home BancShares Inc/AR	340,649	9,636,960
Home Federal Bancorp Inc of Louisiana	1,376	17,888
HomeStreet Inc (b)	32,205	419,631
HomeTrust Bancshares Inc	25,783	930,508
Hope Bancorp Inc	232,903	2,338,346
Horizon Bancorp Inc/IN	82,464	1,223,766
Huntington Bancshares Inc/OH	2,691,053	42,061,158
IF Bancorp Inc	4,324	106,760
Independent Bank Corp	78,560	4,831,440
Independent Bank Corp/MI	39,735	1,252,845
International Bancshares Corp	98,465	6,166,863
Investar Holding Corp	16,011	304,369
John Marshall Bancorp Inc	22,108	385,564
JPMorgan Chase & Co	5,184,012	1,368,579,168
Kearny Financial Corp/MD	109,022	657,403
KeyCorp	1,847,709	29,304,665
Lake Shore Bancorp Inc	4,127	64,753
Lakeland Financial Corp	47,815	2,862,684
Landmark Bancorp Inc/Manhattan KS	7,706	224,245
LCNB Corp	24,578	356,627
LINKBANCORP Inc	51,050	349,693
Live Oak Bancshares Inc	63,057	1,730,915
M&T Bank Corp	307,927	56,239,787
Magyar Bancorp Inc	10,944	174,010
MainStreet Bancshares Inc	11,816	223,441
Mercantile Bank Corp	30,232	1,335,045
Meridian Corp	17,689	238,802
Metrocity Bankshares Inc	33,075	924,116
Metropolitan Bank Holding Corp (b)	18,013	1,164,901
Mid Penn Bancorp Inc (c)	39,863	1,062,349
Middlefield Banc Corp	12,810	375,974
Midland States Bancorp Inc	41,916	707,542
MidWestOne Financial Group Inc	36,452	1,047,995
MVB Financial Corp	21,875	427,875
National Bank Holdings Corp Class A	70,610	2,552,552
National Bankshares Inc VA	12,511	320,532
NB Bancorp Inc (b)	71,800	1,209,830
Nbt Bancorp Inc (c)	96,928	4,056,437
Nicolet Bankshares Inc	24,962	3,061,340
Northeast Bank	13,087	1,097,083
Northeast Community Bancorp Inc	25,311	572,535
Northfield Bancorp Inc	70,080	818,534
Northpointe Bancshares Inc	18,738	246,217
Northrim BanCorp Inc	10,533	964,823
Northwest Bancshares Inc	238,727	2,931,568
Norwood Financial Corp	16,244	422,344
NSTS Bancorp Inc (b)	7,644	95,474
Oak Valley Bancorp	12,347	314,725
OceanFirst Financial Corp	108,080	1,816,825
Ohio Valley Banc Corp	7,149	237,275
Old National Bancorp/IN	588,295	12,271,834
Old Point Financial Corp	8,518	336,887
Old Second Bancorp Inc	84,195	1,392,585
OP Bancorp	21,014	258,787
OptimumBank Holdings Inc (b)	21,027	92,519
Orange County Bancorp Inc	16,353	418,146
Origin Bancorp Inc	54,374	1,853,610
Orrstown Financial Services Inc	37,136	1,116,308
Pacific Premier Bancorp Inc	177,698	3,767,198
Park National Corp	26,747	4,347,992
Parke Bancorp Inc	19,196	372,210
Pathfinder Bancorp Inc	4,832	73,446
Pathward Financial Inc	44,206	3,450,278
Patriot National Bancorp Inc (b)	4,099	5,943
PB Bankshares Inc (b)	1,389	22,238
PCB Bancorp	21,377	413,431
Peapack-Gladstone Financial Corp	29,229	801,459
Penns Woods Bancorp Inc	13,202	390,647
Peoples Bancorp Inc/OH	65,317	1,915,094
Peoples Bancorp of North Carolina Inc	9,707	267,234
Peoples Financial Services Corp	18,015	865,801
Pinnacle Financial Partners Inc	142,294	15,123,006
Pioneer Bancorp Inc/NY (b)	18,049	205,759
Plumas Bancorp	10,579	460,504
PNC Financial Services Group Inc/The	734,628	127,685,693
Ponce Financial Group Inc (b)	42,795	573,025
Preferred Bank/Los Angeles CA	22,909	1,915,421
Primis Financial Corp	38,805	367,483
Princeton Bancorp Inc	9,944	311,347
Prosperity Bancshares Inc	175,596	12,230,261
Provident Bancorp Inc (b)	32,448	369,583
Provident Financial Holdings Inc	11,152	171,964
Provident Financial Services Inc	241,583	4,034,436
QCR Holdings Inc	31,022	2,087,781
RBB Bancorp	25,200	427,896
Red River Bancshares Inc	8,403	471,324
Regions Financial Corp	1,683,331	36,090,617
Renasant Corp	171,437	6,008,867
Republic Bancorp Inc/KY Class A	17,199	1,178,819
Rhinebeck Bancorp Inc (b)	3,538	40,970
Richmond Mutual BanCorp Inc	20,239	267,964
Riverview Bancorp Inc	36,059	200,488
S&T Bancorp Inc	71,181	2,609,495
SB Financial Group Inc	12,934	250,920
Seacoast Banking Corp of Florida	156,744	4,048,698
ServisFirst Bancshares Inc	92,713	6,900,629
Shore Bancshares Inc	58,713	850,751
Sierra Bancorp	23,555	644,700
Simmons First National Corp Class A	230,885	4,331,403
SmartFinancial Inc	26,635	846,460
Sound Financial Bancorp Inc	4,080	203,959
South Plains Financial Inc	22,036	792,635
Southern First Bancshares Inc (b)	14,384	518,831
Southern Missouri Bancorp Inc	17,503	921,708
Southern States Bancshares Inc	14,272	492,241
Southside Bancshares Inc	54,004	1,522,373
SouthState Corp	181,209	15,910,150
SR Bancorp Inc	16,290	208,675
Stellar Bancorp Inc	88,252	2,375,744
Sterling Bancorp Inc/MI (b)(d)	35,279	0
Stock Yards Bancorp Inc	50,200	3,692,712
Summit State Bank	8,705	85,309
Synovus Financial Corp	262,892	12,574,124
Texas Capital Bancshares Inc (b)	84,678	6,070,566
Texas Community Bancshares Inc	641	10,095
TFS Financial Corp	100,070	1,321,925
Third Coast Bancshares Inc (b)	24,150	740,439
Timberland Bancorp Inc/WA	12,873	391,725
Tompkins Financial Corp	23,451	1,439,891
Towne Bank/Portsmouth VA	127,602	4,409,925
TriCo Bancshares	61,100	2,437,890
Triumph Financial Inc (b)	40,618	2,346,502
Truist Financial Corp	2,439,324	96,353,298
TrustCo Bank Corp NY	36,076	1,119,799
Trustmark Corp	112,412	3,873,718
UMB Financial Corp	125,640	12,955,997
Union Bankshares Inc/Morrisville VT	6,870	202,596
United Bancorp Inc/OH	8,886	122,627
United Bankshares Inc/WV	262,759	9,496,110
United Community Banks Inc/GA	219,996	6,322,685
United Security Bancshares/Fresno CA	25,842	223,275
Unity Bancorp Inc	11,701	517,243
Univest Financial Corp	54,083	1,596,530
US Bancorp	2,891,663	126,047,590
USCB Financial Holdings Inc	19,148	316,516
Valley National Bancorp	878,775	7,715,645
Veritex Holdings Inc	101,317	2,451,871
Virginia National Bankshares Corp	8,801	328,717
WaFd Inc	151,084	4,293,807
Washington Trust Bancorp Inc	37,242	1,030,114
Webster Financial Corp	319,349	16,440,087
Wells Fargo & Co	6,097,851	455,997,298
WesBanco Inc	177,040	5,449,291
West BanCorp Inc	28,927	560,605
Westamerica BanCorp	49,798	2,392,794
Western Alliance Bancorp	203,037	14,701,909
Western New England Bancorp Inc	35,003	330,428
Wintrust Financial Corp	123,594	14,758,360
WSFS Financial Corp	107,831	5,703,182
Zions Bancorp NA	274,736	13,011,497
		3,967,519,039
Capital Markets - 3.4%
Acadian Asset Management Inc	52,340	1,575,957
Affiliated Managers Group Inc	54,023	9,508,048
AlTi Global Inc Class A (b)	111,521	370,250
Ameriprise Financial Inc	178,386	90,841,287
Ares Management Corp Class A	345,601	57,196,966
Artisan Partners Asset Management Inc Class A (c)	130,372	5,253,992
Associated Capital Group Inc Class A	3,728	139,129
B Riley Financial Inc (b)(c)	29,430	89,762
Bakkt Holdings Inc Class A (b)(c)	11,580	134,791
Bank of New York Mellon Corp/The	1,329,963	117,848,021
Beneficient Class A (b)(c)	1,705	756
BGC Group Inc Class A	693,027	6,431,291
Binah Capital Group Inc (b)(c)	3,616	8,027
Blackrock Inc	269,857	264,430,176
Blackstone Inc	1,357,127	188,314,943
Blue Owl Capital Inc Class A	970,723	18,133,106
Bridge Investment Group Holdings Inc Class A	70,117	645,076
Carlyle Group Inc/The	391,854	17,711,801
Cboe Global Markets Inc	193,892	44,424,535
Charles Schwab Corp/The	3,158,685	279,038,233
CME Group Inc Class A	668,030	193,060,670
Cohen & Co Inc	486	3,796
Cohen & Steers Inc (c)	49,798	3,826,478
Coinbase Global Inc Class A (b)	389,618	96,087,591
Diamond Hill Investment Group Inc	5,422	765,912
DigitalBridge Group Inc Class A	290,372	3,211,514
Dominari Holdings Inc (c)	7,418	32,787
Donnelley Financial Solutions Inc (b)	49,479	2,695,616
Evercore Inc Class A	65,726	15,214,912
FactSet Research Systems Inc	70,423	32,272,044
Federated Hermes Inc Class B (c)	145,048	6,121,026
Forge Global Holdings Inc Class A (b)(c)	13,506	187,733
Franklin Resources Inc (c)	573,878	12,418,720
GCM Grosvenor Inc Class A (c)	84,648	1,067,411
Goldman Sachs Group Inc/The	578,174	347,164,578
Great Elm Group Inc (b)	41,172	84,814
Hamilton Lane Inc Class A	80,124	11,938,476
Hennessy Advisors Inc	8,672	93,658
Heritage Global Inc (b)	66,244	144,412
Houlihan Lokey Inc Class A	100,394	17,536,824
Innventure Inc	49,522	282,771
Interactive Brokers Group Inc Class A	202,093	42,374,860
Intercontinental Exchange Inc	1,064,814	191,453,557
Invesco Ltd	831,464	12,022,969
Janus Henderson Group PLC	234,967	8,536,351
Jefferies Financial Group Inc	302,578	14,705,291
KKR & Co Inc Class A	1,251,821	152,046,179
Lazard Inc	208,567	9,051,808
LPL Financial Holdings Inc	147,000	56,912,520
MarketAxess Holdings Inc	69,738	15,092,001
MarketWise Inc Class A	2,865	48,161
Moelis & Co Class A	130,444	7,449,657
Moody's Corp	286,864	137,499,652
Morgan Stanley	2,293,282	293,608,894
Morningstar Inc	49,879	15,383,681
MSCI Inc	143,888	81,155,710
Nasdaq Inc	766,081	63,998,407
Northern Trust Corp	363,207	38,768,715
Open Lending Corp (b)	197,067	352,750
Oppenheimer Holdings Inc Class A	11,079	723,348
P10 Inc Class A	101,106	1,098,011
Perella Weinberg Partners Class A	108,905	1,891,680
Piper Sandler Cos	29,690	7,465,551
PJT Partners Inc Class A	43,831	6,603,578
Raymond James Financial Inc	342,305	50,311,989
Robinhood Markets Inc Class A (b)	1,319,155	87,262,103
S&P Global Inc	583,743	299,378,435
SEI Investments Co	178,038	15,179,520
Siebert Financial Corp (b)	38,604	209,620
Silvercrest Asset Management Group Inc Class A	18,643	270,696
State Street Corp	534,807	51,491,218
StepStone Group Inc Class A	121,966	7,055,733
Stifel Financial Corp	190,625	17,960,688
StoneX Group Inc (b)	79,778	6,753,607
T Rowe Price Group Inc (c)	413,105	38,662,497
TPG Inc Class A	213,071	10,255,107
Tradeweb Markets Inc Class A	215,170	31,081,307
US Global Investors Inc Class A	32,202	70,844
Value Line Inc	1,298	50,869
Victory Capital Holdings Inc Class A	82,408	5,110,120
Virtu Financial Inc Class A	149,316	6,001,010
Virtus Invt Partners Inc	12,416	2,119,411
Westwood Holdings Group Inc	12,277	181,577
WisdomTree Inc	214,165	2,021,718
		3,635,979,290
Consumer Finance - 0.7%
Ally Financial Inc	510,270	17,859,450
American Express Co	1,028,532	302,439,835
Atlanticus Holdings Corp (b)	8,780	430,659
Bread Financial Holdings Inc (c)	90,583	4,641,473
Capital One Financial Corp	1,180,901	223,367,424
Consumer Portfolio Services Inc (b)	15,928	144,148
Credit Acceptance Corp (b)(c)	11,524	5,500,405
Dave Inc Class A (b)	13,791	2,769,509
DeFi Development Corp (b)	9,149	160,199
Encore Capital Group Inc (b)(c)	44,645	1,692,046
Enova International Inc (b)	47,827	4,432,128
EZCORP Inc Class A (b)	96,816	1,302,175
FirstCash Holdings Inc	72,018	9,211,822
Green Dot Corp Class A (b)	100,817	931,549
Katapult Holdings Inc Class A (b)	8,364	75,025
LendingClub Corp (b)	211,051	2,116,842
Lendingtree Inc (b)	20,525	718,786
Medallion Financial Corp	31,982	293,275
Navient Corp	138,472	1,861,064
Nelnet Inc Class A	32,060	3,724,731
NerdWallet Inc Class A (b)	65,895	694,533
Old Market Capital Corp (b)	13,884	71,779
OneMain Holdings Inc	220,948	11,453,944
Oportun Financial Corp (b)	57,029	379,243
OppFi Inc Class A (c)	36,688	464,837
PRA Group Inc (b)	73,511	1,043,121
PROG Holdings Inc	76,653	2,209,906
Regional Management Corp	17,483	462,425
SLM Corp	388,802	12,585,521
SoFi Technologies Inc Class A (b)	2,034,964	27,065,021
Synchrony Financial	721,008	41,566,111
Upstart Holdings Inc (b)(c)	150,604	7,103,991
World Acceptance Corp (b)	5,912	913,286
		689,686,263
Financial Services - 4.5%
Acacia Research Corp (b)	67,808	252,924
Affirm Holdings Inc Class A (b)	467,728	24,275,083
Alerus Financial Corp	44,489	934,714
Apollo Global Management Inc	829,038	108,346,976
AvidXchange Holdings Inc (b)	347,242	3,399,499
Berkshire Hathaway Inc Class B (b)	3,398,267	1,712,590,638
Better Home & Finance Holding Co Class A (b)	11,389	153,182
Block Inc Class A (b)	1,037,789	64,083,471
Cannae Holdings Inc	105,410	1,965,897
Cantaloupe Inc (b)	110,079	921,361
Cass Information Systems Inc	23,177	980,387
Corebridge Financial Inc	475,593	15,509,088
Corpay Inc (b)	129,322	42,043,875
Enact Holdings Inc	52,503	1,858,606
Equitable Holdings Inc	575,841	30,444,714
Essent Group Ltd	193,857	11,243,706
Euronet Worldwide Inc (b)	76,449	8,277,898
Federal Agricultural Mortgage Corp Class A	336	45,353
Federal Agricultural Mortgage Corp Class C	18,497	3,448,211
Fidelity National Information Services Inc	982,845	78,244,290
Finance of America Cos Inc Class A (b)(c)	14,095	309,526
Fiserv Inc (b)	1,055,168	171,770,799
FlexShopper Inc (b)	30,422	42,895
Flywire Corp (b)	205,611	2,210,318
Global Payments Inc	458,597	34,674,519
Guild Holdings Co Class A	17,349	236,293
HA Sustainable Infrastructure Capital Inc	220,899	5,533,520
Halo Spin-Out SPV Inc Class A (d)	408	0
International Money Express Inc (b)	55,498	612,143
Jack Henry & Associates Inc	135,311	24,514,294
Jackson Financial Inc	137,630	11,273,273
loanDepot Inc Class A (b)	150,036	196,547
Marqeta Inc Class A (b)	760,464	4,091,296
Mastercard Inc Class A	1,509,580	884,010,048
Merchants Bancorp/IN	50,928	1,630,715
MGIC Investment Corp	458,416	12,125,103
Mr Cooper Group Inc (b)	118,161	15,305,394
NCR Atleos Corp (b)	134,331	3,561,115
NewtekOne Inc	48,345	524,543
NMI Holdings Inc (b)	145,098	5,763,293
Onity Group Inc (b)	11,572	428,858
Paymentus Holdings Inc Class A (b)	38,250	1,460,768
Payoneer Global Inc (b)	474,937	3,234,321
PayPal Holdings Inc (b)	1,834,608	128,936,250
Paysign Inc (b)	60,646	269,875
PennyMac Financial Services Inc	59,077	5,671,392
Priority Technology Holdings Inc (b)	25,715	219,349
Radian Group Inc	268,238	9,160,328
Remitly Global Inc (b)	275,080	5,875,709
Repay Holdings Corp Class A (b)	141,594	681,067
Rocket Cos Inc Class A (c)	254,763	3,248,228
Ryvyl Inc (b)	8,715	5,007
Security National Financial Corp Class A	21,111	208,154
Sezzle Inc (b)(c)	28,129	3,001,646
SHF Holdings Inc Class A (b)	645	1,793
Shift4 Payments Inc Class A (b)(c)	126,974	12,035,865
SWK Holdings Corp	6,223	87,184
Toast Inc Class A (b)	768,275	32,405,840
Usio Inc (b)	20,159	28,424
UWM Holdings Corp Class A	182,216	783,529
Velocity Financial Inc (b)	18,117	303,460
Visa Inc Class A	3,194,910	1,166,749,183
Voya Financial Inc	177,864	11,831,513
Walker & Dunlop Inc	59,630	4,084,059
Waterstone Financial Inc	34,721	448,595
Western Union Co/The	628,027	5,828,091
WEX Inc (b)	64,453	8,567,737
XBP Europe Holdings Inc Class A (b)	19,540	20,126
		4,692,981,858
Insurance - 2.3%
Abacus Global Management Inc Class A (b)(c)	51,037	394,516
AFLAC Inc	917,493	94,997,225
Allstate Corp/The	491,318	103,112,909
Ambac Financial Group Inc/Old (b)	89,368	699,751
American Coastal Insurance Corp	46,776	505,181
American Financial Group Inc/OH	133,538	16,556,041
American International Group Inc	1,099,773	93,084,787
Amerisafe Inc	36,466	1,731,041
Aon PLC	400,962	149,189,941
Arch Capital Group Ltd	695,923	66,140,522
Arthur J Gallagher & Co	471,689	163,883,626
Assurant Inc	94,798	19,242,098
Assured Guaranty Ltd	88,242	7,460,861
Axis Capital Holdings Ltd	140,697	14,604,349
Baldwin Insurance Group Inc/The Class A (b)	124,824	4,809,469
Bowhead Specialty Holdings Inc (b)	15,435	575,726
Brighthouse Financial Inc (b)	108,153	6,468,631
Brown & Brown Inc	439,585	49,629,147
Chubb Ltd	691,123	205,401,756
Cincinnati Financial Corp	290,588	43,826,482
Citizens Inc/TX Class A (b)(c)	82,523	303,685
CNA Financial Corp (c)	39,575	1,896,038
CNO Financial Group Inc	187,674	7,124,105
Crawford & Co Class A	26,863	279,107
Crawford & Co Class B	15,830	156,083
Donegal Group Inc Class A	32,369	653,854
eHealth Inc (b)	55,937	229,341
Employers Holdings Inc	46,695	2,272,646
Enstar Group Ltd (b)	22,950	7,688,480
Erie Indemnity Co Class A	46,355	16,618,731
Everest Group Ltd	79,629	27,646,393
F&G Annuities & Life Inc	39,608	1,265,872
Fidelity National Financial Inc	481,002	26,344,480
First American Financial Corp	190,679	10,641,795
Fundamental Global Inc (b)	1,720	26,814
Genworth Financial Inc Class A (b)	783,197	5,521,539
Globe Life Inc	155,426	18,941,767
GoHealth Inc Class A (b)	8,753	48,228
Goosehead Insurance Inc Class A	45,250	4,898,765
Greenlight Capital Re Ltd Class A (b)	46,915	677,453
Hagerty Inc Class A (b)	43,746	425,211
Hanover Insurance Group Inc/The	66,751	11,746,841
Hartford Insurance Group Inc/The	532,780	69,176,155
HCI Group Inc (c)	15,885	2,680,911
Heritage Insurance Holdings Inc (b)	40,651	994,730
Hippo Holdings Inc (b)	33,832	797,082
Horace Mann Educators Corp	76,138	3,306,673
Investors Title Co	2,856	668,361
James River Group Holdings Ltd	74,420	433,124
Kemper Corp	111,078	7,079,001
Kingstone Cos Inc (b)	19,205	313,042
Kinsale Capital Group Inc	41,088	19,393,125
Lemonade Inc (b)(c)	102,100	3,420,350
Lincoln National Corp	315,451	10,454,046
Loews Corp	327,514	29,243,725
Markel Group Inc (b)	23,722	46,061,007
Marsh & McLennan Cos Inc	910,468	212,739,953
MBIA Inc (b)	79,204	349,290
Mercury General Corp	49,130	3,167,902
MetLife Inc	1,072,941	84,311,704
NI Holdings Inc (b)	13,114	174,153
Old Republic International Corp	430,789	16,283,824
Oscar Health Inc Class A (b)	373,254	5,150,905
Palomar Hldgs Inc (b)	49,198	8,435,981
Primerica Inc	61,748	16,709,009
Principal Financial Group Inc	389,702	30,353,889
ProAssurance Corp (b)	95,318	2,210,424
Progressive Corp/The	1,086,105	309,463,898
Prudential Financial Inc	657,115	68,267,677
Reinsurance Group of America Inc	122,043	24,810,121
Reliance Global Group Inc (b)	2,613	3,527
RLI Corp	154,410	11,869,497
Root Inc/OH Class A (b)	14,263	1,868,310
Ryan Specialty Holdings Inc Class A	196,803	14,085,191
Safety Insurance Group Inc	27,993	2,299,345
Selective Insurance Group Inc	112,719	9,921,526
Selectquote Inc (b)	264,982	575,011
Skyward Specialty Insurance Group Inc (b)	61,142	3,873,346
Stewart Information Services Corp	51,722	3,120,905
The Travelers Companies, Inc.	420,216	115,853,551
Tiptree Inc Class A	40,960	908,493
Trupanion Inc (b)	61,451	2,899,873
TWFG Inc Class A	23,809	833,553
United Fire Group Inc	39,777	1,131,656
Universal Insurance Holdings Inc	49,111	1,332,873
Unum Group	303,659	24,811,977
W R Berkley Corp	556,950	41,598,596
White Mountains Insurance Group Ltd	4,687	8,365,358
Willis Towers Watson PLC	185,151	58,609,549
		2,468,133,486
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)	10,493	198,423
AG Mortgage Investment Trust Inc	54,310	377,998
AGNC Investment Corp (c)	1,664,587	14,881,408
Angel Oak Mortgage REIT Inc	27,922	254,369
Annaly Capital Management Inc	1,076,412	20,398,007
Apollo Commercial Real Estate Finance Inc	236,983	2,329,543
Arbor Realty Trust Inc (c)	348,431	3,337,969
Ares Commercial Real Estate Corp	102,064	470,515
ARMOUR Residential REIT Inc (c)	145,148	2,352,849
Blackstone Mortgage Trust Inc Class A (c)	315,565	5,961,023
Brightspire Capital Inc Class A	241,182	1,220,381
Cherry Hill Mortgage Investment Corp	72,532	214,695
Chimera Investment Corp	155,640	2,051,335
Claros Mortgage Trust Inc	213,723	549,268
Dynex Capital Inc	157,699	1,898,696
Ellington Financial Inc (c)	168,675	2,120,245
Franklin BSP Realty Trust Inc	152,890	1,686,377
Granite Point Mortgage Trust Inc (c)	91,428	236,799
Invesco Mortgage Capital Inc (c)	116,756	861,659
Kkr Real Estate Finance Trust Inc	105,254	939,918
Ladder Capital Corp Class A	199,603	2,099,824
Lument Finance Trust Inc	78,481	195,418
Manhattan Bridge Capital Inc	18,083	94,032
MFA Financial Inc	190,533	1,771,957
New York Mortgage Trust Inc	168,374	1,099,482
Nexpoint Real Estate Finance Inc	16,994	251,001
Orchid Island Capital Inc (c)	180,978	1,236,080
Pennymac Mortgage Investment Trust	161,518	1,983,441
Ready Capital Corp (c)	319,194	1,426,797
Redwood Trust Inc	250,070	1,362,882
Rithm Capital Corp	967,196	10,784,235
Rithm Property Trust Inc	85,073	232,249
Sachem Capital Corp (c)	95,159	93,902
Seven Hills Realty Trust	24,873	293,253
Starwood Property Trust Inc	597,379	11,798,235
Sunrise Realty Trust Inc	9,923	106,573
TPG RE Finance Trust Inc	119,881	920,686
Two Harbors Investment Corp	194,270	2,057,319
		100,148,843
TOTAL FINANCIALS		15,554,448,779

Health Care - 9.8%
Biotechnology - 2.0%
4D Molecular Therapeutics Inc (b)	64,758	234,424
89bio Inc (b)	234,397	2,306,466
AbbVie Inc	3,273,279	609,189,955
Abeona Therapeutics Inc (b)	81,804	510,457
Absci Corp (b)(c)	160,045	424,119
ABVC BioPharma Inc (b)(c)	14,387	19,710
ACADIA Pharmaceuticals Inc (b)	228,055	4,919,146
Aceragen Inc (b)(c)(d)	5,354	0
Achieve Life Sciences Inc (b)	60,523	216,672
Acrivon Therapeutics Inc (b)	24,958	26,206
Actinium Pharmaceuticals Inc (b)(c)	52,712	81,176
Actuate Therapeutics Inc (b)	5,477	65,176
Acumen Pharmaceuticals Inc (b)	60,226	61,431
Acurx Pharmaceuticals Inc (b)(c)	20,030	7,740
Adicet Bio Inc (b)	108,839	78,179
ADMA Biologics Inc (b)	439,503	8,719,740
Adverum Biotechnologies Inc (b)	29,529	65,554
AEON Biopharma Inc Class A (b)(c)	641	369
Aevi Genomic Medicine Inc rights (b)(d)	29,385	0
Agenus Inc (b)(c)	39,156	134,305
Agios Pharmaceuticals Inc (b)	105,727	3,392,779
Akebia Therapeutics Inc (b)	375,758	1,138,547
Akero Therapeutics Inc (b)	129,614	6,435,335
Alaunos Therapeutics Inc (b)	2,376	5,845
Aldeyra Therapeutics Inc (b)(c)	81,677	175,606
Alector Inc (b)	147,647	196,371
Aligos Therapeutics Inc Class A (b)(c)	4,343	22,974
Alkermes PLC (b)	302,916	9,272,259
Allogene Therapeutics Inc (b)(c)	288,153	337,139
Alnylam Pharmaceuticals Inc (b)	239,969	73,084,959
Altimmune Inc (b)(c)	132,956	721,951
ALX Oncology Holdings Inc (b)(c)	52,580	25,528
Alzamend Neuro Inc (b)	77	295
Amgen Inc	996,239	287,096,155
Amicus Therapeutics Inc (b)	498,292	3,024,632
AnaptysBio Inc (b)(c)	36,504	811,484
Anavex Life Sciences Corp (b)(c)	158,026	1,189,936
Anika Therapeutics Inc (b)	26,593	296,512
Anixa Biosciences Inc (b)	53,277	136,922
Annexon Inc (b)	157,380	321,055
Annovis Bio Inc (b)(c)	17,867	41,987
Apellis Pharmaceuticals Inc (b)	198,223	3,355,915
Apogee Therapeutics Inc (b)	57,988	2,124,680
Applied Therapeutics Inc (b)	152,805	53,986
AquaBounty Technologies Inc (b)(c)	5,557	4,557
Aravive Inc (b)(c)(d)	46,160	0
Arbutus Biopharma Corp (b)(c)	283,978	954,166
Arcellx Inc (b)	71,772	4,454,170
Arcturus Therapeutics Holdings Inc (b)(c)	47,014	589,085
Arcus Biosciences Inc (b)	125,582	1,121,447
Arcutis Biotherapeutics Inc (b)	195,179	2,545,134
Ardelyx Inc (b)	437,191	1,604,491
Armata Pharmaceuticals Inc (b)	17,420	33,969
ArriVent Biopharma Inc (b)(c)	42,461	902,296
Arrowhead Pharmaceuticals Inc (b)	234,023	3,760,750
ARS Pharmaceuticals Inc (b)(c)	98,105	1,415,655
Assembly Biosciences Inc (b)	8,544	120,898
Astria Therapeutics Inc (b)	64,166	305,430
Atara Biotherapeutics Inc (b)(c)	10,588	82,586
Atossa Therapeutics Inc (b)	218,118	169,500
aTyr Pharma Inc (b)(c)	153,437	685,863
Aura Biosciences Inc (b)	69,902	409,626
Avalo Therapeutics Inc (b)	18,626	74,504
Avidity Biosciences Inc (b)	220,394	6,827,806
Avita Medical Inc (b)(c)	50,454	283,551
Beam Therapeutics Inc (b)	166,149	2,630,139
Bicara Therapeutics Inc (c)	35,021	323,944
bioAffinity Technologies Inc (b)(c)	13,704	3,837
BioAtla Inc (b)	81,090	33,166
BioCardia Inc (b)	3,237	6,992
BioCryst Pharmaceuticals Inc (b)	382,397	4,110,768
Biogen Inc (b)	271,789	35,275,494
Biohaven Ltd (b)	154,699	2,291,092
BioMarin Pharmaceutical Inc (b)	354,873	20,607,475
Biomea Fusion Inc (b)(c)	44,074	63,467
BioRestorative Therapies Inc (b)(c)	13,485	23,599
BioVie Inc (b)(c)	24,008	24,968
Bioxcel Therapeutics Inc (b)(c)	3,280	3,870
Black Diamond Therapeutics Inc (b)(c)	79,856	175,683
Blueprint Medicines Corp (b)	118,042	11,963,557
Bolt Biotherapeutics Inc (b)	107,604	33,852
Bone Biologics Corp (b)	3,936	3,582
Boundless Bio Inc (b)	8,946	9,841
BrainStorm Cell Therapeutics Inc (b)(c)	9,564	10,712
Bridgebio Pharma Inc (b)	272,574	9,335,660
C4 Therapeutics Inc (b)	104,215	130,269
Cabaletta Bio Inc (b)(c)	88,237	165,003
Calidi Biotherapeutics Inc Class A (b)	31,875	11,166
CAMP4 Therapeutics Corp	9,654	19,115
Candel Therapeutics Inc (b)(c)	58,272	317,582
Capricor Therapeutics Inc (b)(c)	78,675	778,096
Cardiff Oncology Inc (b)(c)	115,400	393,514
Cardio Diagnostics Holdings Inc (b)(c)	2,251	8,981
CareDx Inc (b)	99,345	1,687,872
Cargo Therapeutics Inc (b)(c)	65,525	278,481
Caribou Biosciences Inc (b)	150,452	159,479
Carisma Therapeutics Inc (b)(c)	40,366	7,694
Carisma Therapeutics Inc rights (b)(d)	335,306	2
Cartesian Therapeutics Inc (b)(c)	16,062	153,553
Cartesian Therapeutics Inc rights (b)(d)	188,029	52,648
Catalyst Pharmaceuticals Inc (b)	207,601	5,181,721
CEL-SCI Corp (b)(c)	3,848	8,081
Celcuity Inc (b)	48,942	520,253
Celldex Therapeutics Inc (b)	123,086	2,434,641
Cellectar Biosciences Inc (b)	61,939	15,794
Celularity Inc Class A (b)(c)	20,801	43,890
Century Therapeutics Inc (b)	64,476	34,198
CervoMed Inc (b)(c)	9,093	65,651
CG oncology Inc (b)	99,430	2,547,397
Chinook Therapeutics Inc rights (b)(d)	14,580	0
Cibus Inc Class A (b)(c)	45,907	148,280
Cidara Therapeutics Inc (b)(c)	9,250	200,540
Clene Inc (b)	7,988	25,482
Climb Bio Inc (b)	47,353	55,877
Coeptis Therapeutics Holdings Inc (b)	1,145	10,477
Cogent Biosciences Inc (b)	194,325	1,057,128
Cogent Biosciences Inc rights (b)(d)	11,491	0
Coherus Biosciences Inc (b)(c)	209,037	162,840
Compass Therapeutics Inc (b)	181,278	380,684
Corbus Pharmaceuticals Holdings Inc (b)(c)	21,546	159,871
Corvus Pharmaceuticals Inc (b)(c)	96,748	365,707
Coya Therapeutics Inc (b)	24,317	129,610
Creative Medical Technology Holdings Inc (b)	1,551	3,381
Crinetics Pharmaceuticals Inc (b)	171,705	5,238,720
Cue Biopharma Inc (b)	108,583	69,276
Cullinan Therapeutics Inc (b)	98,634	852,691
Curis Inc (b)	10,208	25,112
Cyclerion Therapeutics Inc (b)	2,260	6,622
Cyteir Therapeutics Inc (b)(d)	15,830	0
Cytokinetics Inc (b)	218,240	6,769,805
CytomX Therapeutics Inc (b)(c)	145,319	385,095
Day One Biopharmaceuticals Inc (b)	128,041	816,902
Denali Therapeutics Inc (b)	229,074	3,032,940
Design Therapeutics Inc (b)	53,684	200,241
DiaMedica Therapeutics Inc (b)	48,487	199,282
Dianthus Therapeutics Inc (b)	33,772	587,295
Dianthus Therapeutics Inc rights (b)(d)	49,503	0
Disc Medicine Inc (b)	45,026	2,101,814
Dogwood Therapeutics Inc (b)	2,294	11,883
Dogwood Therapeutics Inc (c)(d)	776	0
Dyadic International Inc (b)	37,537	38,663
Dynavax Technologies Corp (b)	226,435	2,216,799
Dyne Therapeutics Inc (b)	147,416	1,763,095
Edesa Biotech Inc (b)	1,203	2,358
Editas Medicine Inc (b)	139,861	240,561
Eledon Pharmaceuticals Inc (b)	113,586	340,758
Elevation Oncology Inc (b)	85,325	25,606
Elicio Therapeutics Inc (b)	11,574	83,680
Elutia Inc (b)	45,064	81,115
Emergent BioSolutions Inc (b)	98,624	623,304
Enanta Pharmaceuticals Inc (b)	36,112	214,144
Entrada Therapeutics Inc (b)	41,643	316,487
Equillium Inc (b)	35,240	13,744
Erasca Inc (b)	405,152	567,213
Ernexa Therapeutics Inc (b)	2,047	446
Estrella Immunopharma Inc (b)	16,862	16,525
Exact Sciences Corp (b)	343,933	19,356,549
Exagen Inc (b)	15,167	105,411
Exelixis Inc (b)	519,448	22,357,042
Exicure Inc (b)	1,807	17,835
eXoZymes Inc (b)	2,030	27,202
Fate Therapeutics Inc (b)	166,781	201,805
Fibrobiologics Inc (b)(c)	45,592	33,259
FibroGen Inc (b)	176,563	50,780
Foghorn Therapeutics Inc (b)	62,801	256,228
Forte Biosciences Inc (b)(c)	10,959	93,152
Fortress Biotech Inc (b)(c)	49,875	94,264
Gain Therapeutics Inc (b)	45,180	79,969
Galectin Therapeutics Inc (b)(c)	87,419	114,519
Genelux Corp (b)(c)	51,517	124,671
Generation Bio CO (b)	89,240	33,751
Genprex Inc (b)(c)	1,703	568
GeoVax Labs Inc (b)	14,386	14,674
Geron Corp (b)	967,687	1,470,884
Gilead Sciences Inc	2,311,030	254,398,182
GlycoMimetics Inc (b)	80,838	16,968
Gossamer Bio Inc (b)	361,929	401,741
GRAIL Inc (c)	52,954	2,033,963
Greenwich Lifesciences Inc (b)(c)	10,615	104,558
GT Biopharma Inc (b)	2,196	5,666
Gyre Therapeutics Inc (b)(c)	30,315	274,957
Gyre Therapeutics Inc rights (b)(d)	35,667	0
Halozyme Therapeutics Inc (b)	236,168	13,241,940
HCW Biologics Inc (b)	726	5,612
Heron Therapeutics Inc (b)(c)	261,984	492,530
HilleVax Inc (b)	45,081	84,301
Hookipa Pharma Inc (b)	11,263	17,908
Humacyte Inc Class A (b)(c)	176,176	470,390
iBio Inc (b)	15,778	12,149
Ideaya Biosciences Inc (b)	160,684	3,196,005
IGM Biosciences Inc (b)	35,265	44,787
Immix Biopharma Inc (b)	22,207	51,964
ImmuCell Corp (b)	13,689	87,610
Immuneering Corp (b)	35,634	60,934
Immunic Inc (b)(c)	160,343	105,810
ImmunityBio Inc (b)(c)	319,419	849,655
Immunome Inc (b)	145,794	1,277,155
Immunovant Inc (b)	141,968	2,108,225
Imunon Inc (b)(c)	23,168	57,688
IN8bio Inc (b)	61,228	9,074
Incyte Corp (b)	298,947	19,449,492
Indaptus Therapeutics Inc (b)(c)	12,948	4,385
Inhibikase Therapeutics Inc (b)	52,799	106,126
Inhibrx Biosciences Inc (b)(c)	17,564	236,587
Inmune Bio Inc (b)(c)	29,442	217,282
Inovio Pharmaceuticals Inc (b)(c)	47,258	94,516
Inozyme Pharma Inc (b)	86,329	342,726
Insmed Inc (b)	332,835	23,208,585
Instil Bio Inc (b)(c)	6,839	184,311
Intellia Therapeutics Inc (b)(c)	190,048	1,305,630
Intensity Therapeutics Inc (b)	9,421	4,477
Invivyd Inc (b)(c)	97,113	90,801
Ionis Pharmaceuticals Inc (b)	292,343	9,796,414
Iovance Biotherapeutics Inc (b)(c)	418,258	731,952
Ironwood Pharmaceuticals Inc Class A (b)	266,320	159,552
iTeos Therapeutics Inc (b)	48,877	489,748
Jade Biosciences Inc (c)	682	4,945
Janux Therapeutics Inc (b)	59,149	1,407,746
Jasper Therapeutics Inc Class A (b)	20,729	114,010
KALA BIO Inc (b)(c)	11,901	44,272
Kalaris Therapeutics Inc (b)	4,168	12,087
KalVista Pharmaceuticals Inc (b)	68,655	810,129
Karyopharm Therapeutics Inc (b)(c)	14,821	62,248
Keros Therapeutics Inc (b)	63,469	898,086
Kezar Life Sciences Inc (b)	10,764	44,994
Kineta Inc rights (b)(d)	58,487	0
Klotho Neurosciences Inc (b)(c)	14,768	2,688
Kodiak Sciences Inc (b)	56,743	192,926
Korro Bio Inc (b)(c)	10,366	118,380
Korro Bio Inc rights (b)(d)	54,830	0
Kronos Bio Inc (b)	76,181	51,422
Krystal Biotech Inc (b)	46,757	5,889,512
Kura Oncology Inc (b)	147,653	840,146
Kymera Therapeutics Inc (b)	86,580	2,566,231
Kyverna Therapeutics Inc (b)(c)	40,755	103,925
Lantern Pharma Inc (b)	15,397	46,961
Larimar Therapeutics Inc (b)	57,564	129,519
Leap Therapeutics Inc (b)(c)	55,852	21,112
Lexeo Therapeutics Inc (b)(c)	44,261	120,390
Lexicon Pharmaceuticals Inc (b)(c)	331,403	207,657
Lineage Cell Therapeutics Inc (b)	443,214	294,604
Lisata Therapeutics Inc (b)	4,379	11,561
Longeveron Inc (b)	24,069	29,846
Lyell Immunopharma Inc (b)	357,019	155,910
MacroGenics Inc (b)	112,481	152,974
Madrigal Pharmaceuticals Inc (b)(c)	31,721	8,731,522
MAIA Biotechnology Inc (b)	35,896	64,254
MannKind Corp (b)	511,951	2,124,597
Marker Therapeutics Inc (b)	12,811	19,985
Matinas BioPharma Holdings Inc (b)	7,652	6,236
MediciNova Inc (b)	88,491	123,002
MediPacific Inc Class A rights (b)(d)	44,132	0
MEI Pharma Inc (b)	7,491	16,181
Merrimack Pharmaceuticals Inc (b)(d)	28,782	0
Mersana Therapeutics Inc (b)	176,360	60,615
Metagenomi Inc (b)(c)	47,650	81,005
MetaVia Inc (b)	4,747	3,087
MetaVia Inc rights (b)(d)	380	0
Metsera Inc (c)	28,605	764,326
MiMedx Group Inc (b)	217,601	1,399,174
Mineralys Therapeutics Inc (b)	67,242	1,047,630
Minerva Neurosciences Inc (b)	29,072	45,062
MiNK Therapeutics Inc (b)	676	4,718
Mirum Pharmaceuticals Inc (b)	74,689	3,320,673
Moderna Inc (b)	630,453	16,744,832
Moleculin Biotech Inc (b)	2,055	1,788
Monopar Therapeutics Inc (b)	7,997	253,745
Monte Rosa Therapeutics Inc (b)	83,140	347,525
Mural Oncology PLC (b)	29,038	76,080
Mustang Bio Inc (b)	1,077	1,411
Myriad Genetics Inc (b)	169,138	708,688
NanoViricides Inc (b)(c)	22,261	33,837
Natera Inc (b)	244,789	38,610,569
NeuBase Therapeutics Inc (b)(d)	1,359	322
Neurocrine Biosciences Inc (b)	185,160	22,778,383
Neurogene Inc (b)(c)	18,981	322,867
Neurogene Inc rights (b)(d)	9,649	0
NextCure Inc (b)	28,898	14,229
Nkarta Inc (b)	84,957	147,825
Novavax Inc (b)(c)	296,868	2,179,011
Nurix Therapeutics Inc (b)	131,273	1,395,432
Nuvalent Inc Class A (b)	70,263	5,242,322
Nuvectis Pharma Inc (b)(c)	21,937	206,427
Ocugen Inc (b)(c)	519,416	434,284
Olema Pharmaceuticals Inc (b)	92,631	489,092
OmniAb Operations Inc (b)(d)	10,389	22,336
OmniAb Operations Inc (b)(d)	10,389	19,843
Oncocyte Corp (b)(c)	25,254	83,843
Onconetix Inc (b)(c)	1,822	141
Oncternal Therapeutics Inc (b)(d)	4,027	2,121
Oncternal Therapeutics Inc rights (b)(c)(d)	2,146	0
OnKure Therapeutics Inc Class A (b)	17,281	43,721
Opus Genetics Inc (b)	68,064	67,690
Opus Genetics Inc rights (b)(d)	621	0
Oragenics Inc (b)(c)	1,390	167
Organogenesis Holdings Inc Class A (b)	130,591	357,819
ORIC Pharmaceuticals Inc (b)(c)	82,490	673,943
Oruka Therapeutics Inc	58,135	637,160
Outlook Therapeutics Inc (b)(c)	26,315	48,420
Ovid therapeutics Inc (b)	113,849	30,990
Palisade Bio Inc (b)	2,239	1,662
Palisade Bio Inc rights (b)(c)(d)	289	0
Palvella Therapeutics Inc (b)(c)	15,270	368,465
Palvella Therapeutics Inc rights (b)(d)	1,882	0
Passage Bio Inc (b)	81,323	35,481
PDL BioPharma Inc (b)(d)	218,274	0
PDS Biotechnology Corp (b)(c)	68,375	94,358
PepGen Inc (b)(c)	30,676	44,787
Perspective Therapeutics Inc (b)	95,438	245,276
PharmaCyte Biotech Inc (b)	15,256	15,866
Plus Therapeutics Inc (b)(c)	5,315	1,525
PMV Pharmaceuticals Inc (b)	71,935	63,173
Praxis Precision Medicines Inc (b)	32,534	1,254,186
Precigen Inc (b)(c)	276,528	365,017
Precision BioSciences Inc (b)(c)	11,453	55,318
Prelude Therapeutics Inc (b)	35,254	31,232
Prime Medicine Inc (b)(c)	120,577	142,281
ProKidney Corp Class A (b)(c)	161,524	116,750
Protagonist Therapeutics Inc (b)	110,498	5,245,340
Protara Therapeutics Inc (b)	59,513	180,920
PTC Therapeutics Inc (b)	142,526	6,915,362
Puma Biotechnology Inc (b)	68,617	225,064
Pyxis Oncology Inc (b)(c)	82,693	100,059
Q32 Bio Inc (b)(c)	8,988	15,549
Q32 Bio Inc rights (b)(d)	61,627	0
Quince Therapeutics Inc (b)(c)	62,399	64,895
Rallybio Corp (b)	32,632	10,083
RAPT Therapeutics Inc (b)	162,097	143,504
Recursion Pharmaceuticals Inc Class A (b)(c)	532,831	2,227,234
Regeneron Pharmaceuticals Inc	195,059	95,633,527
REGENXBIO Inc (b)	86,244	763,259
Regulus Therapeutics Inc (b)	90,912	720,932
Rein Therapeutics Inc (b)	35,528	69,280
Relay Therapeutics Inc (b)	245,629	736,887
Renovaro Inc (b)	152,791	47,319
RenovoRx Inc (b)	78,707	110,190
Replimune Group Inc (b)	124,584	1,118,764
Revolution Medicines Inc (b)	324,710	12,793,574
Rezolute Inc/old (b)	96,398	397,160
Rhythm Pharmaceuticals Inc (b)	96,736	5,932,819
Rigel Pharmaceuticals Inc (b)	32,773	629,242
Rocket Pharmaceuticals Inc (b)	163,146	409,496
Roivant Sciences Ltd (b)	777,699	8,546,912
SAB Biotherapeutics Inc (b)	12,904	24,905
Sage Therapeutics Inc (b)	101,268	654,191
Sagimet Biosciences Inc Class A (b)(c)	42,610	151,266
Salarius Pharmaceuticals Inc (b)	321	245
Sana Biotechnology Inc (b)(c)	245,182	532,045
Sangamo Therapeutics Inc (b)(c)	344,999	160,425
Sarepta Therapeutics Inc (b)	176,396	6,632,490
Savara Inc (b)(c)	219,784	501,108
Scholar Rock Holding Corp (b)	136,700	3,965,667
SELLAS Life Sciences Group Inc (b)(c)	144,645	247,343
Sensei Biotherapeutics Inc (b)(c)	28,330	8,544
Senti Biosciences Inc Class A (b)(c)	3,812	11,970
Sera Prognostics Inc Class A (b)	51,169	79,824
Seres Therapeutics Inc (b)(c)	14,023	98,862
Serina Therapeutics Inc (b)	2,592	15,552
Serina Therapeutics Inc warrants 7/31/2025 (b)	416	188
Shattuck Labs Inc (b)	76,009	76,769
Silo Pharma Inc (b)	3,896	1,731
Sionna Therapeutics Inc (c)	19,930	272,842
Skye Bioscience Inc (b)(c)	30,886	61,154
Soleno Therapeutics Inc (b)	48,891	3,586,155
Solid Biosciences Inc (b)	37,038	118,892
Soligenix Inc (b)	8,054	15,383
Sonnet BioTherapeutics Holdings Inc (b)(c)	1,418	1,673
Spectrum Pharmaceuticals Inc rights (b)(d)	326,441	1
Spero Therapeutics Inc (b)	108,991	272,478
SpringWorks Therapeutics Inc (b)	137,429	6,419,309
Spyre Therapeutics Inc (b)(c)	91,810	1,402,857
Spyre Therapeutics Inc rights (b)(d)	125,415	0
Stoke Therapeutics Inc (b)	71,958	686,479
Summit Therapeutics Inc (b)(c)	258,777	4,713,623
Surface Oncology Inc rights (b)(d)	262,226	1
Surrozen Inc Class A (b)(c)	4,634	39,343
Sutro Biopharma Inc (b)	135,573	121,704
Synaptogenix Inc (b)	1,927	4,760
Syndax Pharmaceuticals Inc (b)	159,446	1,680,561
Synlogic Inc (b)	3,826	4,400
Tango Therapeutics Inc (b)(c)	117,500	260,850
Taysha Gene Therapies Inc (b)	258,269	699,909
Tectonic Therapeutic Inc (b)	12,124	260,787
Tectonic Therapeutic Inc rights (b)(d)	3,980	0
Tempest Therapeutics Inc (b)(c)	7,556	44,958
Tenax Therapeutics Inc (b)	5,967	37,294
Tenaya Therapeutics Inc (b)(c)	102,571	47,183
Tevogen Bio Holdings Inc Class A (b)(c)	17,853	23,030
TG Therapeutics Inc (b)	247,910	8,704,120
Theriva Biologics Inc (b)	390	182
Tonix Pharmaceuticals Holding Corp (b)(c)	10,496	417,531
Tourmaline Bio Inc (b)	35,185	586,886
TransCode Therapeutics Inc (b)(c)	42	285
Travere Therapeutics Inc (b)	143,728	2,158,795
TriSalus Life Sciences Inc Class A (b)	34,013	170,065
TScan Therapeutics Inc (b)	88,382	126,386
Turnstone Biologics Corp (b)	14,821	4,857
Twist Bioscience Corp (b)	110,198	3,228,801
Tyra Biosciences Inc (b)	37,908	344,963
Ultragenyx Pharmaceutical Inc (b)	171,298	5,829,271
Unicycive Therapeutics Inc (b)	109,035	63,873
United Therapeutics Corp (b)	82,850	26,416,723
United Therapeutics Corp rights (b)(d)	30,469	0
UNITY Biotechnology Inc (b)	27,559	19,272
Upstream Bio Inc	30,719	283,536
Vanda Pharmaceuticals Inc (b)	104,415	453,161
Vaxart Inc (b)	383,811	166,229
Vaxcyte Inc (b)	214,200	6,959,358
Vera Therapeutics Inc Class A (b)	101,406	1,921,644
Veracyte Inc (b)	143,058	3,806,773
Verastem Inc (b)(c)	83,876	630,748
Vericel Corp (b)	91,231	3,767,384
Vertex Pharmaceuticals Inc (b)	476,179	210,494,927
Verve Therapeutics Inc (b)(c)	127,068	565,453
Vigil Neuroscience Inc (b)	37,613	296,767
Viking Therapeutics Inc (b)(c)	208,427	5,585,844
Vincerx Pharma Inc (b)	1,548	74
Vir Biotechnology Inc (b)(c)	171,946	849,413
Viridian Therapeutics Inc (b)	125,121	1,741,685
Viridian Therapeutics Inc rights (b)(d)	27,850	0
Vistagen Therapeutics Inc (b)	47,482	122,504
VivoSim Labs Inc (b)	991	1,784
Vor BioPharma Inc (b)	77,064	15,405
Voyager Therapeutics Inc (b)	81,574	223,513
vTv Therapeutics Inc Class A (b)(c)	1,492	23,708
Werewolf Therapeutics Inc (b)	55,085	66,653
Whitehawk Therapeutics Inc (b)	47,719	80,645
X4 Pharmaceuticals Inc (b)(c)	7,898	26,853
XBiotech Inc (b)(c)	35,481	101,121
Xencor Inc (b)	130,497	1,043,976
Xilio Therapeutics Inc (b)	63,720	68,180
XOMA Royalty Corp (b)	14,565	360,629
Y-mAbs Therapeutics Inc (b)	60,869	279,997
Zenas Biopharma Inc	26,160	249,043
Zentalis Pharmaceuticals Inc (b)	100,632	121,765
		2,150,738,404
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	3,215,665	429,548,531
Accuray Inc Del (b)	183,289	280,432
Aethlon Medical Inc (b)	2,534	948
Align Technology Inc (b)	130,534	23,618,822
Alphatec Holdings Inc (b)	189,437	2,354,702
AngioDynamics Inc (b)	76,805	783,411
Apyx Medical Corp (b)	56,740	88,514
Artivion Inc (b)	70,318	2,080,006
AtriCure Inc (b)	90,105	3,114,930
Autonomix Medical Inc (b)(c)	1,035	1,682
Avanos Medical Inc (b)	87,697	1,102,351
Avinger Inc (b)(d)	513	0
Axogen Inc (b)	82,280	896,029
Baxter International Inc	948,293	28,922,937
Becton Dickinson & Co	532,526	91,908,662
Beta Bionics Inc (c)	22,757	392,331
Beyond Air Inc (b)	163,666	29,853
Biomerica Inc (b)	1,719	5,243
BioSig Technologies Inc (b)(c)	27,242	152,555
Bioventus Inc (b)	76,808	497,716
Boston Scientific Corp (b)	2,731,829	287,552,321
Butterfly Network Inc Class A (b)(c)	332,290	797,496
Ceribell Inc	21,140	355,363
Cerus Corp (b)	353,342	448,744
ClearPoint Neuro Inc (b)	48,789	576,198
Co-Diagnostics Inc (b)	53,052	13,555
CONMED Corp	57,467	3,261,252
Cooper Cos Inc/The (b)	370,277	25,282,514
CVRx Inc (b)	27,091	179,749
CytoSorbents Corp (b)(c)	95,086	79,873
CytoSorbents Corp A warrants 12/31/2029 (b)(d)	49,243	0
CytoSorbents Corp B warrants 12/31/2029 (b)(c)(d)	49,243	0
Delcath Systems Inc (b)	48,687	789,216
DENTSPLY SIRONA Inc	369,576	5,905,824
Dexcom Inc (b)	724,600	62,170,680
DIH Holdings US Inc Class A (b)(c)	47,065	10,792
Edwards Lifesciences Corp (b)	1,093,514	85,534,665
Ekso Bionics Holdings Inc (b)(c)	14,838	4,481
ElectroCore Inc (b)(c)	8,806	44,030
ElectroCore Inc rights (b)(d)	1,867	0
Electromed Inc (b)	12,219	246,824
Embecta Corp	108,394	1,141,389
Enovis Corp (b)	105,538	3,303,339
Envista Holdings Corp (b)	317,015	5,791,864
Envoy Medical Inc Class A (b)	13,277	21,110
enVVeno Medical Corp (b)	29,703	107,228
Femasys Inc (b)(c)	50,951	44,837
FONAR Corp (b)	10,605	153,773
Fractyl Health Inc (b)	14,685	27,902
GE HealthCare Technologies Inc	847,183	59,760,289
Glaukos Corp (b)	101,815	9,600,136
Globus Medical Inc Class A (b)	210,844	12,477,748
Haemonetics Corp (b)	92,918	6,291,478
HeartBeam inc (b)	38,435	65,340
HeartSciences Inc (b)	2,249	8,231
Hologic Inc (b)	416,024	25,864,212
Hyperfine Inc Class A (b)	113,983	68,675
ICU Medical Inc (b)	45,195	6,094,998
IDEXX Laboratories Inc (b)	151,824	77,940,369
Innovative Eyewear Inc (b)(c)	3,111	9,924
Inogen Inc (b)	43,229	277,746
Inspire Medical Systems Inc (b)	54,822	7,576,400
Insulet Corp (b)	130,036	42,265,601
Integer Holdings Corp (b)	61,828	7,342,693
Integra LifeSciences Holdings Corp (b)	122,649	1,552,736
Intelligent Bio Solutions Inc (b)(c)	4,097	5,777
Intuitive Surgical Inc (b)	661,267	365,244,215
INVO Fertility Inc Class A (b)	99	166
iRadimed Corp	14,486	838,450
iRhythm Technologies Inc (b)	58,134	8,167,827
IRIDEX Corp (b)(c)	14,475	14,410
Kewaunee Scientific Corp (b)	3,815	146,725
KORU Medical Systems Inc (b)	84,736	228,787
Lantheus Holdings Inc (b)	129,138	9,757,667
LeMaitre Vascular Inc (c)	37,813	3,108,229
LENSAR Inc (b)	17,313	234,245
LivaNova PLC (b)	100,634	4,352,421
Lucid Diagnostics Inc (b)	56,413	78,414
Masimo Corp (b)	82,601	13,422,663
Medtronic PLC	2,377,522	197,286,776
Merit Medical Systems Inc (b)	107,643	10,229,314
Microbot Medical Inc (b)(c)	76,008	193,060
Milestone Scientific Inc (b)	102,704	94,750
Modular Medical Inc (b)	86,955	74,781
Monogram Technologies Inc (b)	37,593	90,599
Myomo Inc (b)	45,954	136,483
NanoVibronix Inc (b)(c)	178	188
Neogen Corp (b)(c)	365,629	2,142,586
Neuronetics Inc (b)	50,102	195,899
NeuroOne Medical Technologies Corp (b)	65,528	40,044
NeuroPace Inc (b)	26,775	353,966
Nexalin Technology Inc (b)	17,031	20,267
Nexgel Inc (b)	13,664	30,061
Novocure Ltd (b)	182,208	3,481,995
Nuwellis Inc (b)	3,189	2,743
Omnicell Inc (b)	85,968	2,610,848
OraSure Technologies Inc (b)	141,697	408,087
Orchestra BioMed Holdings Inc (b)(c)	48,129	137,168
Orthofix Medical Inc (b)	71,606	805,568
OrthoPediatrics Corp (b)	30,699	612,752
Outset Medical Inc (b)	6,193	108,811
Owlet Inc Class A (b)	9,687	52,407
PAVmed Inc (b)(c)	7,850	4,716
Penumbra Inc (b)	71,225	19,014,938
Precision Optics Corp Inc/Mass (b)	12,311	53,184
Predictive Oncology Inc (b)	3,782	3,329
Pro-Dex Inc (b)(c)	4,107	164,465
PROCEPT BioRobotics Corp (b)	100,013	5,800,754
Pulmonx Corp (b)	74,539	253,433
Pulse Biosciences Inc (b)(c)	34,267	592,991
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	3,232	15,927
QuidelOrtho Corp (b)	122,338	3,752,106
ResMed Inc	272,395	66,679,572
Retractable Technologies Inc (b)	32,187	20,922
Rockwell Medical Inc (b)	52,750	51,859
RxSight Inc (b)	64,533	986,710
Sanara Medtech Inc (b)	6,601	191,429
SeaStar Medical Holding Corp Class A (b)(c)	7,505	8,931
Semler Scientific Inc (b)(c)	14,380	575,200
Senseonics Holdings Inc (b)	1,081,974	566,413
Sensus Healthcare Inc (b)(c)	24,952	118,772
SI-BONE Inc (b)	70,615	1,334,624
Sight Sciences Inc (b)	58,106	214,411
SiNtx Technologies Inc (b)	1,861	5,043
Solventum Corp (b)	255,824	18,698,176
Spectral AI Inc Class A (b)	13,663	21,861
STAAR Surgical Co (b)	91,429	1,628,350
Stereotaxis Inc (b)	138,229	294,428
STERIS PLC	182,261	44,692,220
Strata Skin Sciences Inc (b)	56	136
Stryker Corp	636,631	243,600,486
Surmodics Inc (b)	27,122	787,080
Tactile Systems Technology Inc (b)	45,575	450,281
Tandem Diabetes Care Inc (b)	120,844	2,395,128
Tela Bio Inc (b)	67,434	93,733
Teleflex Inc	85,833	10,494,801
TransMedics Group Inc (b)(c)	62,395	7,931,652
Treace Medical Concepts Inc (b)	80,132	459,958
UFP Technologies Inc (b)	13,412	3,141,090
Utah Medical Products Inc	6,126	337,420
Varex Imaging Corp (b)	76,260	584,914
Venus Concept Inc (b)	99	241
Vicarious Surgical Inc Class A (b)	5,656	42,646
Vivani Medical Inc (b)	51,642	65,069
VolitionRX Ltd (b)	141,896	71,374
Xtant Medical Holdings Inc (b)	114,012	75,282
Zimmer Biomet Holdings Inc	368,661	33,979,484
Zimvie Inc (b)	50,038	457,347
Zynex Inc (b)(c)	29,122	68,145
		2,422,311,430
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc (b)	171,900	3,891,816
AdaptHealth Corp (b)	197,058	1,769,581
Addus HomeCare Corp (b)	33,344	3,698,183
agilon health Inc (b)	564,761	1,253,769
AirSculpt Technologies Inc (b)(c)	25,131	110,828
Alignment Healthcare Inc (b)	188,942	2,904,039
Amedisys Inc (b)	60,456	5,687,096
AMN Healthcare Services Inc (b)	70,375	1,485,616
Astrana Health Inc (b)	76,629	1,899,633
Aveanna Healthcare Holdings Inc (b)	106,370	566,952
Biodesix Inc (b)(c)	134,089	40,495
BrightSpring Health Services Inc (b)(c)	99,427	2,367,357
Brookdale Senior Living Inc (b)	371,443	2,418,094
Cardinal Health Inc	447,830	69,162,865
Castle Biosciences Inc (b)	50,665	809,120
Cencora Inc	319,863	93,156,900
Centene Corp (b)	919,353	51,888,283
Chemed Corp	27,802	15,981,702
Cigna Group/The	507,607	160,728,680
Clover Health Investments Corp Class A (b)	758,817	2,382,685
Community Health Systems Inc (b)	232,865	903,516
Concentra Group Holdings Parent Inc	200,566	4,338,243
CorVel Corp (b)	50,083	5,572,735
Cosmos Health Inc (b)	21,794	9,676
Cross Country Healthcare Inc (b)	57,503	757,890
Cryo-Cell International Inc	8,859	45,358
CVS Health Corp	2,337,399	149,687,032
DaVita Inc (b)	81,279	11,075,077
DocGo Inc Class A (b)	166,003	235,724
Elevance Health Inc	430,022	165,059,644
Encompass Health Corp	186,776	22,581,218
Enhabit Inc (b)	95,663	1,004,462
Ensign Group Inc/The	105,404	15,521,793
Fulgent Genetics Inc (b)	38,574	799,253
GeneDx Holdings Corp Class A (b)(c)	37,342	2,659,497
Guardant Health Inc (b)	228,168	9,268,184
HCA Healthcare Inc	331,499	126,430,404
HealthEquity Inc (b)	160,971	16,195,292
Henry Schein Inc (b)	231,534	16,205,065
Hims & Hers Health Inc Class A (b)(c)	354,045	20,024,785
Humana Inc	223,816	52,178,224
Infusystem Holdings Inc (b)	37,964	219,432
Innovage Holding Corp (b)	38,361	156,896
Joint Corp/The (b)	27,468	293,908
Kindly MD Inc (b)(c)	3,179	71,845
Labcorp Holdings Inc	154,747	38,527,361
LifeStance Health Group Inc (b)	241,838	1,436,518
McKesson Corp	232,386	167,204,051
ModivCare Inc (b)(c)	19,838	22,219
Molina Healthcare Inc (b)	102,871	31,379,770
MSP Recovery Inc Class A (b)(c)	253	313
National HealthCare Corp	22,816	2,376,058
National Research Corp Class A	27,517	371,755
NeoGenomics Inc (b)	237,100	1,726,088
NeueHealth Inc (b)	5,414	37,194
Nutex Health Inc (b)	6,242	1,047,033
Oncology Institute Inc/The (b)	70,653	225,383
Ontrak Inc (b)	130	199
OPKO Health Inc (b)	625,708	850,963
Option Care Health Inc (b)	314,675	10,283,579
Owens & Minor Inc (b)	138,221	912,259
P3 Health Partners Inc Class A (b)(c)	3,229	23,636
PACS Group Inc (b)	70,473	699,092
Pediatrix Medical Group Inc (b)	156,747	2,217,970
Pennant Group Inc/The (b)	64,336	1,847,087
Performant Healthcare Inc (b)	133,265	409,124
Precipio Inc (b)	1,879	17,888
Premier Inc Class A (c)	170,243	3,912,184
Privia Health Group Inc (b)	191,110	4,349,664
Progyny Inc (b)	137,179	2,949,349
Quest Diagnostics Inc	205,564	35,632,464
RadNet Inc (b)	121,642	6,993,199
Select Medical Holdings Corp	193,207	2,954,135
Sonida Senior Living Inc (b)	19,017	464,015
Surgery Partners Inc (b)	138,341	3,266,231
Talkspace Inc Class A (b)	262,361	836,932
Tenet Healthcare Corp (b)	176,357	29,763,771
UnitedHealth Group Inc	1,706,404	515,180,432
Universal Health Services Inc Class B	109,103	20,767,756
US Physical Therapy Inc	28,246	2,118,168
Viemed Healthcare Inc (b)	64,320	427,728
Vivos Therapeutics Inc (b)	5,825	14,096
		1,934,744,511
Health Care Technology - 0.1%
American Well Corp (b)	24,670	166,276
Bullfrog AI Holdings Inc (b)(c)	6,910	11,816
CareCloud Inc (b)	22,562	45,575
Certara Inc (b)	202,165	2,296,594
Claritev Corp Class A (b)(c)	11,547	443,982
DarioHealth Corp (b)(c)	63,169	45,021
Definitive Healthcare Corp Class A (b)(c)	97,300	322,063
Doximity Inc Class A (b)	248,431	12,940,771
Evolent Health Inc Class A (b)	199,559	1,486,715
Firefly Neuroscience Inc (b)(c)	11,239	34,841
Forian Inc (b)	20,144	41,900
GoodRx Holdings Inc Class A (b)	167,782	657,705
Health Catalyst Inc (b)	113,878	432,736
HealthStream Inc	43,450	1,217,469
iCAD Inc (b)	43,561	167,274
iSpecimen Inc (b)	1,176	1,434
LifeMD Inc (b)(c)	68,279	833,687
OptimizeRx Corp (b)	29,393	356,831
Phreesia Inc (b)	101,771	2,492,372
Schrodinger Inc/United States (b)	102,467	2,215,337
Scienture Holdings Inc	2,004	1,752
Simulations Plus Inc (c)	30,047	956,847
Streamline Health Solutions Inc (b)	6,305	32,660
Teladoc Health Inc (b)	319,073	2,207,985
TruBridge Inc (b)	22,436	536,893
Veeva Systems Inc Class A (b)	276,970	77,468,509
VSee Health Inc (b)(c)	10,095	12,720
Waystar Holding Corp (b)	146,496	5,856,910
		113,284,675
Life Sciences Tools & Services - 0.8%
10X Genomics Inc Class A (b)	198,313	1,889,923
Adaptive Biotechnologies Corp (b)	208,670	1,986,538
Agilent Technologies Inc	528,923	59,197,062
Akoya Biosciences Inc (b)(c)	40,495	50,619
Alpha Teknova Inc (b)(c)	24,553	141,671
Applied Dna Sciences Inc (b)(c)	521	175
Atlantic International Corp (b)	20,447	55,002
Avantor Inc (b)	1,266,986	16,356,789
Azenta Inc (b)	84,791	2,265,616
Bio-Rad Laboratories Inc Class A (b)	35,663	8,093,005
Bio-Techne Corp	292,167	14,140,883
BioLife Solutions Inc (b)	67,119	1,468,564
Bionano Genomics Inc (b)(c)	2,769	10,161
Bruker Corp	204,294	7,497,590
Champions Oncology Inc (b)	12,239	71,843
Charles River Laboratories International Inc (b)	94,483	12,814,729
Codexis Inc (b)	148,833	342,316
Conduit Pharmaceuticals Inc Class A (b)	11	35
CryoPort Inc (b)	92,714	557,211
Cytek Biosciences Inc (b)	192,578	533,441
Danaher Corp	1,186,761	225,365,914
Fortrea Holdings Inc (b)	166,499	715,946
Harvard Bioscience Inc (b)	70,593	32,967
Illumina Inc (b)	294,068	24,184,152
Inotiv Inc (b)(c)	57,201	148,723
IQVIA Holdings Inc (b)	310,251	43,537,523
Lifecore Biomedical Inc (b)(c)	70,711	478,713
Maravai LifeSciences Holdings Inc Class A (b)	215,119	484,018
MaxCyte Inc (United States) (b)	201,710	480,070
Medpace Holdings Inc (b)	46,343	13,666,551
Mesa Laboratories Inc	10,198	1,026,123
Mettler-Toledo International Inc (b)	38,758	44,785,644
Nautilus Biotechnology Inc Class A (b)	82,670	61,754
Niagen Bioscience Inc (b)	95,883	1,037,454
OmniAb Inc (b)(c)	188,684	239,629
Pacific Biosciences of California Inc (b)(c)	479,146	461,753
Personalis Inc (b)	79,498	368,076
Quanterix Corp (b)	69,039	359,003
Quantum-Si Inc Class A (b)(c)	258,713	434,638
Rapid Micro Biosystems Inc Class A (b)	28,752	95,744
Repligen Corp (b)	96,779	11,426,697
Revvity Inc	225,843	20,420,724
Seer Inc Class A (b)	82,279	157,976
Sotera Health Co (b)	281,320	3,443,357
Standard BioTools Inc (b)(c)	552,439	557,963
Thermo Fisher Scientific Inc	709,253	285,701,293
Waters Corp (b)	110,195	38,484,502
West Pharmaceutical Services Inc	134,482	28,355,530
		873,985,610
Pharmaceuticals - 2.8%
Aardvark Therapeutics Inc	9,677	101,028
Aclaris Therapeutics Inc (b)	204,769	298,963
Adial Pharmaceuticals Inc (b)	7,754	5,311
ALT5 Sigma Corp (b)(c)	27,295	254,116
Alto Neuroscience Inc (b)	39,004	100,630
Alumis Inc	90,969	318,392
Amneal Intermediate Inc Class A (b)	274,608	2,010,131
Amphastar Pharmaceuticals Inc (b)	69,771	1,793,812
Amylyx Pharmaceuticals Inc (b)	132,004	679,821
AN2 Therapeutics Inc (b)	48,898	51,832
Anebulo Pharmaceuticals Inc (b)	48,163	48,645
ANI Pharmaceuticals Inc (b)	30,841	1,810,984
Aquestive Therapeutics Inc (b)(c)	135,362	366,831
Arvinas Inc (b)	120,585	868,212
Assertio Holdings Inc (b)(c)	172,108	114,331
Atea Pharmaceuticals Inc (b)	139,764	415,099
Athira Pharma Inc (b)(c)	47,882	14,963
Axsome Therapeutics Inc (b)	75,103	7,897,831
Aytu BioPharma Inc (b)	1,589	2,828
BioAge Labs Inc	21,210	83,992
Biofrontera Inc (b)(c)	422	237
Biote Corp Class A (b)	40,710	140,857
Bristol-Myers Squibb Co	3,762,632	181,659,873
Cadrenal Therapeutics Inc (b)	1,109	14,783
CalciMedica Inc (b)	11,756	19,633
Cassava Sciences Inc (b)(c)	80,893	162,595
cbdMD Inc (b)(c)	140	138
Cingulate Inc (b)(c)	1,755	6,880
Citius Pharmaceuticals Inc (b)(c)	11,655	7,925
Clearside Biomedical Inc (b)	139,556	106,202
Cocrystal Pharma Inc (b)	8,526	14,665
Cognition Therapeutics Inc (b)	59,102	14,125
Collegium Pharmaceutical Inc (b)	60,048	1,749,799
Context Therapeutics Inc (b)	98,637	56,923
Contineum Therapeutics Inc Class A (b)	10,433	38,185
Corcept Therapeutics Inc (b)	173,248	13,437,115
CorMedix Inc (b)(c)	110,486	1,341,300
Cumberland Pharmaceuticals Inc (b)	18,032	89,439
Dare Bioscience Inc (b)	15,418	45,791
Durect Corp (b)	51,358	27,287
Edgewise Therapeutics Inc (b)	127,560	1,821,557
Elanco Animal Health Inc (b)	919,758	12,361,548
Eli Lilly & Co	1,460,947	1,077,696,773
Enliven Therapeutics Inc (b)	55,078	978,736
Enliven Therapeutics Inc rights (b)(c)(d)	30,877	0
Esperion Therapeutics Inc (b)	342,783	291,297
Eton Pharmaceuticals Inc (b)	47,561	898,427
Evoke Pharma Inc (b)	41	141
Evolus Inc (b)	92,765	852,510
Eyenovia Inc (b)	1,068	1,784
EyePoint Pharmaceuticals Inc (b)	127,542	923,404
Fulcrum Therapeutics Inc (b)	84,820	583,138
Harmony Biosciences Holdings Inc (b)	70,308	2,425,626
Harrow Inc (b)	56,490	1,587,934
Hoth Therapeutics Inc (b)	16,172	13,428
IGC Pharma Inc (b)	99,144	31,171
Ikena Oncology Inc (b)	70,427	83,808
Impact BioMedical Inc (b)	2,449	1,264
Innoviva Inc (b)	101,409	1,984,574
Jaguar Health Inc (b)(c)	691	3,040
Jazz Pharmaceuticals PLC (b)	112,294	12,135,613
Johnson & Johnson	4,464,338	692,909,901
Journey Medical Corp (b)	18,046	145,451
Kiora Pharmaceuticals Inc (b)	747	2,226
LENZ Therapeutics Inc (b)(c)	29,382	857,954
Ligand Pharmaceuticals Inc (b)	34,851	3,561,424
Lipocine Inc (b)	8,740	29,104
Liquidia Corp (b)	87,070	1,299,084
Lyra Therapeutics Inc (b)(c)	1,191	5,872
Maze Therapeutics Inc (c)	14,851	148,659
MBX Biosciences Inc (b)(c)	20,698	257,069
Merck & Co Inc	4,691,396	360,486,869
Mind Medicine MindMed Inc (b)(c)	123,664	897,801
Mira Pharmaceuticals Inc (b)(c)	21,893	29,556
Nektar Therapeutics (b)	297,598	215,610
Neumora Therapeutics Inc (b)	155,415	111,324
NRX Pharmaceuticals Inc (b)(c)	18,375	48,510
Nutriband Inc (b)(c)	9,854	64,051
Nuvation Bio Inc Class A (b)	476,279	1,009,711
Ocular Therapeutix Inc (b)	235,072	1,882,927
Omeros Corp (b)(c)	107,445	332,005
Optinose Inc (d)	14,747	0
Organon & Co (c)	476,206	4,390,619
Pacira BioSciences Inc (b)	85,742	2,215,573
Perrigo Co PLC	252,448	6,758,033
Pfizer Inc	10,508,016	246,833,296
Phathom Pharmaceuticals Inc (b)(c)	84,283	358,203
Phibro Animal Health Corp Class A	37,140	906,959
Pliant Therapeutics Inc (b)	95,742	129,252
Prestige Consumer Healthcare Inc (b)	91,190	7,812,247
Processa Pharmaceuticals Inc (b)(c)	441	128
ProPhase Labs Inc (b)(c)	22,224	8,212
Pulmatrix Inc (b)	4,453	39,988
Rafael Holdings Inc Class B (b)	40,486	57,895
Rani Therapeutics Holdings Inc Class A (b)(c)	26,094	14,592
Rapport Therapeutics Inc (b)	15,347	126,920
Relmada Therapeutics Inc (b)(c)	56,071	42,053
Reviva Pharmaceuticals Holdings Inc (b)	68,554	66,511
Royalty Pharma PLC Class A	691,884	22,749,146
Satsuma Pharmaceuticals Inc rights (b)(d)	37,071	0
scPharmaceuticals Inc (b)(c)	51,688	188,144
SCYNEXIS Inc (b)(c)	67,062	58,686
Seelos Therapeutics Inc rights (b)(c)(d)	1,387	0
Septerna Inc (c)	31,041	287,129
SIGA Technologies Inc	72,872	435,775
Sonoma Pharmaceuticals Inc (b)	2,528	8,772
Supernus Pharmaceuticals Inc (b)	101,345	3,212,637
Talphera Inc (b)	15,764	7,685
Tarsus Pharmaceuticals Inc (b)	64,445	2,767,913
Telomir Pharmaceuticals Inc (b)(c)	30,279	58,893
Terns Pharmaceuticals Inc (b)	111,701	347,390
TFF Pharmaceuticals Inc (b)(d)	4,951	322
TherapeuticsMD Inc (b)	14,835	21,659
Theravance Biopharma Inc (b)	64,132	587,449
Third Harmonic Bio Inc (b)(c)	39,561	206,113
TNF Pharmaceuticals Inc (b)(c)	1,546	248
Traws Pharma Inc (b)	7,466	10,602
Traws Pharma Inc rights (b)(d)	23,169	0
Trevi Therapeutics Inc (b)	120,210	782,567
Tvardi Therapeutics Inc (b)	2,264	64,162
Ventyx Biosciences Inc (b)	115,980	197,166
Verrica Pharmaceuticals Inc (b)(c)	33,832	16,733
Veru Inc (b)(c)	232,509	118,161
Viatris Inc	2,222,038	19,531,714
VYNE Therapeutics Inc (b)	21,393	20,323
WaVe Life Sciences Ltd (b)	217,156	1,305,108
Xeris Biopharma Holdings Inc (b)	278,419	1,375,390
Xeris Biopharma Holdings Inc rights (b)(d)	72,002	0
Zevra Therapeutics Inc (b)	93,106	796,056
Zoetis Inc Class A	830,490	140,045,529
		2,860,104,338
TOTAL HEALTH CARE		10,355,168,968

Industrials - 9.8%
Aerospace & Defense - 2.2%
AAR Corp (b)	65,417	4,017,258
AeroVironment Inc (b)	51,807	9,223,200
AerSale Corp (b)	59,769	352,039
Air Industries Group (b)	6,993	24,476
Archer Aviation Inc Class A (b)	751,875	7,586,419
Astronics Corp (b)	55,509	1,732,991
ATI Inc (b)	264,579	21,071,072
Axon Enterprise Inc (b)	134,321	100,789,106
Boeing Co (b)	1,390,475	288,273,277
BWX Technologies Inc	169,531	21,293,094
Byrna Technologies Inc (b)(c)	32,783	873,995
Cadre Holdings Inc	48,107	1,576,466
CPI Aerostructures Inc (b)	19,847	59,739
Curtiss-Wright Corp	69,906	30,766,330
Ducommun Inc (b)	25,454	1,791,453
Eve Holding Inc Class A (b)(c)	92,847	501,374
GE Aerospace	1,989,737	489,296,226
General Dynamics Corp	470,118	130,923,162
HEICO Corp	79,754	23,897,489
HEICO Corp Class A	131,344	30,976,169
Hexcel Corp	150,293	7,948,997
Howmet Aerospace Inc	750,879	127,566,833
Huntington Ingalls Industries Inc	72,655	16,206,424
Innovative Solutions And Support Inc (b)	20,506	229,462
Intuitive Machines Inc Class A (b)(c)	149,720	1,708,305
Karman Holdings Inc (c)	41,585	1,782,333
Kratos Defense & Security Solutions Inc (b)	282,263	10,412,682
L3Harris Technologies Inc	349,206	85,324,994
Leonardo DRS Inc	136,774	5,785,540
Loar Holdings Inc (b)	50,210	4,370,781
Lockheed Martin Corp	388,297	187,306,707
Mercury Systems Inc (b)	93,961	4,627,579
Momentus Inc Class A (b)(c)	3,172	5,391
Moog Inc Class A	52,288	9,689,489
National Presto Industries Inc	9,730	833,375
Northrop Grumman Corp	252,299	122,306,986
Optex Systems Holdings Inc (b)	10,435	89,011
Park Aerospace Corp	37,253	508,503
Redwire Corp Class A (b)(c)	43,861	627,651
Rocket Lab Corp (c)	649,739	17,406,508
RTX Corp	2,469,072	336,978,947
Sidus Space Inc Class A (b)(c)	18,096	25,334
SIFCO Industries Inc (b)	3,677	11,526
Spirit AeroSystems Holdings Inc Class A (b)	218,833	8,179,978
Standard Aero Inc	243,562	7,143,673
Textron Inc	337,786	25,006,298
TransDigm Group Inc	103,938	152,625,677
Triumph Group Inc (b)	143,568	3,702,619
V2X Inc (b)	26,551	1,202,229
Virgin Galactic Holdings Inc Class A (b)(c)	53,525	171,815
VirTra Inc (b)	19,734	115,247
Woodward Inc	110,160	23,830,913
		2,328,757,142
Air Freight & Logistics - 0.3%
Air T Inc (b)	2,320	41,643
CH Robinson Worldwide Inc	219,839	21,097,949
Expeditors International of Washington Inc	259,397	29,241,824
FedEx Corp	410,898	89,616,854
Forward Air Corp Class A (b)(c)	36,575	613,729
GXO Logistics Inc (b)	220,604	9,075,649
Hub Group Inc Class A	111,859	3,770,767
Radiant Logistics Inc (b)	84,069	499,369
United Parcel Service Inc Class B	1,357,005	132,362,268
		286,320,052
Building Products - 0.7%
A O Smith Corp	218,486	14,050,835
AAON Inc	125,358	12,070,722
Advanced Drainage Systems Inc (c)	131,038	14,408,938
Allegion plc	161,052	22,982,120
Alpha Pro Tech Ltd (b)	18,092	85,393
American Woodmark Corp (b)	27,932	1,574,527
Apogee Enterprises Inc	40,867	1,579,510
Armstrong World Industries Inc	80,487	12,526,192
AZEK Co Inc/The Class A (b)	265,534	13,146,588
AZZ Inc	55,355	5,020,145
Builders FirstSource Inc (b)	213,716	23,012,939
Carlisle Cos Inc	82,349	31,307,443
Carrier Global Corp	1,497,264	106,605,197
CSW Industrials Inc	30,968	9,469,705
Fortune Brands Innovations Inc	229,697	11,576,729
Gibraltar Industries Inc (b)	56,195	3,291,903
Griffon Corp	73,222	5,034,013
Hayward Holdings Inc (b)	263,440	3,674,988
Insteel Industries Inc	36,743	1,286,739
Janus International Group Inc (b)	262,380	2,143,645
JELD-WEN Holding Inc (b)	159,663	582,769
Jewett-Cameron Trading Co Ltd (b)	1,150	4,277
Johnson Controls International plc	1,224,156	124,092,694
Lennox International Inc	59,375	33,514,219
Masco Corp	393,729	24,576,564
Masterbrand Inc (b)	235,528	2,402,386
Owens Corning	159,123	21,314,526
Quanex Building Products Corp	88,150	1,474,750
Resideo Technologies Inc (b)	275,353	5,699,807
Simpson Manufacturing Co Inc	77,850	12,121,245
Tecnoglass Inc	40,784	3,492,334
Trane Technologies PLC	415,871	178,936,815
Trex Co Inc (b)	198,063	11,065,780
UFP Industries Inc	112,623	10,987,500
Zurn Elkay Water Solutions Corp	263,635	9,540,951
		734,654,888
Commercial Services & Supplies - 0.7%
ABM Industries Inc	114,855	6,047,116
ACCO Brands Corp	173,968	624,545
Acme United Corp	6,239	248,312
ACV Auctions Inc Class A (b)	291,858	4,780,634
American Rebel Holdings Inc (b)(c)	112	156
Aqua Metals Inc (b)(c)	11,437	9,134
Bitcoin Depot Inc Class A (b)	14,963	58,356
Brady Corp Class A	81,393	5,678,790
Bridger Aerospace Group Holdings Inc (b)(c)	40,706	67,165
BrightView Holdings Inc (b)	107,585	1,676,174
Brink's Co/The	80,758	6,627,001
Casella Waste Systems Inc Class A (b)	115,627	13,552,641
CECO Environmental Corp (b)	53,316	1,433,667
Cintas Corp	635,874	144,025,461
Clean Harbors Inc (b)	94,100	21,340,939
CompX International Inc Class A (c)	2,735	70,153
Copart Inc (b)	1,625,384	83,674,768
CoreCivic Inc (b)	202,645	4,450,084
Deluxe Corp	82,447	1,176,519
Driven Brands Holdings Inc (b)	109,848	1,957,491
DSS Inc (b)	1,684	1,516
Ennis Inc	49,556	925,211
Enviri Corp (b)	150,170	1,223,886
Fuel Tech Inc (b)	69,231	114,923
GEO Group Inc/The (b)	252,677	6,857,654
Greenwave Technology Solutions Inc (b)(c)	18,040	3,484
Healthcare Services Group Inc (b)	137,263	1,935,408
HNI Corp	88,584	4,121,814
Interface Inc	107,960	2,168,916
Knightscope Inc Class A (b)(c)	4,898	27,331
LanzaTech Global Inc Class A (b)(c)	146,855	41,442
Liquidity Services Inc (b)	42,127	984,508
MillerKnoll Inc	126,493	2,133,937
Mobile Infrastructure Corp Class A (b)	66,775	262,426
Montrose Environmental Group Inc (b)	59,997	1,171,741
MSA Safety Inc	72,798	11,863,890
NL Industries Inc	14,642	106,740
Odyssey Marine Exploration Inc (b)	49,322	38,555
OPENLANE Inc (b)	197,477	4,528,148
Perma-Fix Environmental Services Inc (b)(c)	33,077	350,285
Pitney Bowes Inc	292,557	3,013,337
Pursuit Attractions and Hospitality Inc (b)	39,203	1,093,372
Quad/Graphics Inc Class A	59,909	349,269
Quest Resource Holding Corp (b)	25,767	56,687
Republic Services Inc	376,144	96,778,090
Rollins Inc	519,739	29,755,058
Royalty Management Holding Corp Class A (b)(c)	14,738	16,212
Steelcase Inc Class A	174,859	1,802,796
Team Inc (b)	8,182	148,094
Tetra Tech Inc	498,059	17,402,181
TOMI Environmental Solutions Inc (b)	12,577	10,213
UniFirst Corp/MA	27,712	5,225,375
Veralto Corp	458,429	46,315,082
Vestis Corp	212,362	1,308,150
Virco Mfg. Corp (c)	18,131	152,482
VSE Corp (c)	32,848	4,273,196
Waste Management Inc	676,977	163,131,148
		707,191,663
Construction & Engineering - 0.3%
AECOM	245,569	26,975,755
Ameresco Inc Class A (b)	60,678	836,143
API Group Corp (b)	452,104	21,099,694
Arcosa Inc	90,940	7,845,394
Argan Inc	23,945	5,035,634
Bowman Consulting Group Ltd (b)	26,640	667,865
Centuri Holdings Inc (b)	39,378	822,213
Comfort Systems USA Inc	65,839	31,486,185
Concrete Pumping Holdings Inc	45,300	318,459
Construction Partners Inc Class A (b)	88,243	9,238,160
Dycom Industries Inc (b)	53,996	12,414,760
EMCOR Group Inc	85,232	40,217,572
Everus Construction Group Inc	94,452	5,469,715
Fluor Corp (b)	317,954	13,220,527
Granite Construction Inc	80,727	7,221,030
Great Lakes Dredge & Dock Corp (b)	124,519	1,392,122
IES Holdings Inc (b)	15,479	4,019,277
INNOVATE Corp (b)(c)	23,567	136,217
Limbach Holdings Inc (b)	19,078	2,446,181
MasTec Inc (b)	114,106	17,792,549
Matrix Service Co (b)	46,590	569,330
MYR Group Inc (b)	29,865	4,684,325
Northwest Pipe Co (b)	18,966	732,846
Orion Group Holdings Inc (b)	63,972	527,129
Primoris Services Corp	99,302	7,160,667
Quanta Services Inc	273,765	93,780,938
Shimmick Corp (b)	8,257	13,706
Southland Holdings Inc (b)	13,302	51,612
Sterling Infrastructure Inc (b)	57,084	10,732,363
Tutor Perini Corp (b)	81,845	3,018,444
Valmont Industries Inc	37,004	11,768,752
WillScot Holdings Corp	343,272	9,251,180
		350,946,744
Electrical Equipment - 0.9%
374Water Inc (b)(c)	130,291	56,598
Acuity Inc	56,756	14,750,317
Advent Technologies Holdings Inc (b)	2,478	6,071
Allient Inc	28,100	854,240
American Superconductor Corp (b)	73,345	2,072,730
AMETEK Inc	428,741	76,633,166
Amprius Technologies Inc (b)(c)	73,962	198,958
Array Technologies Inc (b)	266,076	1,756,102
Atkore Inc	63,752	4,150,255
Babcock & Wilcox Enterprises Inc (b)	112,697	78,685
Beam Global (b)	24,849	40,007
Blink Charging Co (b)(c)	216,669	152,318
Bloom Energy Corp Class A (b)(c)	367,485	6,787,448
Broadwind Inc (b)	37,043	60,751
ChargePoint Holdings Inc Class A (b)(c)	783,917	545,293
Complete Solaria Inc Class A (b)(c)	81,800	113,702
Dragonfly Energy Holdings Corp (b)	3,584	1,467
Eaton Corp PLC	732,739	234,623,028
Emerson Electric Co	1,045,495	124,811,193
Energous Corp (b)(c)	8,359	2,354
Energy Focus Inc (b)	160	325
Energy Vault Holdings Inc Class A (b)(c)	178,063	147,098
EnerSys	73,179	6,119,960
Enovix Corp Class B (b)(c)	298,263	2,272,764
Eos Energy Enterprises Inc (b)(c)	405,495	1,686,859
Espey Mfg. & Electronics Corp	4,771	174,619
ESS Tech Inc Class A (b)(c)	10,687	18,168
Fluence Energy Inc Class A (b)(c)	117,930	554,271
Flux Power Holdings Inc (b)	20,377	30,973
FTC Solar Inc (b)(c)	13,010	53,471
FuelCell Energy Inc (b)(c)	38,241	195,412
GE Vernova Inc	511,503	241,930,689
Generac Holdings Inc (b)	110,162	13,454,085
GrafTech International Ltd (b)	345,781	344,467
Hubbell Inc (c)	99,424	38,733,602
Hyliion Holdings Corp Class A (b)	222,594	342,795
Ideal Power Inc (b)	13,217	64,499
KULR Technology Group Inc (b)(c)	355,134	415,507
LSI Industries Inc	50,651	824,092
NeoVolta Inc (b)(c)	51,116	171,239
Net Power Inc Class A (b)(c)	66,127	140,851
NEXTracker Inc Class A (b)	266,815	15,125,742
NuScale Power Corp Class A (b)(c)	201,081	6,432,581
nVent Electric PLC	305,856	20,125,325
Ocean Power Technologies Inc (b)(c)	278,961	132,032
Orion Energy Systems Inc (b)	96,250	64,574
Pioneer Power Solutions Inc	22,871	61,294
Plug Power Inc (b)(c)	1,614,602	1,425,209
Polar Power Inc (b)	1,011	1,825
Powell Industries Inc (c)	17,641	2,991,737
Power Solutions International Inc (b)	9,839	416,878
Preformed Line Products Co	5,456	778,244
Regal Rexnord Corp	122,874	16,396,307
Rockwell Automation Inc	209,694	66,168,942
Sensata Technologies Holding PLC (c)	276,987	7,218,281
Servotronics Inc (b)	3,252	151,803
SES AI Corp Class A (b)(c)	280,730	255,184
Shoals Technologies Group Inc (b)	312,830	1,476,558
SKYX Platforms Corp (b)(c)	127,565	164,559
SolarMax Technology Inc (b)	8,645	9,855
Solidion Technology Inc Class A (b)(c)	1,801	5,925
Stardust Power Inc Class A (b)	14,928	9,294
Stem Inc Class A (b)(c)	287,209	140,474
SUNation Energy Inc rights (b)(d)	760	0
Sunrun Inc (b)(c)	417,348	3,125,937
Thermon Group Holdings Inc (b)	63,144	1,637,955
Tigo Energy Inc (b)	40,703	38,753
TPI Composites Inc (b)(c)	70,650	84,780
Ultralife Corp (b)	19,462	129,812
Vertiv Holdings Co Class A	706,160	76,215,849
Vicor Corp (b)	42,503	1,854,831
Westwater Resources Inc (b)	132,324	62,576
Zeo Energy Corp Class A (b)(c)	12,861	39,740
		998,113,285
Ground Transportation - 0.9%
ArcBest Corp	43,007	2,696,109
Avis Budget Group Inc (b)	31,264	3,807,643
Covenant Logistics Group Inc Class A	30,048	682,090
CSX Corp	3,575,458	112,948,718
Ftai Infrastructure Inc (c)	214,539	1,310,833
Heartland Express Inc	82,162	735,350
Hertz Global Holdings Inc (b)(c)	230,514	1,509,867
JB Hunt Transport Services Inc	147,542	20,486,207
Knight-Swift Transportation Holdings Inc	299,406	13,269,674
Landstar System Inc	65,334	8,965,131
Lyft Inc Class A (b)	681,464	10,385,511
Marten Transport Ltd	108,713	1,417,618
Norfolk Southern Corp	419,621	103,696,742
Old Dominion Freight Line Inc	348,423	55,806,912
PAMT CORP (b)	11,139	139,906
Proficient Auto Logistics Inc (b)	30,890	248,973
RXO Inc (b)	261,691	4,064,061
Ryder System Inc	77,697	11,431,560
Saia Inc (b)	49,435	13,071,108
Schneider National Inc Class B	87,119	2,018,547
U-Haul Holding Co (b)(c)	21,805	1,395,520
U-Haul Holding Co Class N	183,621	10,473,742
Uber Technologies Inc (b)	3,873,374	325,983,156
Union Pacific Corp	1,120,176	248,298,212
Universal Logistics Holdings Inc	12,537	301,640
Werner Enterprises Inc	114,976	2,983,627
XPO Inc (b)	217,374	24,743,682
		982,872,139
Industrial Conglomerates - 0.4%
3M Co	1,006,380	149,296,473
Honeywell International Inc	1,205,719	273,300,326
		422,596,799
Machinery - 1.8%
3D Systems Corp (b)	240,644	372,998
AGCO Corp	114,601	11,228,606
Agrify Corp (b)	1,284	35,336
AirJoule Technologies Corp Class A (b)(c)	37,386	143,562
Alamo Group Inc	19,314	3,824,945
Albany International Corp Class A	57,988	3,831,267
Allison Transmission Holdings Inc	158,747	16,433,489
Astec Industries Inc	42,671	1,676,544
Atmus Filtration Technologies Inc	153,633	5,533,861
Blue Bird Corp (b)	59,464	2,301,257
Caterpillar Inc	886,110	308,392,863
Chart Industries Inc (b)	78,368	12,292,804
ClearSign Technologies Corp (b)	103,385	68,007
CNH Industrial NV Class A	1,622,722	20,300,252
Columbus McKinnon Corp/NY	54,111	787,856
Commercial Vehicle Group Inc (b)	50,533	65,693
Crane Co	90,494	15,510,672
Cummins Inc	254,836	81,924,677
Deere & Co	469,636	237,757,921
Donaldson Co Inc	220,960	15,367,768
Douglas Dynamics Inc	44,313	1,218,164
Dover Corp	254,440	45,226,710
Eastern Co/The	10,630	237,793
Energy Recovery Inc (b)	108,300	1,365,663
Enerpac Tool Group Corp Class A	100,731	4,319,345
Enpro Inc	38,761	7,176,212
Esab Corp	105,638	12,992,418
ESCO Technologies Inc	47,638	8,633,911
Federal Signal Corp	113,700	10,695,759
Flowserve Corp	242,532	12,104,772
Fortive Corp	632,305	44,381,488
Franklin Electric Co Inc	72,474	6,261,029
FreightCar America Inc (b)	25,617	202,630
Gates Industrial Corp PLC (b)	418,939	8,860,560
Gencor Industries Inc (b)	19,133	263,844
Gorman-Rupp Co/The	38,607	1,409,156
Graco Inc	312,129	26,424,841
Graham Corp (b)	19,277	760,092
Greenbrier Cos Inc/The	58,196	2,622,894
Helios Technologies Inc	61,495	1,864,528
Hillenbrand Inc	130,387	2,547,762
Hillman Solutions Corp Class A (b)	365,200	2,644,048
Hurco Cos Inc (b)	11,238	164,412
Hydrofarm Holdings Group Inc (b)(c)	8,349	30,724
Hyster-Yale Inc Class A	20,427	820,348
Hyzon Motors Inc Class A (b)(c)(d)	3,038	1,924
IDEX Corp	140,916	25,493,114
Illinois Tool Works Inc	495,088	121,336,167
Ingersoll Rand Inc	746,629	60,954,792
ITT Inc	150,864	22,711,067
JBT Marel Corp	85,349	9,798,919
Kadant Inc (c)	21,704	6,813,103
Kennametal Inc	144,761	3,116,704
L B Foster Co Class A (b)	18,177	343,364
Laser Photonics Corp (b)(c)	10,823	24,785
Lincoln Electric Holdings Inc	104,668	20,262,678
Lindsay Corp	20,306	2,830,656
LiqTech International Inc (b)	4,574	7,456
Manitowoc Co Inc/The (b)	65,370	687,039
Mayville Engineering Co Inc (b)	23,983	377,972
Microvast Holdings Inc (b)(c)	342,832	1,230,767
Middleby Corp/The (b)	99,407	14,526,345
Miller Industries Inc/TN	21,481	973,734
Mueller Industries Inc	211,010	16,431,349
Mueller Water Products Inc Class A1	289,289	7,096,259
Nauticus Robotics Inc (b)(c)	5,037	4,615
Nephros Inc (b)	8,136	22,130
NN Inc (b)	81,661	167,405
Nordson Corp	100,645	21,335,734
Omega Flex Inc	7,223	236,337
Oshkosh Corp	121,183	12,020,142
Otis Worldwide Corp	735,134	70,095,027
PACCAR Inc	972,904	91,307,040
Palladyne AI Corp Class A (b)	34,164	268,871
Park-Ohio Holdings Corp	16,093	294,502
Parker-Hannifin Corp	238,762	158,705,101
Pentair PLC	305,779	30,327,161
Perma-Pipe International Holdings Inc (b)	13,790	183,269
Proto Labs Inc (b)	45,229	1,672,568
RBC Bearings Inc (b)	58,098	21,256,315
REV Group Inc	96,307	3,610,549
Richtech Robotics Inc Class B (b)(c)	107,696	248,778
Shyft Group Inc/The	59,222	621,239
Snap-on Inc	96,925	31,088,694
SPX Technologies Inc (b)	86,306	13,126,280
Standex International Corp	22,036	3,326,114
Stanley Black & Decker Inc (c)	286,432	18,741,246
Symbotic Inc Class A (b)(c)	73,718	2,113,495
Taylor Devices Inc (b)	5,762	212,791
TechPrecision Corp (b)	16,249	61,421
Tennant CO	35,336	2,629,705
Terex Corp	123,030	5,537,580
Timken Co/The	118,127	8,090,518
Titan International Inc (b)	91,155	659,962
Toro Co/The	186,744	14,151,460
Trinity Industries Inc	152,577	3,927,332
Twin Disc Inc	22,410	162,473
Urban-Gro Inc (b)(c)	10,932	3,639
Wabash National Corp	83,062	720,148
Watts Water Technologies Inc Class A	50,903	12,324,634
Westinghouse Air Brake Technologies Corp	316,892	64,113,589
Worthington Enterprises Inc	57,662	3,396,868
Xos Inc (b)(c)	3,534	11,662
Xylem Inc/NY	450,279	56,753,165
		1,909,627,234
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd (c)	79,266	1,049,482
Kirby Corp (b)	106,306	11,761,696
Lakeside Holding Ltd (b)	1,061	1,023
Matson Inc (c)	61,636	6,955,623
Pangaea Logistics Solutions Ltd	61,721	277,745
		20,045,569
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	227,476	11,585,353
Allegiant Travel Co (b)	27,339	1,519,502
American Airlines Group Inc (b)(c)	1,216,653	13,882,011
Blade Air Mobility Inc (b)	107,442	374,973
Delta Air Lines Inc	1,190,101	57,588,987
flyExclusive Inc Class A (b)	4,370	13,853
Frontier Group Holdings Inc (b)	151,799	610,232
JetBlue Airways Corp (b)(c)	563,059	2,843,448
Joby Aviation Inc Class A (b)(c)	897,314	7,016,995
Mesa Air Group Inc (b)	67,644	68,997
SkyWest Inc (b)	74,427	7,550,619
Southwest Airlines Co (c)	1,099,670	36,706,985
Sun Country Airlines Holdings Inc (b)	74,118	858,286
Surf Air Mobility Inc (b)(c)	14,823	34,538
United Airlines Holdings Inc (b)	610,286	48,484,171
Wheels Up Experience Inc Class A (b)(c)	163,188	213,776
		189,352,726
Professional Services - 0.9%
Alight Inc Class A	836,352	4,566,482
Amentum Holdings Inc	278,816	5,760,339
Asure Software Inc (b)	45,506	441,408
Automatic Data Processing Inc	754,357	245,565,834
Barrett Business Services Inc	47,764	1,973,847
BGSF Inc (b)	16,831	74,225
BlackSky Technology Inc Class A (b)	45,726	511,674
Booz Allen Hamilton Holding Corp Class A	234,748	24,941,975
Broadridge Financial Solutions Inc	216,943	52,680,269
CACI International Inc (b)	41,625	17,815,500
Cbiz Inc (b)	92,052	6,649,836
Clarivate PLC (b)(c)	823,318	3,474,402
Concentrix Corp (c)	85,578	4,789,373
Conduent Inc (b)	270,656	606,269
CRA International Inc	12,551	2,385,318
CSG Systems International Inc	51,088	3,374,873
Dayforce Inc (b)(c)	295,524	17,459,558
DLH Holdings Corp (b)	21,101	105,505
Dun & Bradstreet Holdings Inc	573,547	5,167,658
Equifax Inc	229,734	60,693,425
ExlService Holdings Inc (b)	296,675	13,644,083
Exponent Inc	93,485	7,136,645
Falcon's Beyond Global Inc Class A (c)	8,982	62,874
First Advantage Corp (b)(c)	112,096	1,919,084
FiscalNote Holdings Inc Class A (b)(c)	143,777	86,166
Forrester Research Inc (b)	20,951	222,709
Franklin Covey Co (b)	21,547	503,769
FTI Consulting Inc (b)	65,834	10,807,309
GEE Group Inc (b)	278,901	53,800
Genpact Ltd	298,479	12,849,521
Heidrick & Struggles International Inc	37,913	1,655,282
HireQuest Inc (c)	10,606	106,166
Hudson Global Inc (b)	3,736	32,615
Huron Consulting Group Inc (b)	30,165	4,308,467
ICF International Inc	34,949	3,002,818
Innodata Inc (b)(c)	46,763	1,845,736
Insperity Inc	65,433	4,234,824
Jacobs Solutions Inc	226,993	28,669,216
KBR Inc	247,302	12,906,691
Kelly Services Inc Class A	58,104	680,979
Kforce Inc	31,625	1,290,300
Korn Ferry	95,130	6,469,791
Legalzoom.com Inc (b)	196,867	1,797,396
Leidos Holdings Inc	242,997	36,089,914
ManpowerGroup Inc	87,119	3,654,642
Mastech Digital Inc (b)	9,253	72,173
Maximus Inc	104,791	7,598,395
Mistras Group Inc (b)	35,838	270,577
Nixxy Inc (b)	24,573	45,952
NV5 Global Inc (b)	97,031	2,144,385
Parsons Corp (b)	86,233	5,591,348
Paychex Inc	594,435	93,867,231
Paycom Software Inc	87,376	22,638,248
Paylocity Holding Corp (b)	81,136	15,488,862
Planet Labs PBC Class A (b)	400,992	1,539,809
Professional Diversity Network Inc (b)(c)	961	1,508
Rcm Technologies Inc (b)	10,493	240,185
Resolute Holdings Management Inc	4,606	158,400
Resources Connection Inc	63,638	331,872
Robert Half Inc (c)	187,205	8,572,117
Science Applications International Corp	90,365	10,440,772
Skillsoft Corp Class A (b)	8,217	164,340
Spire Global Inc Class A (b)(c)	41,309	428,787
SS&C Technologies Holdings Inc	400,133	32,334,748
TransUnion	361,179	30,927,758
TriNet Group Inc	56,536	4,704,361
TrueBlue Inc (b)	55,327	331,962
TTEC Holdings Inc (b)	35,171	172,690
UL Solutions Inc Class A (c)	115,339	8,246,739
Upwork Inc (b)	232,830	3,606,537
Verisk Analytics Inc	261,618	82,184,679
Verra Mobility Corp Class A (b)	304,197	7,194,259
Where Food Comes From Inc (b)	2,768	28,012
Willdan Group Inc (b)	24,749	1,337,683
		953,732,956
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	192,191	11,072,124
Alta Equipment Group Inc Class A (c)	37,589	178,547
Applied Industrial Technologies Inc	70,860	16,051,207
BlueLinx Holdings Inc (b)	15,722	1,052,116
Boise Cascade Co	71,109	6,177,950
Core & Main Inc Class A (b)	352,843	19,339,325
Custom Truck One Source Inc Class A (b)(c)	98,628	424,100
Distribution Solutions Group Inc (b)	17,018	463,741
DNOW Inc (b)	196,076	2,827,416
DXP Enterprises Inc/TX (b)	23,706	1,960,012
EVI Industries Inc	9,882	183,211
Fastenal Co	2,125,920	87,885,533
Ferguson Enterprises Inc	370,606	67,576,298
FTAI Aviation Ltd	189,967	22,254,634
GATX Corp	65,707	10,463,183
Global Industrial Co	26,745	696,707
GMS Inc (b)	72,116	5,461,345
H&E Equipment Services Inc	58,222	5,510,130
Herc Holdings Inc (c)	52,729	6,538,396
Hudson Technologies Inc (b)	77,351	553,060
iPower Inc (b)(c)	26,747	12,570
Karat Packaging Inc	13,704	431,128
McGrath RentCorp	45,394	5,101,378
Mrc Global Inc (b)	159,690	1,981,753
MSC Industrial Direct Co Inc Class A	83,226	6,757,951
QXO Inc (c)	615,699	10,466,883
Rush Enterprises Inc Class A	127,514	6,331,070
Rush Enterprises Inc Class B	5,665	295,798
SiteOne Landscape Supply Inc (b)	83,234	9,722,564
Titan Machinery Inc (b)(c)	38,793	724,653
Transcat Inc (b)	17,407	1,521,024
United Rentals Inc	121,099	85,784,110
Watsco Inc	64,715	28,705,633
Wesco International Inc	82,049	13,775,207
Willis Lease Finance Corp	5,283	709,718
WW Grainger Inc	82,155	89,348,492
Xometry Inc Class A (b)	84,763	2,809,893
		531,148,860
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	5,426	5,178
Sky Harbour Group Corp Class A (b)(c)	37,071	381,831
		387,009
TOTAL INDUSTRIALS		10,415,747,066

Information Technology - 29.5%
Communications Equipment - 0.8%
Actelis Networks Inc (b)(c)	8,133	5,539
ADTRAN Holdings Inc (b)	133,616	1,072,936
Applied Optoelectronics Inc (b)(c)	84,278	1,299,567
Arista Networks Inc	1,915,482	165,957,360
Aviat Networks Inc (b)	22,169	475,525
BK Technologies Corp (b)	5,529	237,028
Calix Inc (b)	109,207	5,049,732
Cambium Networks Corp (b)	18,981	6,051
Ciena Corp (b)	264,045	21,139,443
Cisco Systems Inc	7,383,128	465,432,389
Clearfield Inc (b)	21,570	800,463
ClearOne Inc (b)	23,778	7,939
CommScope Holding Co Inc (b)	397,619	2,401,619
Comtech Telecommunications Corp (b)	50,493	105,025
Digi International Inc (b)	68,119	2,207,737
Extreme Networks Inc (b)	244,795	3,835,938
F5 Inc (b)	106,678	30,443,768
Franklin Wireless Corp (b)	19,621	82,604
Genasys Inc (b)	82,603	134,643
Harmonic Inc (b)	216,034	1,948,627
Inseego Corp (b)	21,166	158,322
Juniper Networks Inc	612,413	22,003,999
KVH Industries Inc (b)	26,800	144,988
Lantronix Inc (b)	56,047	122,743
Lumentum Holdings Inc (b)	127,750	9,233,770
Motorola Solutions Inc	309,825	128,695,109
Netgear Inc (b)	54,015	1,584,260
NetScout Systems Inc (b)	132,926	3,036,030
Network-1 Technologies Inc	15,146	18,933
Ondas Holdings Inc (b)	127,372	155,394
Optical Cable Corp (b)	18,567	53,844
Ribbon Communications Inc (b)	163,467	552,518
Ubiquiti Inc (c)	7,894	3,120,419
Viasat Inc (b)	156,046	1,362,282
Viavi Solutions Inc (b)	411,140	3,745,485
		876,632,029
Electronic Equipment, Instruments & Components - 0.7%
908 Devices Inc (b)(c)	47,607	270,408
Advanced Energy Industries Inc	69,616	7,990,524
Aeva Technologies Inc (b)	60,317	1,101,992
AEye Inc Class A (b)(c)	11,439	8,087
Airgain Inc (b)	19,336	77,344
Amphenol Corp Class A	2,245,333	201,922,798
AmpliTech Group Inc (b)	23,749	51,060
Arlo Technologies Inc (b)	186,924	2,676,752
Arrow Electronics Inc (b)	96,353	11,406,268
Astrotech Corp (b)	4,038	23,259
Avnet Inc	159,770	7,990,098
Badger Meter Inc	54,670	13,570,187
Bel Fuse Inc Class A	2,963	188,180
Bel Fuse Inc Class B	20,139	1,486,258
Belden Inc	74,438	7,905,316
Benchmark Electronics Inc	66,867	2,441,983
CDW Corp/DE	247,377	44,616,916
Climb Global Solutions Inc	7,265	800,421
Coda Octopus Group Inc (b)	13,361	98,337
Cognex Corp	313,888	9,407,223
Coherent Corp (b)	287,663	21,755,953
Corning Inc	1,428,589	70,843,729
CPS Technologies Corp (b)	12,397	35,331
Crane NXT Co (c)	90,899	4,873,095
CTS Corp	56,021	2,279,494
Daktronics Inc (b)	74,611	1,107,227
Data I/O Corp (b)	19,891	53,308
Digital Ally Inc (b)	1	2
ePlus Inc (b)	48,899	3,489,922
Evolv Technologies Holdings Inc Class A (b)	204,306	1,115,511
FARO Technologies Inc (b)	35,546	1,506,084
Flex Ltd (b)	710,430	30,051,189
Focus Universal Inc (b)(c)	4,563	17,522
Frequency Electronics Inc	15,855	305,050
Identiv Inc (b)	41,503	135,715
Insight Enterprises Inc (b)	50,457	6,579,088
Interlink Electronics Inc (b)	5,707	36,867
IPG Photonics Corp (b)	48,822	3,234,946
Itron Inc (b)	83,395	9,640,462
Jabil Inc	202,889	34,087,381
Key Tronic Corp (b)	25,356	73,279
Keysight Technologies Inc (b)	320,202	50,284,522
Kimball Electronics Inc (b)	46,700	845,270
Knowles Corp (b)	163,894	2,689,501
LGL Group Inc/The (b)	1,469	9,607
LightPath Technologies Inc Class A (b)	72,480	202,944
Lightwave Logic Inc (b)(c)	219,538	215,147
Littelfuse Inc	45,885	9,409,178
M-Tron Industries Inc (b)	4,312	199,516
M-Tron Industries Inc warrants 3/11/2028 (b)	4,312	3,493
Methode Electronics Inc	67,594	537,372
MicroVision Inc (b)(c)	435,329	478,862
Mirion Technologies Inc Class A (b)	347,173	6,631,004
MultiSensor AI Holdings Inc (b)	51,940	38,841
Napco Security Technologies Inc	67,787	1,891,257
Neonode Inc (b)(c)	24,150	246,813
nLight Inc (b)	91,647	1,386,619
Nortech Systems Inc (b)	192	1,741
Novanta Inc (b)	66,316	8,211,247
OSI Systems Inc (b)	28,919	6,336,442
Ouster Inc Class A (b)	78,956	965,632
PAR Technology Corp (b)(c)	71,649	4,697,308
PC Connection Inc	23,051	1,507,535
Plexus Corp (b)	50,014	6,564,838
Powerfleet Inc NJ (b)	214,571	976,298
Red Cat Holdings Inc (b)(c)	111,564	663,806
Research Frontiers Inc (b)	56,273	102,417
RF Industries Ltd (b)	11,756	49,258
Richardson Electronics Ltd/United States	23,177	207,434
Rogers Corp (b)	31,276	2,082,043
Sanmina Corp (b)	100,349	8,498,557
ScanSource Inc (b)	40,141	1,620,894
Scantech AI Systems Inc	37,173	27,081
SigmaTron International Inc (b)	7,949	23,529
SmartRent Inc Class A (b)	325,543	274,856
Sono-Tek Corp (b)	29,047	112,702
Syntec Optics Holdings Inc Class A (b)	12,042	19,869
Taitron Components Inc Class A	2,875	6,469
TD SYNNEX Corp	139,857	16,970,248
Teledyne Technologies Inc (b)	86,476	43,139,417
Trimble Inc (b)	454,961	32,425,070
TTM Technologies Inc (b)	188,554	5,630,222
VerifyMe Inc (b)	25,913	18,530
Vishay Intertechnology Inc	209,013	2,940,813
Vishay Precision Group Inc (b)	24,065	618,952
Vontier Corp	274,377	9,808,978
Vuzix Corp (b)(c)	124,528	363,622
Wrap Technologies Inc (b)(c)	64,155	93,025
Zebra Technologies Corp Class A (b)	95,418	27,649,274
		762,932,619
IT Services - 1.0%
Akamai Technologies Inc (b)	278,828	21,171,410
Applied Digital Corp (b)(c)	329,528	2,250,676
ASGN Inc (b)	81,629	4,310,827
Backblaze Inc Class A (b)	83,214	474,320
BigBear.ai Holdings Inc (b)(c)	176,946	736,095
BigCommerce Holdings Inc (b)	124,145	625,691
Brand Engagement Network Inc Class A (b)	7,944	2,216
Castellum Inc (b)	55,019	53,919
CISO Global Inc (b)(c)	4,468	3,619
Cloudflare Inc Class A (b)	571,032	94,728,498
Cognizant Technology Solutions Corp Class A	915,998	74,186,678
Couchbase Inc (b)	78,725	1,422,561
Crexendo Inc (b)	22,809	122,712
CSP Inc	11,415	173,736
Data Storage Corp (b)	10,205	38,269
DigitalOcean Holdings Inc (b)	117,443	3,323,637
DXC Technology Co (b)	333,637	5,071,282
EPAM Systems Inc (b)	105,280	18,370,307
Fastly Inc Class A (b)	239,940	1,746,763
Gartner Inc (b)	142,412	62,151,445
Glimpse Group Inc/The (b)	26,642	40,496
GoDaddy Inc Class A (b)	261,761	47,679,766
Grid Dynamics Holdings Inc (b)	115,148	1,442,804
Hackett Group Inc/The	46,556	1,141,553
IBM Corporation	1,714,334	444,115,367
Information Services Group Inc	67,848	320,243
Kyndryl Holdings Inc (b)	433,140	16,909,786
MongoDB Inc Class A (b)	138,038	26,065,716
Okta Inc Class A (b)	303,751	31,337,991
Rackspace Technology Inc (b)	139,730	159,292
Research Solutions Inc/CA (b)	46,110	127,264
Snowflake Inc Class A (b)	612,245	125,920,430
TSS Inc/MD (b)(c)	24,345	351,542
Tucows Inc Class A (b)(c)	18,481	358,531
Twilio Inc Class A (b)	284,369	33,470,231
Unisys Corp (b)	126,538	603,586
VeriSign Inc	150,601	41,034,254
WidePoint Corp (b)	14,203	42,751
		1,062,086,264
Semiconductors & Semiconductor Equipment - 10.3%
ACM Research Inc Class A (b)	89,898	2,027,200
Advanced Micro Devices Inc (b)	3,004,641	332,703,898
Aehr Test Systems (b)(c)	52,694	502,701
Alpha & Omega Semiconductor Ltd (b)	44,141	936,672
Ambarella Inc (b)	72,475	3,815,084
Amkor Technology Inc	208,462	3,756,485
Amtech Systems Inc (b)	21,041	84,374
Analog Devices Inc	919,884	196,836,778
Applied Materials Inc	1,506,897	236,206,105
Ascent Solar Technologies Inc (b)	2,280	3,624
Astera Labs Inc (b)	38,985	3,536,719
Atomera Inc (b)(c)	57,892	356,036
Axcelis Technologies Inc (b)	60,066	3,384,118
AXT Inc (b)	72,552	109,554
Blaize Holdings Inc Class A (b)(c)	103,572	208,180
Broadcom Inc	8,690,828	2,103,788,734
CEVA Inc (b)	43,875	823,095
Cirrus Logic Inc (b)	98,519	9,690,329
Cohu Inc (b)	86,518	1,476,862
Credo Technology Group Holding Ltd (b)	267,035	16,278,454
CVD Equipment Corp (b)	12,554	38,039
Datavault AI Inc (b)(c)	84,456	69,566
Diodes Inc (b)	85,596	3,800,462
Enphase Energy Inc (b)	246,026	10,183,016
Entegris Inc	280,143	19,257,030
Everspin Technologies Inc (b)(c)	35,219	197,579
First Solar Inc (b)	198,553	31,387,258
FormFactor Inc (b)	142,804	4,262,699
GCT Semiconductor Holding Inc Class A (b)(c)	64,176	66,101
GSI Technology Inc (b)	34,193	107,024
Ichor Holdings Ltd (b)	62,685	989,169
Impinj Inc (b)	42,787	4,881,569
Intel Corp	8,026,986	156,927,576
inTEST Corp (b)	21,238	128,490
KLA Corp	246,360	186,464,957
Kopin Corp (b)	261,374	334,559
Lam Research Corp	2,380,266	192,301,690
Lattice Semiconductor Corp (b)	256,251	11,515,920
MACOM Technology Solutions Holdings Inc (b)	110,794	13,473,658
Marvell Technology Inc	1,604,533	96,576,841
MaxLinear Inc Class A (b)	142,705	1,625,410
Microchip Technology Inc	996,590	57,842,084
Micron Technology Inc	2,066,013	195,155,588
MKS Inc	125,169	10,287,640
Mobix Labs Inc Class A (b)	42,136	26,967
Monolithic Power Systems Inc	88,705	58,713,840
Navitas Semiconductor Corp Class A (b)(c)	240,991	1,229,054
NVE Corp	9,256	658,657
NVIDIA Corp	45,406,798	6,135,820,614
ON Semiconductor Corp (b)	781,602	32,842,916
Onto Innovation Inc (b)	91,859	8,445,516
PDF Solutions Inc (b)	57,845	1,023,857
Penguin Solutions Inc (b)	98,955	1,757,441
Peraso Inc (b)	4,399	4,092
Photronics Inc (b)	117,202	1,958,445
Pixelworks Inc (b)	93,920	45,655
Power Integrations Inc	105,290	5,236,072
Qorvo Inc (b)	173,364	13,179,131
QUALCOMM Inc	2,050,524	297,736,085
QuickLogic Corp (b)(c)	25,386	131,499
Rambus Inc (b)	198,225	10,599,091
Rigetti Computing Inc Class A (b)(c)	455,554	5,516,759
Semtech Corp (b)	158,675	5,923,338
Silicon Laboratories Inc (b)	60,046	7,237,344
SiTime Corp (b)	35,262	6,913,820
SkyWater Technology Inc (b)(c)	40,367	364,918
Skyworks Solutions Inc	297,660	20,547,470
SolarEdge Technologies Inc (b)(c)	108,012	1,929,094
Synaptics Inc (b)	72,397	4,254,048
Teradyne Inc	302,020	23,738,772
Texas Instruments Inc	1,687,841	308,621,727
Trio-Tech International (b)	4,207	21,666
Ultra Clean Holdings Inc (b)	83,475	1,616,911
Universal Display Corp	81,925	11,743,949
Veeco Instruments Inc (b)	106,718	2,060,725
Wolfspeed Inc (b)(c)	288,561	343,388
		10,884,641,788
Software - 11.1%
8x8 Inc (b)	250,786	411,289
A10 Networks Inc	136,603	2,357,768
ACCESS Newswire Inc (b)	5,866	59,335
ACI Worldwide Inc (b)	193,482	8,950,477
Adeia Inc	201,372	2,585,616
Adobe Inc (b)	807,039	334,993,819
Agilysys Inc (b)	41,565	4,402,149
Airship AI Holdings Inc Class A (b)(c)	35,172	181,136
Alarm.com Holdings Inc (b)	91,332	5,242,457
Alkami Technology Inc (b)	121,945	3,492,505
Amplitude Inc Class A (b)	155,824	1,930,659
ANSYS Inc (b)	162,075	53,617,652
Appfolio Inc Class A (b)	43,299	9,143,450
Appian Corp Class A (b)	79,541	2,505,542
AppLovin Corp Class A (b)	412,862	162,254,766
Arteris Inc (b)	45,136	350,707
Asana Inc Class A (b)	155,881	2,791,829
Atlassian Corp Class A (b)	304,080	63,136,130
AudioEye Inc (b)(c)	11,890	145,296
Aurora Innovation Inc Class A (b)(c)	1,936,062	11,732,536
authID Inc (b)(c)	17,190	94,201
Autodesk Inc (b)	398,524	118,010,927
AvePoint Inc Class A (b)	189,217	3,528,897
Aware Inc/MA (b)	30,530	50,069
Bentley Systems Inc Class B	286,976	13,697,364
BILL Holdings Inc (b)	173,226	7,566,512
Blackbaud Inc (b)	70,414	4,381,863
BlackLine Inc (b)	95,973	5,367,770
Blend Labs Inc Class A (b)	361,589	1,323,416
Box Inc Class A (b)	265,627	10,046,013
Braze Inc Class A (b)	126,031	4,637,941
Bridgeline Digital Inc (b)	21,385	33,147
BTCS Inc (b)(c)	14,470	39,069
Btcs Inc Series V (b)(d)	11,578	0
C3.ai Inc Class A (b)(c)	211,258	5,617,350
Cadence Design Systems Inc (b)	508,461	145,963,899
Ccc Intelligent Solutions Holdings Inc Class A (b)	874,558	7,678,619
Cerence Inc (b)(c)	80,445	684,587
Cipher Mining Inc (b)(c)	423,702	1,321,950
Cleanspark Inc (b)(c)	513,372	4,430,400
Clear Secure Inc Class A	173,988	4,306,203
Clearwater Analytics Holdings Inc Class A (b)	414,187	9,567,720
Commvault Systems Inc (b)	81,847	14,990,278
Confluent Inc Class A (b)	480,438	11,064,487
Consensus Cloud Solutions Inc (b)	32,998	724,966
Core Scientific Inc (b)(c)	515,833	5,493,621
CoreCard Corp (b)	10,406	274,718
Crowdstrike Holdings Inc Class A (b)	456,597	215,226,128
CS Disco Inc (b)	43,443	171,165
CXApp Inc Class A (b)(c)	26,091	25,927
Daily Journal Corp (b)	1,731	729,495
Datadog Inc Class A (b)	580,271	68,402,345
DatChat Inc (b)	5,809	14,464
Digimarc Corp (b)(c)	27,039	353,670
Digital Turbine Inc (b)	177,315	836,927
Docusign Inc (b)	374,543	33,188,255
Dolby Laboratories Inc Class A	113,565	8,433,337
Domo Inc Class B (b)	64,359	817,359
DoubleVerify Holdings Inc (b)	260,516	3,579,490
Dropbox Inc Class A (b)	399,401	11,526,713
Duos Technologies Group Inc (b)	11,873	90,828
Dynatrace Inc (b)	554,295	29,937,473
E2open Parent Holdings Inc Class A (b)	395,153	1,268,441
eGain Corp (b)	35,461	191,135
Elastic NV (b)	161,782	13,083,310
EverCommerce Inc (b)	32,041	320,730
Exodus Movement Inc Class A (b)(c)	10,213	291,071
Expensify Inc Class A (b)	90,652	200,341
Fair Isaac Corp (b)	45,256	78,124,528
Five9 Inc (b)	139,086	3,687,170
Fortinet Inc (b)	1,179,040	120,002,691
FOXO Technologies Inc (b)	477	191
Freshworks Inc Class A (b)	348,705	5,324,725
Gen Digital Inc	1,004,423	28,605,967
Gitlab Inc Class A (b)	228,929	10,418,559
Greenidge Generation Holdings Inc Class A (b)(c)	17,158	24,021
Guidewire Software Inc (b)	154,968	33,321,219
HubSpot Inc (b)	96,643	57,009,706
I3 Verticals Inc Class A (b)	40,113	991,192
Informatica Inc Class A (b)	153,512	3,685,823
Intapp Inc (b)	98,080	5,406,170
Intellicheck Inc (b)	38,507	196,001
Intellinetics Inc (b)	5,094	63,166
InterDigital Inc (c)	47,444	10,307,683
Intrusion Inc (b)(c)	15,522	20,179
Intuit Inc	518,869	390,952,225
Inuvo Inc (b)	228,153	91,603
Iveda Solutions Inc (b)	5,496	11,816
Jamf Holding Corp (b)	117,193	1,230,527
Kaltura Inc (b)	147,949	313,652
Klaviyo Inc Class A (b)	166,137	5,648,658
LivePerson Inc (b)(c)	134,184	97,028
LiveRamp Holdings Inc (b)	121,472	3,957,558
LM Funding America Inc (b)	4,607	8,892
Manhattan Associates Inc (b)	113,199	21,369,707
MARA Holdings Inc (b)(c)	626,461	8,845,629
Marin Software Inc (b)	2,863	2,396
Meridianlink Inc (b)	49,437	825,104
Microsoft Corp	13,783,115	6,345,194,822
MicroStrategy Inc Class A (b)	441,802	163,051,446
Mitek Systems Inc (b)	84,826	796,516
N-able Inc/US (b)	133,154	1,037,270
nCino Inc (b)(c)	171,302	4,505,243
NCR Voyix Corp (b)	268,256	2,974,959
NetSol Technologies Inc (b)	22,752	65,753
NextNav Inc Class A (b)	123,741	1,552,950
NextTrip Inc (b)(c)	1,241	2,544
Nutanix Inc Class A (b)	462,103	35,438,679
Oblong Inc (b)	2,368	8,383
Olo Inc Class A (b)	208,262	1,813,962
ON24 Inc (b)	69,263	394,106
OneSpan Inc	66,939	1,066,338
Onestream Inc Class A	95,262	2,673,052
Ooma Inc (b)	46,962	641,031
Oracle Corp	3,007,596	497,847,367
PagerDuty Inc (b)	167,451	2,387,851
Palantir Technologies Inc Class A (b)	3,800,497	500,829,496
Palo Alto Networks Inc (b)	1,227,407	236,177,655
Pegasystems Inc	82,565	8,103,755
Phunware Inc (b)(c)	36,991	109,863
Porch Group Inc (b)	175,128	1,597,167
Procore Technologies Inc (b)	199,116	13,374,622
Progress Software Corp	80,472	4,953,856
PROS Holdings Inc (b)	81,436	1,432,459
PTC Inc (b)	222,933	37,524,083
Q2 Holdings Inc (b)	112,099	9,810,904
Qualys Inc (b)	68,036	9,426,388
Quantum Computing Inc (b)(c)	197,683	2,238,760
Rapid7 Inc (b)	116,899	2,682,832
reAlpha Tech Corp (b)(c)	15,697	7,108
Red Violet Inc	21,083	1,023,790
Rekor Systems Inc (b)(c)	203,266	235,789
ReposiTrak Inc	22,530	491,605
Rimini Street Inc (b)	87,464	266,765
RingCentral Inc Class A (b)	148,520	3,851,124
Riot Platforms Inc (b)(c)	551,915	4,453,954
Roper Technologies Inc	198,726	113,327,476
Rubrik Inc Class A (b)	161,957	15,442,600
SailPoint Inc	112,675	1,985,334
Salesforce Inc	1,774,236	470,829,008
Samsara Inc Class A (b)	469,653	21,857,651
SEMrush Holdings Inc Class A (b)	60,650	596,796
SentinelOne Inc Class A (b)	544,901	9,595,707
Servicenow Inc (b)	381,925	386,160,548
ServiceTitan Inc Class A (b)	16,929	1,873,532
Silvaco Group Inc (b)(c)	16,423	76,038
Smith Micro Software Inc (b)	37,889	30,906
Soluna Holdings Inc (b)(c)	8,274	5,295
SoundHound AI Inc Class A (b)(c)	666,150	6,734,777
SoundThinking Inc (b)	16,864	261,561
Sprinklr Inc Class A (b)	207,203	1,748,793
Sprout Social Inc Class A (b)	94,337	2,059,377
SPS Commerce Inc (b)	70,748	9,958,488
Synchronoss Technologies Inc (b)	17,590	120,316
Synopsys Inc (b)	286,607	132,979,916
T Stamp Inc Class A (b)(c)	2,323	4,971
Telos Corp (b)	95,799	241,413
Tenable Holdings Inc (b)	220,928	7,118,300
Teradata Corp (b)	177,047	3,887,952
Terawulf Inc (b)(c)	579,612	2,046,030
Thumzup Media Corp (b)(c)	6,507	53,488
Tyler Technologies Inc (b)	79,473	45,855,126
UiPath Inc Class A (b)	785,566	10,455,883
Unity Software Inc (b)(c)	543,796	14,182,200
Upland Software Inc (b)	47,083	101,699
Urgent.ly Inc (b)	2,070	11,344
Varonis Systems Inc (b)	207,946	9,914,865
Veea Inc Class A (b)(c)	32,273	64,869
Verb Technology Co Inc (b)(c)	1,275	10,315
Verint Systems Inc (b)	115,210	2,020,783
Veritone Inc (b)(c)	73,962	116,120
Vertex Inc Class A (b)	95,898	3,794,684
Viant Technology Inc Class A (b)	30,181	416,196
VirnetX Holding Corp (b)(c)	4,645	36,045
Weave Communications Inc (b)	74,921	722,988
Workday Inc Class A (b)	396,895	98,314,860
Workiva Inc Class A (b)	95,303	6,412,939
Xperi Inc (b)	82,663	643,945
Yext Inc (b)	202,525	1,358,943
Zeta Global Holdings Corp Class A (b)	396,468	5,209,590
Zoom Communications Inc Class A (b)	485,813	39,472,306
Zscaler Inc (b)	176,447	48,646,438
		11,607,216,153
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	27,852,278	5,594,130,036
AstroNova Inc (b)	11,623	107,629
Boxlight Corp Class A (b)(c)	1,653	2,909
CompoSecure Inc Class A (b)	72,714	996,909
Corsair Gaming Inc (b)	85,110	748,117
CPI Card Group Inc (b)	8,780	195,443
Dell Technologies Inc Class C	578,669	64,388,500
Diebold Nixdorf Inc (b)	69,367	3,341,408
Eastman Kodak Co (b)	136,079	772,929
Hewlett Packard Enterprise Co	2,434,365	42,065,827
HP Inc	1,740,840	43,346,916
Immersion Corp	57,669	433,671
IonQ Inc (b)(c)	365,178	14,731,281
Movano Inc (b)(c)	10,593	5,799
NetApp Inc	376,616	37,345,243
One Stop Systems Inc (b)	30,106	84,598
Pure Storage Inc Class A (b)	575,265	30,828,451
Quantum Corp (b)(c)	10,915	129,561
Sandisk Corp/DE	213,938	8,063,323
Seagate Technology Holdings PLC	392,454	46,286,025
Socket Mobile Inc (b)	1,516	1,622
Sonim Technologies Inc (b)(c)	3,324	3,075
Super Micro Computer Inc (b)(c)	933,934	37,376,039
TransAct Technologies Inc (b)	22,163	84,219
Turtle Beach Corp (b)	30,731	352,792
Western Digital Corp (b)	645,219	33,261,039
Xerox Holdings Corp (c)	221,078	1,081,071
		5,960,164,432
TOTAL INFORMATION TECHNOLOGY		31,153,673,285

Materials - 2.3%
Chemicals - 1.3%
AdvanSix Inc	49,860	1,172,209
Air Products and Chemicals Inc	412,466	115,040,892
Albemarle Corp (c)	219,008	12,211,886
Alto Ingredients Inc (b)	145,187	134,734
American Vanguard Corp	50,733	249,606
Arq Inc (b)	57,495	284,025
Ashland Inc (c)	87,658	4,339,948
ASP Isotopes Inc (b)(c)	99,845	754,828
Aspen Aerogels Inc (b)	122,766	707,132
Avient Corp	168,349	6,082,449
Axalta Coating Systems Ltd (b)	402,728	12,404,022
Balchem Corp	59,878	9,981,663
Cabot Corp	101,385	7,572,446
Celanese Corp	202,331	10,689,147
CF Industries Holdings Inc	322,476	29,251,798
Chemours Co/The	276,840	2,804,389
Core Molding Technologies Inc (b)	14,274	237,948
Corteva Inc	1,270,922	89,981,278
Danimer Scientific Inc warrants 7/15/2025 (b)	54,680	25
Dow Inc (c)	1,307,843	36,279,565
DuPont de Nemours Inc	774,927	51,765,124
Eastman Chemical Co	213,646	16,743,437
Ecolab Inc	467,253	124,111,742
Ecovyst Inc (b)	193,281	1,439,943
Element Solutions Inc	410,896	8,784,956
Flotek Industries Inc (b)	54,461	798,943
FMC Corp	230,845	9,363,073
Ginkgo Bioworks Holdings Inc Class A (b)(c)	73,935	513,848
Hawkins Inc	35,182	4,696,445
HB Fuller Co	101,115	5,644,239
Huntsman Corp	301,812	3,362,186
Ingevity Corp (b)	67,457	2,790,696
Innospec Inc	45,963	3,910,532
International Flavors & Fragrances Inc	474,819	36,352,143
Intrepid Potash Inc (b)	18,219	687,949
Koppers Holdings Inc	37,844	1,162,568
Kronos Worldwide Inc (c)	39,954	252,909
Linde PLC	882,730	412,746,893
LSB Industries Inc (b)	96,096	727,447
LyondellBasell Industries NV Class A1	481,463	27,197,845
Mativ Holdings Inc	99,839	571,079
Minerals Technologies Inc	58,488	3,320,949
Mosaic Co/The	589,776	21,314,505
NewMarket Corp	14,127	9,098,636
Northern Technologies International Corp	15,907	115,008
Novusterra Inc (b)(c)(d)	7,806	0
Olin Corp	214,249	4,158,573
Origin Materials Inc Class A (b)	234,383	102,543
Perimeter Solutions Inc	254,363	3,070,161
PPG Industries Inc	430,560	47,706,048
PureCycle Technologies Inc (b)(c)	272,752	2,593,872
Quaker Chemical Corp	25,418	2,756,328
Rayonier Advanced Materials Inc (b)	121,206	466,643
RPM International Inc	238,012	27,095,286
Scotts Miracle-Gro Co/The	80,077	4,769,386
Sensient Technologies Corp	78,321	7,403,684
Sherwin-Williams Co/The	429,554	154,128,271
Stepan Co	38,919	2,112,913
Trinseo PLC	66,627	201,880
Tronox Holdings PLC	217,362	1,234,616
Valhi Inc	4,102	59,724
Westlake Corp (c)	62,952	4,471,481
		1,349,984,494
Construction Materials - 0.3%
CRH PLC	1,258,866	114,758,225
Eagle Materials Inc	61,698	12,475,953
Knife River Corp (b)	104,388	9,822,911
Martin Marietta Materials Inc	113,386	62,084,504
Smith-Midland Corp (b)	8,198	247,087
United States Lime & Minerals Inc	19,468	2,000,921
Vulcan Materials Co	244,948	64,928,366
		266,317,967
Containers & Packaging - 0.3%
Amcor PLC	4,231,618	38,550,040
AptarGroup Inc	123,479	19,559,074
Avery Dennison Corp	148,797	26,445,691
Ball Corp	554,473	29,708,663
Crown Holdings Inc	217,243	21,398,436
Eightco Holdings Inc (b)(c)	4,092	5,523
Graphic Packaging Holding CO	558,097	12,400,915
Greif Inc Class A	42,893	2,384,851
Greif Inc Class B	13,223	796,686
International Paper Co	977,591	46,738,626
Myers Industries Inc	70,563	895,444
O-I Glass Inc (b)	284,609	3,731,224
Packaging Corp of America	165,216	31,914,775
Ranpak Holdings Corp Class A (b)	84,187	280,342
Sealed Air Corp	269,583	8,680,573
Silgan Holdings Inc	149,444	8,229,881
Smurfit WestRock PLC	916,381	39,706,789
Sonoco Products Co	181,588	8,269,518
TriMas Corp	70,037	1,846,876
		301,543,927
Metals & Mining - 0.4%
5E Advanced Materials Inc (b)	2,892	12,725
Alcoa Corp	479,539	12,837,259
Alpha Metallurgical Resources Inc (b)	20,146	2,257,158
American Battery Technology Co (b)(c)	141,356	185,176
American Infrastructure Corp (c)(d)	16,617	0
Ampco-Pittsburgh Corp (b)	29,852	89,855
Ascent Industries Co (b)	17,477	225,803
Carpenter Technology Corp	92,635	21,769,225
Century Aluminum Co (b)	95,903	1,485,537
Cleveland-Cliffs Inc (b)(c)	893,191	5,207,304
Coeur Mining Inc (b)	1,190,993	9,623,223
Commercial Metals Co	210,978	9,829,465
Compass Minerals International Inc (b)	64,230	1,233,858
Contango ORE Inc (b)(c)	17,662	342,996
Dakota Gold Corp (b)	123,756	378,693
Freeport-McMoRan Inc	2,664,236	102,519,802
Friedman Industries Inc	13,473	218,263
Gold Resource Corp (b)	157,835	83,653
Hecla Mining Co	1,168,680	6,007,015
Hycroft Mining Holding Corp (b)(c)	42,436	129,854
Idaho Strategic Resources Inc (b)(c)	22,630	299,395
Inno Holdings Inc (b)(c)	2,978	3,723
Ivanhoe Electric Inc / US (b)(c)	171,836	1,262,995
Kaiser Aluminum Corp	29,714	2,156,939
Materion Corp	38,340	2,968,666
Metallus Inc (b)	68,721	867,946
MP Materials Corp (b)(c)	222,762	4,853,984
Newmont Corp	2,110,977	111,290,708
Nucor Corp	435,501	47,626,390
Olympic Steel Inc	17,819	528,333
Paramount Gold Nevada Corp (b)	119,712	66,332
Piedmont Lithium Inc (b)(c)	39,122	241,774
Radius Recycling Inc Class A	49,492	1,465,458
Ramaco Resources Inc Class A	46,187	420,706
Ramaco Resources Inc Class B (f)	13,928	103,763
ReElement Technologies Corp (c)(d)	30,999	0
Reliance Inc	100,192	29,338,221
Royal Gold Inc	122,085	21,745,780
Ryerson Holding Corp	50,504	1,048,463
Solitario Resources Corp (b)	46,041	29,466
Steel Dynamics Inc	262,319	32,283,599
SunCoke Energy Inc	156,777	1,276,165
Tredegar Corp (b)	46,102	386,335
United States Antimony Corp (b)(c)	137,700	333,234
United States Steel Corp (c)	417,495	22,469,581
US Gold Corp (b)	19,797	229,051
Warrior Met Coal Inc	97,099	4,413,150
Worthington Steel Inc	64,399	1,603,535
		463,750,556
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	29,713	855,437
Louisiana-Pacific Corp	116,139	10,460,640
Magnera Corp (b)(c)	65,628	788,849
Sylvamo Corp	63,817	3,380,386
		15,485,312
TOTAL MATERIALS		2,397,082,256

Real Estate - 2.5%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	136,508	2,444,858
Alpine Income Property Trust Inc	26,473	405,566
American Assets Trust Inc	89,070	1,776,056
Armada Hoffler Properties Inc Class A	154,089	1,072,459
Broadstone Net Lease Inc Class A	351,430	5,591,251
CTO Realty Growth Inc	50,733	934,502
Essential Properties Realty Trust Inc	347,653	11,298,723
Generation Income Properties Inc	3,170	5,055
Gladstone Commercial Corp	86,282	1,238,147
Global Net Lease Inc	374,839	2,908,751
Mackenzie Realty Capital Inc	31,221	29,972
Modiv Industrial Inc Class C	17,010	244,094
NexPoint Diversified Real Estate Trust	73,341	305,099
One Liberty Properties Inc	30,295	741,622
WP Carey Inc	405,765	25,465,811
		54,461,966
Health Care REITs - 0.3%
Alexandria Real Estate Equities Inc	286,866	20,135,125
American Healthcare REIT Inc	283,566	9,907,796
CareTrust REIT Inc	347,753	10,001,376
Community Healthcare Trust Inc	47,987	784,107
Diversified Healthcare Trust	397,895	1,245,411
Global Medical REIT Inc	124,948	794,669
Healthcare Realty Trust Inc	658,029	9,541,421
Healthpeak Properties Inc	1,298,621	22,608,992
LTC Properties Inc	85,352	3,020,607
Medical Properties Trust Inc (c)	1,111,194	5,078,157
National Health Investors Inc	84,222	6,106,937
Omega Healthcare Investors Inc	522,646	19,337,902
Sabra Health Care REIT Inc	438,391	7,663,075
Sila Realty Trust Inc	103,518	2,579,669
Strawberry Fields REIT Ltd	12,359	126,061
Universal Health Realty Income Trust	25,440	1,010,222
Ventas Inc	810,531	52,100,933
Welltower Inc	1,129,631	174,279,471
		346,321,931
Hotel & Resort REITs - 0.1%
Apple Hospitality REIT Inc	414,544	4,804,565
Ashford Hospitality Trust Inc (b)	10,042	56,838
Braemar Hotels & Resorts Inc	105,876	241,397
Chatham Lodging Trust	90,471	645,058
DiamondRock Hospitality Co	384,789	2,939,788
Host Hotels & Resorts Inc	1,297,776	20,102,551
Park Hotels & Resorts Inc	384,079	3,979,058
Pebblebrook Hotel Trust	221,835	2,036,445
RLJ Lodging Trust (c)	283,796	2,071,711
Ryman Hospitality Properties Inc	110,903	10,769,790
Service Properties Trust	316,959	735,345
Sotherly Hotels Inc (b)	17,757	13,779
Summit Hotel Properties Inc	204,703	896,599
Sunstone Hotel Investors Inc	371,147	3,325,477
Xenia Hotels & Resorts Inc	190,059	2,324,422
		54,942,823
Industrial REITs - 0.3%
Americold Realty Trust Inc	484,105	8,021,620
EastGroup Properties Inc	96,058	16,286,634
First Industrial Realty Trust Inc	244,845	12,102,688
Industrial Logistics Properties Trust	117,586	386,858
Lineage Inc (c)	111,557	4,762,368
LXP Industrial Trust	548,161	4,703,221
Plymouth Industrial REIT Inc	76,115	1,233,063
Prologis Inc	1,718,588	186,638,658
Rexford Industrial Realty Inc	423,952	14,940,068
STAG Industrial Inc Class A	345,792	12,303,279
Terreno Realty Corp	184,543	10,411,916
		271,790,373
Office REITs - 0.1%
Brandywine Realty Trust	330,454	1,397,820
BXP Inc	269,973	18,177,282
City Office Reit Inc	74,336	362,760
COPT Defense Properties	208,966	5,736,117
Cousins Properties Inc	310,022	8,702,318
Creative Media & Community Trust Corp (c)	162	1,255
Douglas Emmett Inc	310,570	4,419,411
Easterly Government Properties Inc	75,992	1,651,306
Empire State Realty Trust Inc Class A	252,928	1,937,428
Franklin Street Properties Corp	153,292	278,991
Highwoods Properties Inc	200,101	5,943,000
Hudson Pacific Properties Inc	253,516	471,540
JBG SMITH Properties (c)	157,089	2,686,222
Kilroy Realty Corp	196,574	6,329,683
NET Lease Office Properties (b)	28,108	877,251
Office Properties Income Trust	90,949	17,553
Orion Properties Inc	98,958	189,010
Paramount Group Inc	346,248	2,094,800
Peakstone Realty Trust	68,300	846,237
Piedmont Office Realty Trust Inc Class A1	232,876	1,658,077
Postal Realty Trust Inc Class A	46,320	641,069
SL Green Realty Corp (c)	129,310	7,340,929
Vornado Realty Trust	309,013	11,640,520
		83,400,579
Real Estate Management & Development - 0.2%
Alset Inc (b)(c)	2,300	1,927
Altisource Portfolio Solutions SA (b)	3,164	17,782
Altisource Portfolio Solutions SA warrants 4/2/2029 (b)	25,313	12,656
Altisource Portfolio Solutions SA warrants 4/30/2032 (b)	25,313	15,188
American Realty Investors Inc (b)	2,448	34,933
American Strategic Investment Co Class A (b)	6,072	58,625
AMREP Corp (b)	6,410	129,803
Anywhere Real Estate Inc (b)	186,734	651,702
CBRE Group Inc Class A (b)	547,380	68,433,448
Compass Inc Class A (b)	774,137	4,575,150
Comstock Holding Cos Inc Class A (b)	6,342	58,664
CoStar Group Inc (b)	781,253	57,468,971
Cushman & Wakefield PLC (b)	428,443	4,297,283
Douglas Elliman Inc (b)	129,214	351,462
eXp World Holdings Inc (c)	158,371	1,349,321
Fathom Holdings Inc (b)	14,910	17,892
Forestar Group Inc (b)	35,589	681,529
FRP Holdings Inc (b)	26,080	707,290
Howard Hughes Holdings Inc (b)	56,543	3,862,452
Jones Lang LaSalle Inc (b)	87,783	19,549,274
JW Mays Inc (b)	47	1,731
Kennedy-Wilson Holdings Inc	225,410	1,435,862
La Rosa Holdings Corp Class A (b)	18,382	2,471
Marcus & Millichap Inc	45,997	1,325,174
Maui Land & Pineapple Co Inc (b)	15,265	242,408
Newmark Group Inc Class A	259,403	2,856,027
Offerpad Solutions Inc Class A (b)(c)	14,826	14,383
Opendoor Technologies Inc Class A (b)(c)	1,181,661	770,679
RE/MAX Holdings Inc Class A (b)	36,780	277,689
Redfin Corp (b)	228,989	2,287,600
RMR Group Inc/The Class A	34,534	521,463
Seaport Entertainment Group Inc	16,691	326,142
Seritage Growth Properties Class A (b)	76,646	216,142
St Joe Co/The	71,470	3,195,424
Star Holdings (b)	27,553	174,410
Stratus Properties Inc (b)	13,445	244,027
Tejon Ranch Co (b)	48,035	801,704
Transcontinental Realty Investors Inc (b)	2,677	105,286
Zillow Group Inc Class A (b)	115,376	7,634,429
Zillow Group Inc Class C (b)	282,550	18,961,931
		203,670,334
Residential REITs - 0.3%
American Homes 4 Rent Class A	587,622	22,241,493
Apartment Investment and Management Co Class A	241,531	1,927,417
AvalonBay Communities Inc	263,493	54,482,448
Bluerock Homes Trust Inc Class A	8,106	83,654
BRT Apartments Corp	22,858	360,242
Camden Property Trust	198,178	23,283,933
Centerspace	31,425	2,003,344
Clipper Realty Inc	28,693	109,033
Elme Communities	165,569	2,659,038
Equity LifeStyle Properties Inc	354,597	22,541,731
Equity Residential	634,078	44,474,231
Essex Property Trust Inc	119,260	33,857,914
Independence Realty Trust Inc	425,662	7,913,057
Invitation Homes Inc	1,055,728	35,578,034
Mid-America Apartment Communities Inc	216,835	33,967,203
NexPoint Residential Trust Inc	42,085	1,430,890
Sun Communities Inc	222,617	27,479,842
UDR Inc	559,042	23,161,110
UMH Properties Inc	137,837	2,314,283
Veris Residential Inc	150,881	2,293,391
		342,162,288
Retail REITs - 0.3%
Acadia Realty Trust	223,136	4,297,599
Agree Realty Corp (c)	198,487	14,946,071
Alexander's Inc	4,168	938,592
Brixmor Property Group Inc	566,174	14,386,481
CBL & Associates Properties Inc	27,865	702,477
Curbline Properties Corp	174,735	3,964,737
Federal Realty Investment Trust	142,958	13,649,630
FrontView REIT Inc	27,882	320,922
Getty Realty Corp	95,987	2,808,580
InvenTrust Properties Corp	143,576	4,033,050
Kimco Realty Corp	1,259,144	26,769,401
Kite Realty Group Trust	407,694	9,018,191
Macerich Co/The	459,393	7,432,979
NETSTREIT Corp	154,982	2,495,210
NNN REIT Inc	347,661	14,518,323
Phillips Edison & Co Inc	232,107	8,230,514
Realty Income Corp	1,625,414	92,030,941
Regency Centers Corp	302,062	21,793,773
Saul Centers Inc	24,119	812,328
Simon Property Group Inc	568,655	92,730,571
SITE Centers Corp	89,716	1,069,415
Tanger Inc	205,100	6,111,980
Urban Edge Properties	234,306	4,254,997
Whitestone REIT	84,802	1,044,761
		348,361,523
Specialized REITs - 0.9%
American Tower Corp	866,530	186,000,666
Crown Castle Inc	806,843	80,966,695
CubeSmart	418,965	17,914,943
Digital Realty Trust Inc	586,799	100,647,765
EPR Properties	141,430	7,876,237
Equinix Inc	180,482	160,416,012
Extra Space Storage Inc	392,991	59,400,590
Farmland Partners Inc	81,806	926,044
Four Corners Property Trust Inc	187,269	5,170,497
Gaming and Leisure Properties Inc	508,372	23,740,972
Gladstone Land Corp	65,711	649,553
Global Self Storage Inc	27,867	160,514
Iron Mountain Inc	544,844	53,781,551
Lamar Advertising Co Class A	163,193	19,671,284
Millrose Properties Inc Class A	222,062	6,188,868
National Storage Affiliates Trust	131,130	4,510,872
Outfront Media Inc	255,934	4,228,030
PotlatchDeltic Corp	132,751	5,222,424
Public Storage Operating Co	292,374	90,171,065
Rayonier Inc	260,946	6,184,420
Safehold Inc	85,904	1,294,573
SBA Communications Corp Class A	199,551	46,273,881
Uniti Group Inc	451,583	1,941,807
VICI Properties Inc	1,958,129	62,092,271
Weyerhaeuser Co	1,348,009	34,926,913
		980,358,447
TOTAL REAL ESTATE		2,685,470,264

Utilities - 2.4%
Electric Utilities - 1.5%
ALLETE Inc	106,867	6,950,630
Alliant Energy Corp	475,089	29,564,788
American Electric Power Co Inc	989,141	102,366,202
Constellation Energy Corp	579,992	177,564,551
Duke Energy Corp	1,439,150	169,416,738
Edison International	718,337	39,975,454
Entergy Corp	795,005	66,208,016
Evergy Inc	424,469	28,188,986
Eversource Energy	680,795	44,122,324
Exelon Corp	1,864,055	81,682,890
FirstEnergy Corp	951,652	39,912,285
Genie Energy Ltd Class B	40,246	850,800
Hawaiian Electric Industries Inc (b)	319,909	3,416,628
IDACORP Inc (c)	98,192	11,679,938
MGE Energy Inc	66,559	6,011,609
NextEra Energy Inc	3,813,563	269,390,091
NRG Energy Inc	375,345	58,516,286
OGE Energy Corp	371,172	16,506,019
Oklo Inc Class A (b)(c)	133,053	7,014,554
Otter Tail Corp (c)	78,489	6,057,781
PG&E Corp	4,069,107	68,686,526
Pinnacle West Capital Corp	210,511	19,204,919
Portland General Electric Co	202,303	8,577,647
PPL Corp	1,369,626	47,594,504
Southern Co/The	2,032,230	182,900,700
TXNM Energy Inc	166,555	9,442,003
Xcel Energy Inc	1,064,630	74,630,563
		1,576,433,432
Gas Utilities - 0.1%
Atmos Energy Corp (c)	294,684	45,581,722
Chesapeake Utilities Corp	42,107	5,145,054
MDU Resources Group Inc	375,671	6,457,784
National Fuel Gas Co	167,836	13,853,183
New Jersey Resources Corp	185,277	8,502,362
Northwest Natural Holding Co	74,931	3,069,923
ONE Gas Inc	104,574	7,817,952
RGC Resources Inc	15,449	317,477
Southwest Gas Holdings Inc	112,396	8,073,405
Spire Inc	108,123	8,139,499
UGI Corp	398,688	14,376,690
		121,335,051
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,318,361	13,302,262
Clearway Energy Inc Class A	72,599	2,094,481
Clearway Energy Inc Class C	145,698	4,483,128
Montauk Renewables Inc (b)	118,540	218,114
Ormat Technologies Inc	105,658	7,853,559
Spruce Power Holding Corp Class A (b)	24,351	48,215
Sunnova Energy International Inc (b)(c)	205,997	44,784
Talen Energy Corp (b)	85,893	20,953,597
Vistra Corp	630,838	101,293,658
		150,291,798
Multi-Utilities - 0.6%
Ameren Corp	500,359	48,474,780
Avista Corp	148,167	5,705,911
Black Hills Corp	132,964	7,774,405
CenterPoint Energy Inc	1,207,319	44,960,560
CMS Energy Corp	553,326	38,860,085
Consolidated Edison Inc	642,562	67,141,303
Dominion Energy Inc	1,559,222	88,361,111
DTE Energy Co	383,833	52,450,779
NiSource Inc	868,358	34,334,875
Northwestern Energy Group Inc	114,001	6,307,675
Public Service Enterprise Group Inc	923,414	74,824,236
Sempra	1,174,636	92,314,644
Unitil Corp	31,166	1,708,832
WEC Energy Group Inc	588,627	63,242,085
		626,461,281
Water Utilities - 0.1%
American States Water Co	70,086	5,527,683
American Water Works Co Inc	360,890	51,596,443
Artesian Resources Corp Class A	18,461	636,720
Cadiz Inc (b)(c)	96,039	282,835
California Water Service Group	110,103	5,202,367
Consolidated Water Co Ltd	27,775	750,758
Essential Utilities Inc	468,413	18,047,953
Global Water Resources Inc	21,703	220,284
H2O America	56,806	2,981,179
Middlesex Water Co	33,708	1,953,379
Pure Cycle Corp (b)	43,901	466,229
York Water Co/The	27,867	910,136
		88,575,966
TOTAL UTILITIES		2,563,097,528

TOTAL UNITED STATES		104,921,302,689
TOTAL COMMON STOCKS (Cost $49,585,216,459)		105,777,423,138

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
SRAX Inc (b)(d) (Cost $2,077)	35,558	0

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (i) (Cost $7,330,861)	4.25	7,401,000	7,331,369

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (j)(k) (Cost $1,206,931,689)	4.32	1,206,841,590	1,206,962,274

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $50,799,481,086)	106,991,716,781
NET OTHER ASSETS (LIABILITIES) - (1.0)% (g)	(1,066,838,736)
NET ASSETS - 100.0%	105,924,878,045

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	150	Jun 2025	15,512,250	809,176	809,176
CME E-Mini S&P 500 Index Contracts (United States)	354	Jun 2025	104,713,200	6,533,164	6,533,164
CME S&P 400 Midcap Index Contracts (United States)	25	Jun 2025	7,510,250	381,241	381,241

TOTAL FUTURES CONTRACTS					7,723,581
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,500,057 or 0.0% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Includes $1,007,641 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,331,371.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $38,729,591.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,518,834	658,739,478	670,258,312	283,229	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	587,986,743	1,353,693,075	734,717,544	1,822,527	-	-	1,206,962,274	1,206,841,590	3.9%
Total	599,505,577	2,012,432,553	1,404,975,856	2,105,756	-	-	1,206,962,274

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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